UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
February 28, 2023
MFS®  Core Equity Fund
RGI-SEM

MFS® Core Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end and a rapid reopening of China’s economy — have hit turbulence after the sudden collapse of two US regional banks and the government-led merger of Switzerland’s two largest lenders. At the same time, US inflation data suggest that price pressures will prove more persistent than expected, making the US Federal Reserve’s job of trying to corral four-decade-high inflation without tipping the economy into recession that much more difficult. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential near-term shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, after the recent banking turmoil, investors are increasingly mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
One result of the banking crisis has been a rally in global government bond markets as investors sense that the global monetary tightening campaign is nearing its end, and the resulting lower yields have eased some of the pressure on interest rate–sensitive parts of the economy. Over the near term, amid tighter financial conditions, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates in recent months has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
Top ten holdings
Apple, Inc.	6.2%
Microsoft Corp.	5.7%
Alphabet, Inc., “A”	3.1%
Amazon.com, Inc.	2.6%
Exxon Mobil Corp.	2.2%
Visa, Inc., “A”	1.8%
JPMorgan Chase & Co.	1.7%
Cigna Group	1.4%
Johnson & Johnson	1.3%
Home Depot, Inc.	1.2%
Global equity sectors (k)
Technology	28.1%
Financial Services	15.2%
Health Care (s)	14.8%
Capital Goods	14.1%
Consumer Cyclicals	11.5%
Energy	8.1%
Consumer Staples	5.1%
Telecommunications/Cable Television (s)	2.0%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2022 through February 28, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/22	Ending Account Value 2/28/23	Expenses Paid During Period (p) 9/01/22-2/28/23
A	Actual	0.91%	$1,000.00	$1,012.41	$4.54
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
B	Actual	1.66%	$1,000.00	$1,009.01	$8.27
	Hypothetical (h)	1.66%	$1,000.00	$1,016.56	$8.30
C	Actual	1.66%	$1,000.00	$1,008.85	$8.27
	Hypothetical (h)	1.66%	$1,000.00	$1,016.56	$8.30
I	Actual	0.66%	$1,000.00	$1,013.99	$3.30
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
R1	Actual	1.66%	$1,000.00	$1,008.71	$8.27
	Hypothetical (h)	1.66%	$1,000.00	$1,016.56	$8.30
R2	Actual	1.14%	$1,000.00	$1,011.35	$5.69
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R3	Actual	0.91%	$1,000.00	$1,012.52	$4.54
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
R4	Actual	0.66%	$1,000.00	$1,013.83	$3.30
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
R6	Actual	0.57%	$1,000.00	$1,014.19	$2.85
	Hypothetical (h)	0.57%	$1,000.00	$1,021.97	$2.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.01% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class R2 shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 2.4%
Boeing Co. (a)	72,331	$14,578,313
Curtiss-Wright Corp.	55,702	9,736,153
General Dynamics Corp.	84,682	19,299,875
Honeywell International, Inc.	176,454	33,787,412
Howmet Aerospace, Inc.	381,581	16,095,087
Leidos Holdings, Inc.	106,903	10,377,074
Raytheon Technologies Corp.	327,973	32,170,871
		$136,044,785
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	120,920	$27,049,804
Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	66,701	$7,923,412
On Holding AG (a)	274,982	6,013,856
Skechers USA, Inc., “A” (a)	136,600	6,080,066
		$20,017,334
Automotive – 0.9%
Aptiv PLC (a)	225,310	$26,199,047
LKQ Corp.	431,250	24,706,312
		$50,905,359
Biotechnology – 0.1%
Adaptive Biotechnologies Corp. (a)	318,825	$2,725,954
Oxford Nanopore Technologies PLC (a)	958,296	2,409,114
		$5,135,068
Broadcasting – 1.1%
Omnicom Group, Inc.	131,709	$11,928,884
Walt Disney Co. (a)	349,592	34,822,859
Warner Bros. Discovery, Inc. (a)	852,078	13,309,459
		$60,061,202
Brokerage & Asset Managers – 2.0%
Charles Schwab Corp.	390,092	$30,395,969
CME Group, Inc.	149,199	27,655,527
Invesco Ltd.	99,971	1,765,488
KKR & Co., Inc.	203,210	11,450,883
LPL Financial Holdings, Inc.	27,730	6,920,299

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Raymond James Financial, Inc.	309,172	$33,532,795
		$111,720,961
Business Services – 2.3%
Accenture PLC, “A”	172,860	$45,902,973
Amdocs Ltd.	215,022	19,698,165
Equifax, Inc.	23,022	4,662,646
Fidelity National Information Services, Inc.	254,721	16,141,670
Thoughtworks Holding, Inc. (a)	651,880	4,797,837
TriNet Group, Inc. (a)	115,118	9,539,829
WNS (Holdings) Ltd., ADR (a)	295,220	25,660,522
		$126,403,642
Cable TV – 0.3%
Cable One, Inc.	24,111	$16,651,298
Chemicals – 0.1%
Element Solutions, Inc.	378,460	$7,773,568
Computer Software – 9.4%
Adobe Systems, Inc. (a)	109,035	$35,321,888
Atlassian Corp. (a)	135,464	22,260,799
Black Knight, Inc. (a)	288,382	17,187,567
Cadence Design Systems, Inc. (a)	168,112	32,435,530
Check Point Software Technologies Ltd. (a)	66,874	8,273,651
Dun & Bradstreet Holdings, Inc.	899,687	10,805,241
Elastic N.V. (a)	103,006	6,079,414
Intuit, Inc.	56,412	22,969,838
Microsoft Corp. (s)	1,283,839	320,215,124
NICE Systems Ltd., ADR (a)	79,242	16,435,583
Salesforce, Inc. (a)	229,065	37,477,325
		$529,461,960
Computer Software - Systems – 7.7%
Apple, Inc. (s)	2,372,326	$349,704,575
Block, Inc., “A” (a)	189,251	14,521,229
Five9, Inc. (a)	81,056	5,349,696
Rapid7, Inc. (a)	169,133	7,999,991
ServiceNow, Inc. (a)	95,041	41,073,869
Zebra Technologies Corp., “A” (a)	45,891	13,778,773
		$432,428,133

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.4%
AvalonBay Communities, Inc., REIT	109,818	$18,945,802
AZEK Co., Inc. (a)	401,070	9,661,776
Masco Corp.	290,941	15,254,037
Sherwin-Williams Co.	76,995	17,042,843
Vulcan Materials Co.	88,186	15,953,729
		$76,858,187
Consumer Products – 1.4%
Colgate-Palmolive Co.	311,071	$22,801,504
International Flavors & Fragrances, Inc.	111,786	10,418,455
Kimberly-Clark Corp.	146,714	18,346,586
Procter & Gamble Co.	187,274	25,761,412
		$77,327,957
Consumer Services – 0.8%
Booking Holdings, Inc. (a)	8,654	$21,842,696
Bright Horizons Family Solutions, Inc. (a)	162,971	12,848,634
Grand Canyon Education, Inc. (a)	72,366	8,198,344
		$42,889,674
Containers – 0.2%
Crown Holdings, Inc.	111,739	$9,666,541
Electrical Equipment – 2.0%
AMETEK, Inc.	239,573	$33,913,954
Amphenol Corp., “A”	190,596	14,775,002
Johnson Controls International PLC	493,596	30,958,341
Sensata Technologies Holding PLC	504,982	25,541,990
TE Connectivity Ltd.	50,936	6,485,171
		$111,674,458
Electronics – 4.8%
Advanced Micro Devices (a)	260,468	$20,467,575
Analog Devices, Inc.	210,120	38,550,716
Applied Materials, Inc.	312,046	36,244,143
Broadcom, Inc.	101,168	60,123,131
Lam Research Corp.	56,549	27,483,380
Marvell Technology, Inc.	386,392	17,445,599
Monolithic Power Systems, Inc.	34,281	16,601,945
NXP Semiconductors N.V.	164,731	29,401,189
Texas Instruments, Inc.	149,280	25,594,056
		$271,911,734

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.8%
ConocoPhillips	312,664	$32,313,824
Diamondback Energy, Inc.	181,591	25,528,063
Hess Corp.	126,657	17,060,698
Valero Energy Corp.	191,931	25,283,071
		$100,185,656
Energy - Integrated – 2.2%
Exxon Mobil Corp. (s)	1,137,172	$124,986,574
Energy - Renewables – 0.2%
Enphase Energy, Inc. (a)	47,205	$9,938,068
Generac Holdings, Inc. (a)	20,374	2,445,084
		$12,383,152
Engineering - Construction – 0.3%
APi Group, Inc. (a)	290,601	$6,826,217
Jacobs Solutions, Inc.	92,184	11,015,988
		$17,842,205
Entertainment – 0.1%
Vivid Seats, Inc., “A” (a)(l)	700,232	$5,370,779
Food & Beverages – 2.6%
Archer Daniels Midland Co.	206,198	$16,413,361
Coca-Cola Co.	164,235	9,773,625
Coca-Cola Europacific Partners PLC	221,371	12,175,405
J.M. Smucker Co.	67,512	9,984,350
Mondelez International, Inc.	579,436	37,767,638
Oatly Group AB, ADR (a)(l)	2,373,645	5,222,019
PepsiCo, Inc.	323,335	56,108,322
		$147,444,720
Forest & Paper Products – 0.4%
Rayonier, Inc., REIT	673,589	$22,619,119
Gaming & Lodging – 0.6%
International Game Technology PLC	460,686	$12,235,820
Las Vegas Sands Corp. (a)	83,041	4,772,367
Marriott International, Inc., “A”	97,680	16,531,363
		$33,539,550
General Merchandise – 0.9%
Dollar General Corp.	146,041	$31,588,668
Dollar Tree, Inc. (a)	146,817	21,329,574
		$52,918,242

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.5%
Cigna Group	259,999	$75,945,708
Humana, Inc.	18,779	9,295,980
		$85,241,688
Insurance – 4.0%
Aon PLC	179,710	$54,640,825
Arthur J. Gallagher & Co.	168,304	31,531,754
Assurant, Inc.	68,737	8,756,406
Chubb Ltd.	179,435	37,864,374
Hartford Financial Services Group, Inc.	243,338	19,048,499
MetLife, Inc.	250,247	17,950,217
Reinsurance Group of America, Inc.	76,299	11,022,917
Voya Financial, Inc.	273,928	20,404,897
Willis Towers Watson PLC	91,205	21,374,804
		$222,594,693
Internet – 3.2%
Alphabet, Inc., “A” (a)(s)	1,922,081	$173,102,615
Gartner, Inc. (a)	26,890	8,814,811
		$181,917,426
Leisure & Toys – 0.7%
Electronic Arts, Inc.	207,007	$22,965,356
Funko, Inc., “A” (a)	674,226	7,288,383
Take-Two Interactive Software, Inc. (a)	86,383	9,463,258
		$39,716,997
Machinery & Tools – 2.8%
Dover Corp.	129,367	$19,392,113
Eaton Corp. PLC	231,032	40,414,428
Flowserve Corp.	333,644	11,574,110
Ingersoll Rand, Inc.	385,905	22,409,503
PACCAR, Inc.	260,992	18,843,623
Regal Rexnord Corp.	133,377	21,025,550
Wabtec Corp.	218,108	22,755,208
		$156,414,535
Major Banks – 3.8%
JPMorgan Chase & Co.	659,050	$94,474,817
Morgan Stanley	421,164	40,642,326
PNC Financial Services Group, Inc.	115,105	18,177,382
Regions Financial Corp.	952,808	22,219,483
Wells Fargo & Co.	758,586	35,479,067
		$210,993,075

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.7%
ICON PLC (a)	178,403	$40,253,069
IDEXX Laboratories, Inc. (a)	7,418	3,510,494
McKesson Corp.	105,722	36,982,613
Veeva Systems, Inc. (a)	103,433	17,134,711
		$97,880,887
Medical Equipment – 5.1%
Agilent Technologies, Inc.	162,360	$23,050,249
Align Technology, Inc. (a)	5,022	1,554,309
Becton, Dickinson and Co.	195,495	45,853,352
Boston Scientific Corp. (a)	1,248,952	58,351,037
Envista Holdings Corp. (a)	329,975	12,756,834
Maravai Lifesciences Holdings, Inc., “A” (a)	2,045,391	30,169,517
Medtronic PLC	683,666	56,607,545
Quidel Corp. (a)	297,792	25,890,036
STERIS PLC	177,285	33,334,899
		$287,567,778
Natural Gas - Pipeline – 0.2%
Cheniere Energy, Inc.	86,755	$13,650,032
Network & Telecom – 0.7%
Equinix, Inc., REIT	28,283	$19,466,340
Motorola Solutions, Inc.	65,658	17,255,579
		$36,721,919
Oil Services – 0.7%
Cactus, Inc., “A”	305,167	$14,022,424
Schlumberger Ltd.	462,028	24,584,510
		$38,606,934
Other Banks & Diversified Financials – 3.9%
American Express Co.	60,918	$10,599,123
First Interstate BancSystem, Inc.	260,289	9,250,671
M&T Bank Corp.	221,597	34,411,798
Moody's Corp.	82,698	23,994,825
Northern Trust Corp.	101,521	9,671,906
Signature Bank	53,846	6,194,982
SLM Corp.	681,848	9,804,974
SVB Financial Group (a)	20,072	5,782,944
United Community Bank, Inc.	244,331	8,089,799
Visa, Inc., “A”	452,072	99,428,716
		$217,229,738

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 6.5%
Eli Lilly & Co.	163,392	$50,850,858
Johnson & Johnson	482,219	73,904,884
Merck & Co., Inc.	601,213	63,872,869
Organon & Co.	674,380	16,515,566
Pfizer, Inc.	1,409,838	57,197,128
Vertex Pharmaceuticals, Inc. (a)	180,133	52,290,809
Zoetis, Inc.	296,520	49,518,840
		$364,150,954
Pollution Control – 0.5%
GFL Environmental, Inc.	954,514	$28,988,590
Printing & Publishing – 0.1%
Warner Music Group Corp.	153,411	$4,841,651
Railroad & Shipping – 1.0%
Canadian Pacific Railway Ltd.	468,175	$35,553,209
CSX Corp.	704,612	21,483,620
		$57,036,829
Real Estate – 1.6%
Broadstone Net Lease, Inc., REIT	973,344	$17,276,856
Empire State Realty Trust, REIT, “A”	1,413,767	10,306,362
Extra Space Storage, Inc., REIT	116,203	19,132,824
Jones Lang LaSalle, Inc. (a)	48,148	8,399,900
Prologis, Inc., REIT	53,098	6,552,293
Spirit Realty Capital, Inc., REIT	376,592	15,508,059
Sun Communities, Inc., REIT	98,810	14,143,663
		$91,319,957
Restaurants – 1.4%
Starbucks Corp.	557,678	$56,933,347
Wendy's Co.	1,045,226	22,953,163
		$79,886,510
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	69,663	$19,922,225
Axalta Coating Systems Ltd. (a)	350,152	10,434,530
Chemours Co.	189,027	6,460,943
Diversey Holdings Ltd. (a)	1,656,414	9,789,407
DuPont de Nemours, Inc.	235,844	17,223,687
Linde PLC	73,877	25,736,530
Univar Solutions, Inc. (a)	168,404	5,852,039
		$95,419,361

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 5.5%
Amazon.com, Inc. (a)(s)	1,564,402	$147,413,601
Home Depot, Inc.	233,810	69,334,017
Lululemon Athletica, Inc. (a)	53,812	16,638,670
Ross Stores, Inc.	292,126	32,291,608
Target Corp.	236,829	39,905,687
		$305,583,583
Telecommunications - Wireless – 1.7%
Liberty Broadband Corp. (a)	275,146	$23,846,904
SBA Communications Corp., REIT	121,071	31,399,764
T-Mobile US, Inc. (a)	282,275	40,133,859
		$95,380,527
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	848,727	$3,360,959
Tobacco – 0.6%
Philip Morris International, Inc.	357,481	$34,782,901
Trucking – 0.3%
Saia, Inc. (a)	69,833	$18,915,665
Utilities - Electric Power – 2.9%
CenterPoint Energy, Inc.	684,187	$19,034,082
Constellation Energy	100,354	7,515,511
Dominion Energy, Inc.	110,451	6,143,285
Duke Energy Corp.	170,350	16,057,191
Evergy, Inc.	89,772	5,279,491
Exelon Corp.	301,060	12,159,813
NextEra Energy, Inc.	432,134	30,694,478
PG&E Corp. (a)	1,970,840	30,784,521
PPL Corp.	222,088	6,011,922
Sempra Energy	67,637	10,142,845
Xcel Energy, Inc.	292,788	18,905,321
		$162,728,460
Total Common Stocks (Identified Cost, $4,380,913,083)		$5,562,203,311
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 4.55% (v) (Identified Cost, $47,523,799)	47,525,062	$47,525,062

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.59% (j) (Identified Cost, $3,647,311)	3,647,311	$3,647,311
Securities Sold Short – (0.2)%
Medical & Health Technology & Services – (0.1)%
Healthcare Services Group, Inc.	(581,597)	$(7,717,792)
Telecommunications - Wireless – (0.1)%
Crown Castle, Inc., REIT	(44,300)	$(5,792,225)
Total Securities Sold Short (Proceeds Received, $21,409,922)		$(13,510,017)

Other Assets, Less Liabilities – 0.2%		11,669,156
Net Assets – 100.0%		$5,611,534,823

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $47,525,062 and $5,565,850,622, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At February 28, 2023, the fund had cash collateral of $53,345 and other liquid securities with an aggregate value of $38,495,694 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 2/28/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $3,263,204 of securities on loan (identified cost, $4,384,560,394)	$5,565,850,622
Investments in affiliated issuers, at value (identified cost, $47,523,799)	47,525,062
Deposits with brokers for
Securities sold short	53,345
Receivables for
Investments sold	19,796,287
Fund shares sold	7,108,038
Interest and dividends	7,766,918
Other assets	70,392
Total assets	$5,648,170,664
Liabilities
Payable to custodian	$7,959,861
Payables for
Securities sold short, at value (proceeds received, $21,409,922)	13,510,017
Fund shares reacquired	10,120,125
Collateral for securities loaned, at value	3,647,311
Payable to affiliates
Investment adviser	158,659
Administrative services fee	3,537
Shareholder servicing costs	892,225
Distribution and service fees	36,966
Payable for independent Trustees' compensation	15,037
Accrued expenses and other liabilities	292,103
Total liabilities	$36,635,841
Net assets	$5,611,534,823
Net assets consist of
Paid-in capital	$4,441,196,627
Total distributable earnings (loss)	1,170,338,196
Net assets	$5,611,534,823
Shares of beneficial interest outstanding	138,464,171

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,155,877,476	55,132,723	$39.10
Class B	12,854,634	391,241	32.86
Class C	100,404,752	3,110,866	32.28
Class I	1,444,385,237	34,447,466	41.93
Class R1	6,075,403	188,120	32.30
Class R2	18,934,386	499,120	37.94
Class R3	58,974,825	1,512,827	38.98
Class R4	35,808,265	905,265	39.56
Class R6	1,778,219,845	42,276,543	42.06

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $41.49 [100 / 94.25 x $39.10]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 2/28/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$40,431,442
Dividends from affiliated issuers	1,022,975
Other	110,981
Income on securities loaned	11,833
Foreign taxes withheld	(65,354)
Total investment income	$41,511,877
Expenses
Management fee	$14,532,879
Distribution and service fees	3,387,228
Shareholder servicing costs	2,039,551
Administrative services fee	316,715
Independent Trustees' compensation	41,869
Custodian fee	69,897
Shareholder communications	146,315
Audit and tax fees	33,022
Legal fees	12,437
Dividend and interest expense on securities sold short	334,459
Interest expense and fees	14,162
Miscellaneous	168,786
Total expenses	$21,097,320
Reduction of expenses by investment adviser and distributor	(368,958)
Net expenses	$20,728,362
Net investment income (loss)	$20,783,515

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(35,449,096)
Affiliated issuers	(4,517)
Securities sold short	4,054,986
Foreign currency	(1,170)
Net realized gain (loss)	$(31,399,797)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$86,332,967
Affiliated issuers	(2,747)
Securities sold short	(1,107,757)
Net unrealized gain (loss)	$85,222,463
Net realized and unrealized gain (loss)	$53,822,666
Change in net assets from operations	$74,606,181
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22
Change in net assets
From operations
Net investment income (loss)	$20,783,515	$29,779,079
Net realized gain (loss)	(31,399,797)	204,862,215
Net unrealized gain (loss)	85,222,463	(1,040,675,828)
Change in net assets from operations	$74,606,181	$(806,034,534)
Total distributions to shareholders	$(203,307,193)	$(433,307,610)
Change in net assets from fund share transactions	$155,123,178	$730,427,616
Total change in net assets	$26,422,166	$(508,914,528)
Net assets
At beginning of period	5,585,112,657	6,094,027,185
At end of period	$5,611,534,823	$5,585,112,657
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$40.07	$49.38	$38.41	$32.45	$34.18	$30.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.15	$0.09	$0.19	$0.20	$0.20
Net realized and unrealized gain (loss)	0.36	(6.00)	11.50	6.41	1.05	5.63
Total from investment operations	$0.48	$(5.85)	$11.59	$6.60	$1.25	$5.83
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.08)	$(0.15)	$(0.15)	$(0.16)	$(0.17)
From net realized gain	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)
Total distributions declared to shareholders	$(1.45)	$(3.46)	$(0.62)	$(0.64)	$(2.98)	$(2.11)
Net asset value, end of period (x)	$39.10	$40.07	$49.38	$38.41	$32.45	$34.18
Total return (%) (r)(s)(t)(x)	1.24(n)	(12.87)	30.57	20.59	4.94	19.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.92(a)	0.92	0.94	0.97	1.00	1.00
Expenses after expense reductions	0.91(a)	0.91	0.92	0.96	0.98	0.99
Net investment income (loss)	0.60(a)	0.35	0.22	0.56	0.65	0.62
Portfolio turnover	16(n)	25	38	46	39	42
Net assets at end of period (000 omitted)	$2,155,877	$2,156,741	$2,462,032	$1,960,597	$1,373,524	$1,184,976
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.90(a)	0.89	0.90	0.93	0.96	0.97
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$33.87	$42.49	$33.24	$28.23	$30.19	$27.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.16)	$(0.19)	$(0.05)	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	0.31	(5.07)	9.91	5.55	0.89	5.00
Total from investment operations	$0.29	$(5.23)	$9.72	$5.50	$0.86	$4.96
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)
Total distributions declared to shareholders	$(1.30)	$(3.39)	$(0.47)	$(0.49)	$(2.82)	$(1.94)
Net asset value, end of period (x)	$32.86	$33.87	$42.49	$33.24	$28.23	$30.19
Total return (%) (r)(s)(t)(x)	0.90(n)	(13.52)	29.58	19.69	4.16	19.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.67(a)	1.67	1.69	1.72	1.75	1.75
Expenses after expense reductions	1.66(a)	1.66	1.67	1.71	1.73	1.74
Net investment income (loss)	(0.15)(a)	(0.42)	(0.53)	(0.18)	(0.11)	(0.14)
Portfolio turnover	16(n)	25	38	46	39	42
Net assets at end of period (000 omitted)	$12,855	$15,456	$24,861	$25,018	$22,759	$26,993
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.65(a)	1.64	1.65	1.68	1.71	1.72
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$33.30	$41.83	$32.72	$27.86	$29.84	$26.88
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.15)	$(0.19)	$(0.05)	$(0.03)	$(0.05)
Net realized and unrealized gain (loss)	0.30	(4.99)	9.77	5.46	0.87	4.95
Total from investment operations	$0.28	$(5.14)	$9.58	$5.41	$0.84	$4.90
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.06)	$—	$—
From net realized gain	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)
Total distributions declared to shareholders	$(1.30)	$(3.39)	$(0.47)	$(0.55)	$(2.82)	$(1.94)
Net asset value, end of period (x)	$32.28	$33.30	$41.83	$32.72	$27.86	$29.84
Total return (%) (r)(s)(t)(x)	0.89(n)	(13.51)	29.62	19.66	4.14	18.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.67(a)	1.67	1.69	1.72	1.75	1.75
Expenses after expense reductions	1.66(a)	1.66	1.67	1.71	1.74	1.74
Net investment income (loss)	(0.15)(a)	(0.41)	(0.53)	(0.18)	(0.10)	(0.17)
Portfolio turnover	16(n)	25	38	46	39	42
Net assets at end of period (000 omitted)	$100,405	$105,731	$140,242	$128,709	$72,093	$56,413
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.65(a)	1.64	1.65	1.69	1.71	1.72
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$42.90	$52.62	$40.87	$34.47	$36.12	$32.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.29	$0.22	$0.29	$0.30	$0.30
Net realized and unrealized gain (loss)	0.40	(6.44)	12.24	6.82	1.11	5.93
Total from investment operations	$0.58	$(6.15)	$12.46	$7.11	$1.41	$6.23
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.18)	$(0.24)	$(0.22)	$(0.24)	$(0.24)
From net realized gain	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)
Total distributions declared to shareholders	$(1.55)	$(3.57)	$(0.71)	$(0.71)	$(3.06)	$(2.18)
Net asset value, end of period (x)	$41.93	$42.90	$52.62	$40.87	$34.47	$36.12
Total return (%) (r)(s)(t)(x)	1.40(n)	(12.67)	30.91	20.89	5.17	20.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.67(a)	0.68	0.68	0.72	0.75	0.75
Expenses after expense reductions	0.66(a)	0.66	0.67	0.71	0.74	0.74
Net investment income (loss)	0.85(a)	0.60	0.47	0.81	0.90	0.88
Portfolio turnover	16(n)	25	38	46	39	42
Net assets at end of period (000 omitted)	$1,444,385	$1,405,183	$1,416,134	$841,296	$467,860	$246,779
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.65(a)	0.64	0.65	0.69	0.72	0.73
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$33.35	$41.89	$32.77	$27.84	$29.82	$26.86
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.15)	$(0.19)	$(0.06)	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	0.31	(5.00)	9.78	5.48	0.87	4.94
Total from investment operations	$0.29	$(5.15)	$9.59	$5.42	$0.84	$4.90
Less distributions declared to shareholders
From net investment income	$(0.04)	$—	$—	$—	$—	$—
From net realized gain	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)
Total distributions declared to shareholders	$(1.34)	$(3.39)	$(0.47)	$(0.49)	$(2.82)	$(1.94)
Net asset value, end of period (x)	$32.30	$33.35	$41.89	$32.77	$27.84	$29.82
Total return (%) (r)(s)(t)(x)	0.90(n)	(13.52)	29.60	19.68	4.14	19.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.67(a)	1.68	1.69	1.72	1.75	1.75
Expenses after expense reductions	1.66(a)	1.66	1.67	1.71	1.74	1.74
Net investment income (loss)	(0.15)(a)	(0.41)	(0.53)	(0.20)	(0.11)	(0.14)
Portfolio turnover	16(n)	25	38	46	39	42
Net assets at end of period (000 omitted)	$6,075	$2,974	$3,791	$3,816	$3,186	$3,448
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.65(a)	1.64	1.65	1.69	1.71	1.73
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$38.87	$48.04	$37.40	$31.61	$33.33	$29.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.05	$(0.01)	$0.10	$0.12	$0.11
Net realized and unrealized gain (loss)	0.36	(5.83)	11.20	6.24	1.02	5.50
Total from investment operations	$0.43	$(5.78)	$11.19	$6.34	$1.14	$5.61
Less distributions declared to shareholders
From net investment income	$(0.06)	$—	$(0.08)	$(0.06)	$(0.04)	$(0.09)
From net realized gain	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)
Total distributions declared to shareholders	$(1.36)	$(3.39)	$(0.55)	$(0.55)	$(2.86)	$(2.03)
Net asset value, end of period (x)	$37.94	$38.87	$48.04	$37.40	$31.61	$33.33
Total return (%) (r)(s)(t)(x)	1.16(n)	(13.08)	30.27	20.28	4.66	19.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.17(a)	1.18	1.19	1.22	1.25	1.25
Expenses after expense reductions	1.14(a)	1.15	1.16	1.20	1.23	1.24
Net investment income (loss)	0.37(a)	0.11	(0.02)	0.31	0.39	0.35
Portfolio turnover	16(n)	25	38	46	39	42
Net assets at end of period (000 omitted)	$18,934	$18,825	$21,214	$17,335	$13,416	$15,202
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.13(a)	1.13	1.14	1.17	1.20	1.22
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$39.94	$49.22	$38.29	$32.36	$34.11	$30.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.15	$0.09	$0.19	$0.20	$0.20
Net realized and unrealized gain (loss)	0.36	(5.98)	11.47	6.38	1.04	5.61
Total from investment operations	$0.48	$(5.83)	$11.56	$6.57	$1.24	$5.81
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.06)	$(0.16)	$(0.15)	$(0.17)	$(0.09)
From net realized gain	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)
Total distributions declared to shareholders	$(1.44)	$(3.45)	$(0.63)	$(0.64)	$(2.99)	$(2.03)
Net asset value, end of period (x)	$38.98	$39.94	$49.22	$38.29	$32.36	$34.11
Total return (%) (r)(s)(t)(x)	1.25(n)	(12.87)	30.59	20.56	4.91	19.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.92(a)	0.92	0.94	0.97	1.00	1.00
Expenses after expense reductions	0.91(a)	0.91	0.92	0.96	0.99	0.99
Net investment income (loss)	0.60(a)	0.34	0.22	0.56	0.64	0.61
Portfolio turnover	16(n)	25	38	46	39	42
Net assets at end of period (000 omitted)	$58,975	$60,662	$77,453	$63,347	$42,199	$34,916
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.90(a)	0.89	0.90	0.94	0.96	0.98
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$40.56	$49.93	$38.81	$32.76	$34.48	$30.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.27	$0.20	$0.27	$0.28	$0.28
Net realized and unrealized gain (loss)	0.38	(6.08)	11.63	6.48	1.05	5.67
Total from investment operations	$0.55	$(5.81)	$11.83	$6.75	$1.33	$5.95
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.17)	$(0.24)	$(0.21)	$(0.23)	$(0.24)
From net realized gain	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)
Total distributions declared to shareholders	$(1.55)	$(3.56)	$(0.71)	$(0.70)	$(3.05)	$(2.18)
Net asset value, end of period (x)	$39.56	$40.56	$49.93	$38.81	$32.76	$34.48
Total return (%) (r)(s)(t)(x)	1.41(n)	(12.67)	30.92	20.88	5.18	20.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.67(a)	0.67	0.69	0.72	0.75	0.75
Expenses after expense reductions	0.66(a)	0.66	0.67	0.71	0.74	0.74
Net investment income (loss)	0.85(a)	0.60	0.47	0.80	0.89	0.86
Portfolio turnover	16(n)	25	38	46	39	42
Net assets at end of period (000 omitted)	$35,808	$36,425	$42,883	$35,770	$29,218	$27,707
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.65(a)	0.64	0.65	0.69	0.71	0.73
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$43.06	$52.78	$40.98	$34.55	$36.18	$32.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.33	$0.25	$0.32	$0.32	$0.32
Net realized and unrealized gain (loss)	0.39	(6.45)	12.29	6.83	1.13	5.95
Total from investment operations	$0.59	$(6.12)	$12.54	$7.15	$1.45	$6.27
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.22)	$(0.27)	$(0.23)	$(0.26)	$(0.27)
From net realized gain	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)	(1.94)
Total distributions declared to shareholders	$(1.59)	$(3.60)	$(0.74)	$(0.72)	$(3.08)	$(2.21)
Net asset value, end of period (x)	$42.06	$43.06	$52.78	$40.98	$34.55	$36.18
Total return (%) (r)(s)(t)(x)	1.42(n)	(12.57)	31.03	20.98	5.28	20.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58(a)	0.59	0.60	0.64	0.67	0.67
Expenses after expense reductions	0.57(a)	0.57	0.59	0.63	0.66	0.66
Net investment income (loss)	0.94(a)	0.69	0.56	0.89	0.98	0.95
Portfolio turnover	16(n)	25	38	46	39	42
Net assets at end of period (000 omitted)	$1,778,220	$1,783,116	$1,905,417	$1,303,858	$783,340	$577,588
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.56(a)	0.55	0.57	0.60	0.63	0.65

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or

Notes to Financial Statements (unaudited) - continued
exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar

Notes to Financial Statements (unaudited) - continued
securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,562,203,311	$—	$—	$5,562,203,311
Mutual Funds	51,172,373	—	—	51,172,373
Total	$5,613,375,684	$—	$—	$5,613,375,684
Securities Sold Short	$(13,510,017)	$—	$—	$(13,510,017)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2023, this expense amounted to $334,459.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to

Notes to Financial Statements (unaudited) - continued
purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $3,263,204. The fair value of the fund's investment securities on loan and a related liability of $3,647,311 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/22
Ordinary income (including any short-term capital gains)	$183,307,105
Long-term capital gains	250,000,505
Total distributions	$433,307,610
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/23
Cost of investments	$4,445,174,232
Gross appreciation	1,410,102,697
Gross depreciation	(241,901,245)
Net unrealized appreciation (depreciation)	$1,168,201,452
As of 8/31/22
Undistributed ordinary income	28,189,853
Undistributed long-term capital gain	174,804,849
Other temporary differences	4,480,256
Net unrealized appreciation (depreciation)	1,091,564,250
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/23	Year ended 8/31/22
Class A	$78,167,508	$172,852,603
Class B	539,902	1,835,488
Class C	4,075,665	11,222,207
Class I	50,980,529	102,395,888
Class R1	241,291	303,682
Class R2	669,798	1,478,984
Class R3	2,119,841	5,462,151
Class R4	1,377,761	2,852,391
Class R6	65,134,898	134,904,216
Total	$203,307,193	$433,307,610
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.65%
In excess of $500 million and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.47%
In excess of $10 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this management fee reduction amounted to $367,106, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.51% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $142,177 for the six months ended February 28, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,655,688
Class B	0.75%	0.25%	1.00%	1.00%	69,442
Class C	0.75%	0.25%	1.00%	1.00%	513,267
Class R1	0.75%	0.25%	1.00%	1.00%	29,058
Class R2	0.25%	0.25%	0.50%	0.49%	47,084
Class R3	—	0.25%	0.25%	0.25%	72,689
Total Distribution and Service Fees					$3,387,228
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2023, this rebate amounted to $505, $10, $14, and $1,323 for Class A, Class B, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2023, were as follows:
Amount
Class A	$31,571
Class B	3,521
Class C	8,970
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2023, the fee was $237,613, which equated to 0.0086% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service

Notes to Financial Statements (unaudited) - continued
providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,801,938.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.0115% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a net decrease in pension expense of $16 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2023. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $1,879 at February 28, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2023, the fund engaged in purchase transactions pursuant to this policy, which amounted to $3,906,573.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2023, this reimbursement amounted to $110,981, which is included in “Other” income in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended February 28, 2023, purchases and sales of investments, other than short sales, and short-term obligations, aggregated $888,811,602 and $887,809,340, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,342,751	$130,870,577	7,081,371	$313,593,228
Class B	1,615	54,387	8,590	324,881
Class C	275,625	8,898,484	446,130	16,898,958
Class I	6,465,698	270,690,227	14,165,832	670,955,988
Class R1	108,035	3,634,474	33,104	1,229,815
Class R2	49,287	1,901,731	123,562	5,247,874
Class R3	97,748	3,818,343	274,974	12,197,273
Class R4	68,567	2,699,091	161,191	7,287,844
Class R6	3,772,989	159,004,216	10,609,102	508,104,101
	14,182,315	$581,571,530	32,903,856	$1,535,839,962
Shares issued to shareholders in reinvestment of distributions
Class A	1,954,844	$75,672,028	3,562,980	$167,210,640
Class B	16,436	535,482	45,078	1,798,152
Class C	118,418	3,790,562	267,931	10,505,565
Class I	1,024,361	42,500,719	1,818,846	91,233,293
Class R1	7,533	241,291	7,733	303,682
Class R2	17,823	669,798	32,394	1,477,502
Class R3	54,932	2,119,841	116,763	5,462,151
Class R4	34,809	1,362,425	59,453	2,819,255
Class R6	1,540,429	64,097,237	2,641,838	132,884,430
	4,769,585	$190,989,383	8,553,016	$413,694,670

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(3,994,794)	$(156,390,840)	(6,675,894)	$(294,800,220)
Class B	(83,140)	(2,734,731)	(182,384)	(6,872,702)
Class C	(458,749)	(14,939,536)	(891,321)	(33,011,810)
Class I	(5,793,636)	(243,576,842)	(10,147,556)	(474,213,363)
Class R1	(16,619)	(527,033)	(42,175)	(1,536,764)
Class R2	(52,271)	(1,998,262)	(113,258)	(4,915,479)
Class R3	(158,728)	(6,244,833)	(446,435)	(19,633,182)
Class R4	(96,083)	(3,800,456)	(181,591)	(8,309,164)
Class R6	(4,450,946)	(187,225,202)	(7,940,262)	(375,814,332)
	(15,104,966)	$(617,437,735)	(26,620,876)	$(1,219,107,016)
Net change
Class A	1,302,801	$50,151,765	3,968,457	$186,003,648
Class B	(65,089)	(2,144,862)	(128,716)	(4,749,669)
Class C	(64,706)	(2,250,490)	(177,260)	(5,607,287)
Class I	1,696,423	69,614,104	5,837,122	287,975,918
Class R1	98,949	3,348,732	(1,338)	(3,267)
Class R2	14,839	573,267	42,698	1,809,897
Class R3	(6,048)	(306,649)	(54,698)	(1,973,758)
Class R4	7,293	261,060	39,053	1,797,935
Class R6	862,472	35,876,251	5,310,678	265,174,199
	3,846,934	$155,123,178	14,835,996	$730,427,616
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended February 28, 2023, the fund’s commitment fee and interest expense were $14,153 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$86,682,431	$310,854,110	$350,004,215	$(4,517)	$(2,747)	$47,525,062

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,022,975	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Subsequent Event
On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2023
MFS®  Low Volatility
Equity Fund
LVU-SEM

MFS® Low Volatility
Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end and a rapid reopening of China’s economy — have hit turbulence after the sudden collapse of two US regional banks and the government-led merger of Switzerland’s two largest lenders. At the same time, US inflation data suggest that price pressures will prove more persistent than expected, making the US Federal Reserve’s job of trying to corral four-decade-high inflation without tipping the economy into recession that much more difficult. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential near-term shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, after the recent banking turmoil, investors are increasingly mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
One result of the banking crisis has been a rally in global government bond markets as investors sense that the global monetary tightening campaign is nearing its end, and the resulting lower yields have eased some of the pressure on interest rate–sensitive parts of the economy. Over the near term, amid tighter financial conditions, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates in recent months has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Amdocs Ltd.	3.4%
Merck & Co., Inc.	3.3%
Johnson & Johnson	3.0%
Accenture PLC, “A”	2.5%
Microsoft Corp.	2.3%
Everest Re Group Ltd.	2.3%
Republic Services, Inc.	2.2%
PepsiCo, Inc.	2.2%
Visa, Inc., “A”	2.0%
Eli Lilly & Co.	1.9%
GICS equity sectors (g)
Information Technology	23.6%
Health Care	16.4%
Industrials	12.2%
Consumer Staples	11.1%
Financials	9.8%
Consumer Discretionary	8.8%
Utilities	7.2%
Communication Services	5.2%
Real Estate	3.6%
Materials	1.8%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2022 through February 28, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/22	Ending Account Value 2/28/23	Expenses Paid During Period (p) 9/01/22-2/28/23
A	Actual	0.89%	$1,000.00	$1,016.20	$4.45
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
B	Actual	1.64%	$1,000.00	$1,012.68	$8.18
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
C	Actual	1.64%	$1,000.00	$1,012.96	$8.19
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
I	Actual	0.64%	$1,000.00	$1,017.63	$3.20
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R1	Actual	1.64%	$1,000.00	$1,012.47	$8.18
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
R2	Actual	1.14%	$1,000.00	$1,015.20	$5.70
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R3	Actual	0.89%	$1,000.00	$1,016.71	$4.45
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R4	Actual	0.64%	$1,000.00	$1,017.62	$3.20
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R6	Actual	0.55%	$1,000.00	$1,018.23	$2.75
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 2.4%
CACI International, Inc., “A” (a)	14,517	$4,253,481
General Dynamics Corp.	9,213	2,099,735
Honeywell International, Inc.	12,711	2,433,902
Huntington Ingalls Industries, Inc.	8,789	1,891,393
		$10,678,511
Automotive – 0.4%
Lear Corp.	13,795	$1,926,472
Broadcasting – 0.5%
Omnicom Group, Inc.	22,480	$2,036,014
Brokerage & Asset Managers – 0.9%
LPL Financial Holdings, Inc.	8,093	$2,019,689
Raymond James Financial, Inc.	19,284	2,091,543
		$4,111,232
Business Services – 9.6%
Accenture PLC, “A”	42,485	$11,281,892
Amdocs Ltd.	163,228	14,953,317
Cognizant Technology Solutions Corp., “A”	90,085	5,642,023
Fidelity National Information Services, Inc.	52,393	3,320,144
Fiserv, Inc. (a)	23,530	2,708,068
FleetCor Technologies, Inc. (a)	22,034	4,732,683
		$42,638,127
Cable TV – 0.6%
Comcast Corp., “A”	72,788	$2,705,530
Computer Software – 2.3%
Microsoft Corp.	41,441	$10,336,214
Computer Software - Systems – 2.5%
Box, Inc., “A” (a)	67,313	$2,244,889
Juniper Networks, Inc.	99,280	3,055,838
SS&C Technologies Holdings, Inc.	102,550	6,019,685
		$11,320,412
Construction – 0.5%
AvalonBay Communities, Inc., REIT	11,532	$1,989,501
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.4%
Colgate-Palmolive Co.	57,523	$4,216,436
Procter & Gamble Co.	46,938	6,456,791
		$10,673,227
Containers – 0.5%
Graphic Packaging Holding Co.	87,818	$2,090,068
Electrical Equipment – 2.2%
AMETEK, Inc.	17,877	$2,530,668
TE Connectivity Ltd.	57,154	7,276,847
		$9,807,515
Electronics – 1.6%
Texas Instruments, Inc.	40,918	$7,015,391
Food & Beverages – 6.0%
Archer Daniels Midland Co.	19,589	$1,559,284
General Mills, Inc.	95,725	7,611,095
J.M. Smucker Co.	37,048	5,479,029
Mondelez International, Inc.	38,939	2,538,044
PepsiCo, Inc.	55,380	9,610,091
		$26,797,543
Food & Drug Stores – 0.9%
Kroger Co.	95,297	$4,111,113
Gaming & Lodging – 0.5%
Hilton Worldwide Holdings, Inc.	13,988	$2,021,406
General Merchandise – 1.0%
Dollar General Corp.	20,076	$4,342,439
Health Maintenance Organizations – 1.2%
Cigna Group	9,915	$2,896,171
UnitedHealth Group, Inc.	4,673	2,224,068
		$5,120,239
Insurance – 8.0%
Ameriprise Financial, Inc.	6,874	$2,356,888
Aon PLC	6,552	1,992,136
Assurant, Inc.	21,827	2,780,542
Chubb Ltd.	26,239	5,536,954
Equitable Holdings, Inc.	62,295	1,957,309
Everest Re Group Ltd.	26,707	10,254,687
Hanover Insurance Group, Inc.	16,786	2,341,311
Hartford Financial Services Group, Inc.	37,015	2,897,534
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
MetLife, Inc.	42,310	$3,034,896
Reinsurance Group of America, Inc.	17,808	2,572,722
		$35,724,979
Internet – 2.4%
Alphabet, Inc., “A” (a)	86,580	$7,797,395
Alphabet, Inc., “C” (a)	31,193	2,816,728
		$10,614,123
Machinery & Tools – 3.8%
Eaton Corp. PLC	45,553	$7,968,587
PACCAR, Inc.	31,135	2,247,947
Roper Technologies, Inc.	11,041	4,749,838
Timken Co.	24,940	2,131,123
		$17,097,495
Major Banks – 0.4%
JPMorgan Chase & Co.	13,698	$1,963,608
Medical & Health Technology & Services – 1.7%
McKesson Corp.	21,604	$7,557,295
Medical Equipment – 4.2%
Abbott Laboratories	21,472	$2,184,132
Danaher Corp.	11,100	2,747,583
Medtronic PLC	65,498	5,423,234
STERIS PLC	30,219	5,682,079
Thermo Fisher Scientific, Inc.	4,912	2,661,125
		$18,698,153
Natural Gas - Distribution – 0.4%
UGI Corp.	53,192	$1,980,338
Network & Telecom – 1.5%
Motorola Solutions, Inc.	26,028	$6,840,419
Other Banks & Diversified Financials – 3.8%
Mastercard, Inc., “A”	16,543	$5,877,562
U.S. Bancorp	43,134	2,058,786
Visa, Inc., “A”	41,167	9,054,270
		$16,990,618
Pharmaceuticals – 9.3%
Eli Lilly & Co.	27,333	$8,506,576
Johnson & Johnson	88,067	13,497,148
Merck & Co., Inc.	136,932	14,547,656
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Zoetis, Inc.	29,505	$4,927,335
		$41,478,715
Pollution Control – 4.1%
Republic Services, Inc.	76,599	$9,875,909
Waste Connections, Inc.	40,301	5,397,110
Waste Management, Inc.	20,819	3,117,853
		$18,390,872
Railroad & Shipping – 0.5%
CSX Corp.	72,434	$2,208,513
Real Estate – 3.2%
Life Storage, Inc., REIT	16,240	$1,957,245
National Retail Properties, Inc., REIT	43,950	1,991,814
Public Storage, Inc., REIT	14,418	4,310,261
Spirit Realty Capital, Inc., REIT	50,924	2,097,050
Sun Communities, Inc., REIT	12,189	1,744,733
W.P. Carey, Inc., REIT	24,247	1,967,887
		$14,068,990
Restaurants – 2.7%
McDonald's Corp.	20,576	$5,430,212
Starbucks Corp.	45,051	4,599,257
Texas Roadhouse, Inc.	20,909	2,123,100
		$12,152,569
Specialty Chemicals – 1.3%
Ashland, Inc.	33,934	$3,453,802
Ecolab, Inc.	15,934	2,539,402
		$5,993,204
Specialty Stores – 6.0%
AutoZone, Inc. (a)	3,109	$7,730,653
Home Depot, Inc.	17,319	5,135,776
O'Reilly Automotive, Inc. (a)	2,725	2,262,023
Ulta Beauty, Inc. (a)	6,729	3,491,005
Walmart Stores, Inc.	56,816	8,075,258
		$26,694,715
Telecommunications - Wireless – 1.8%
T-Mobile US, Inc. (a)	55,663	$7,914,165
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.8%
J.B. Hunt Transport Services, Inc.	12,957	$2,342,496
Landstar System, Inc.	17,710	3,201,791
Old Dominion Freight Line, Inc.	7,405	2,512,220
		$8,056,507
Utilities - Electric Power – 6.8%
American Electric Power Co., Inc.	38,337	$3,372,506
DTE Energy Co.	28,273	3,101,831
Duke Energy Corp.	40,161	3,785,576
Edison International	36,109	2,390,777
Evergy, Inc.	41,940	2,466,491
Exelon Corp.	158,745	6,411,710
NextEra Energy, Inc.	22,181	1,575,516
Sempra Energy	14,786	2,217,309
Xcel Energy, Inc.	76,607	4,946,514
		$30,268,230
Total Common Stocks (Identified Cost, $349,812,078)		$444,414,462
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 4.55% (v) (Identified Cost, $769,383)	769,384	$769,384

Other Assets, Less Liabilities – 0.1%		620,042
Net Assets – 100.0%		$445,803,888

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $769,384 and $444,414,462, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 2/28/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $349,812,078)	$444,414,462
Investments in affiliated issuers, at value (identified cost, $769,383)	769,384
Receivables for
Fund shares sold	444,257
Dividends	660,618
Receivable from investment adviser	1,174
Other assets	47,303
Total assets	$446,337,198
Liabilities
Payables for
Fund shares reacquired	$357,323
Payable to affiliates
Administrative services fee	423
Shareholder servicing costs	79,515
Distribution and service fees	3,712
Payable for independent Trustees' compensation	1,350
Accrued expenses and other liabilities	90,987
Total liabilities	$533,310
Net assets	$445,803,888
Net assets consist of
Paid-in capital	$345,188,180
Total distributable earnings (loss)	100,615,708
Net assets	$445,803,888
Shares of beneficial interest outstanding	25,419,055
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$161,884,775	9,238,066	$17.52
Class B	1,545,936	88,525	17.46
Class C	24,267,082	1,396,521	17.38
Class I	150,559,997	8,576,829	17.55
Class R1	561,782	32,118	17.49
Class R2	456,860	25,927	17.62
Class R3	659,293	37,469	17.60
Class R4	98,375	5,600	17.57
Class R6	105,769,788	6,018,000	17.58

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.59 [100 / 94.25 x $17.52]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 2/28/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$4,018,503
Dividends from affiliated issuers	36,924
Other	3,034
Foreign taxes withheld	(3,399)
Total investment income	$4,055,062
Expenses
Management fee	$1,134,039
Distribution and service fees	338,262
Shareholder servicing costs	180,746
Administrative services fee	38,555
Independent Trustees' compensation	4,479
Custodian fee	18,003
Shareholder communications	23,669
Audit and tax fees	29,949
Legal fees	1,090
Miscellaneous	89,264
Total expenses	$1,858,056
Reduction of expenses by investment adviser and distributor	(113,604)
Net expenses	$1,744,452
Net investment income (loss)	$2,310,610
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$10,061,890
Affiliated issuers	(136)
Foreign currency	(36)
Net realized gain (loss)	$10,061,718
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(4,523,907)
Affiliated issuers	1
Translation of assets and liabilities in foreign currencies	153
Net unrealized gain (loss)	$(4,523,753)
Net realized and unrealized gain (loss)	$5,537,965
Change in net assets from operations	$7,848,575
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22
Change in net assets
From operations
Net investment income (loss)	$2,310,610	$3,869,466
Net realized gain (loss)	10,061,718	68,425,059
Net unrealized gain (loss)	(4,523,753)	(124,232,463)
Change in net assets from operations	$7,848,575	$(51,937,938)
Total distributions to shareholders	$(51,549,075)	$(31,271,225)
Change in net assets from fund share transactions	$57,539,863	$(113,407,964)
Total change in net assets	$13,839,363	$(196,617,127)
Net assets
At beginning of period	431,964,525	628,581,652
At end of period	$445,803,888	$431,964,525
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$19.36	$22.51	$17.32	$16.28	$15.05	$13.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.13	$0.14	$0.18	$0.18	$0.18
Net realized and unrealized gain (loss)	0.24	(2.15)	5.22	1.04	1.68	1.47
Total from investment operations	$0.32	$(2.02)	$5.36	$1.22	$1.86	$1.65
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.12)	$(0.17)	$(0.16)	$(0.17)	$(0.18)
From net realized gain	(2.07)	(1.01)	—	(0.02)	(0.46)	(0.19)
Total distributions declared to shareholders	$(2.16)	$(1.13)	$(0.17)	$(0.18)	$(0.63)	$(0.37)
Net asset value, end of period (x)	$17.52	$19.36	$22.51	$17.32	$16.28	$15.05
Total return (%) (r)(s)(t)(x)	1.62(n)	(9.47)	31.16	7.64	13.23	12.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.94(a)	0.94	0.92	0.92	1.05	1.16
Expenses after expense reductions	0.89(a)	0.89	0.89	0.89	0.89	0.88
Net investment income (loss)	0.89(a)	0.63	0.71	1.11	1.22	1.25
Portfolio turnover	19(n)	36	20	34	28	30
Net assets at end of period (000 omitted)	$161,885	$161,776	$171,216	$135,199	$85,022	$41,177
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$19.28	$22.46	$17.29	$16.25	$15.02	$13.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.03)	$(0.01)	$0.06	$0.07	$0.07
Net realized and unrealized gain (loss)	0.25	(2.14)	5.22	1.03	1.68	1.47
Total from investment operations	$0.26	$(2.17)	$5.21	$1.09	$1.75	$1.54
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.00)(w)	$(0.04)	$(0.03)	$(0.06)	$(0.07)
From net realized gain	(2.07)	(1.01)	—	(0.02)	(0.46)	(0.19)
Total distributions declared to shareholders	$(2.08)	$(1.01)	$(0.04)	$(0.05)	$(0.52)	$(0.26)
Net asset value, end of period (x)	$17.46	$19.28	$22.46	$17.29	$16.25	$15.02
Total return (%) (r)(s)(t)(x)	1.27(n)	(10.15)	30.19	6.77	12.41	11.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.69(a)	1.69	1.67	1.67	1.81	1.91
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.15(a)	(0.14)	(0.04)	0.35	0.48	0.50
Portfolio turnover	19(n)	36	20	34	28	30
Net assets at end of period (000 omitted)	$1,546	$1,712	$2,511	$2,198	$2,558	$2,211
See Notes to Financial Statements
15

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$19.20	$22.37	$17.22	$16.20	$14.98	$13.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.03)	$(0.01)	$0.06	$0.07	$0.07
Net realized and unrealized gain (loss)	0.25	(2.13)	5.20	1.03	1.67	1.48
Total from investment operations	$0.26	$(2.16)	$5.19	$1.09	$1.74	$1.55
Less distributions declared to shareholders
From net investment income	$(0.01)	$—	$(0.04)	$(0.05)	$(0.06)	$(0.08)
From net realized gain	(2.07)	(1.01)	—	(0.02)	(0.46)	(0.19)
Total distributions declared to shareholders	$(2.08)	$(1.01)	$(0.04)	$(0.07)	$(0.52)	$(0.27)
Net asset value, end of period (x)	$17.38	$19.20	$22.37	$17.22	$16.20	$14.98
Total return (%) (r)(s)(t)(x)	1.30(n)	(10.14)	30.20	6.75	12.40	11.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.69(a)	1.69	1.67	1.67	1.81	1.91
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.14(a)	(0.14)	(0.03)	0.35	0.47	0.50
Portfolio turnover	19(n)	36	20	34	28	30
Net assets at end of period (000 omitted)	$24,267	$25,754	$32,839	$29,429	$21,859	$13,942
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$19.39	$22.55	$17.34	$16.31	$15.07	$13.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.17	$0.19	$0.22	$0.23	$0.21
Net realized and unrealized gain (loss)	0.24	(2.15)	5.23	1.03	1.68	1.49
Total from investment operations	$0.35	$(1.98)	$5.42	$1.25	$1.91	$1.70
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.17)	$(0.21)	$(0.20)	$(0.21)	$(0.22)
From net realized gain	(2.07)	(1.01)	—	(0.02)	(0.46)	(0.19)
Total distributions declared to shareholders	$(2.19)	$(1.18)	$(0.21)	$(0.22)	$(0.67)	$(0.41)
Net asset value, end of period (x)	$17.55	$19.39	$22.55	$17.34	$16.31	$15.07
Total return (%) (r)(s)(t)(x)	1.76(n)	(9.28)	31.55	7.82	13.55	12.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.69(a)	0.68	0.67	0.67	0.78	0.91
Expenses after expense reductions	0.64(a)	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.15(a)	0.82	0.99	1.35	1.46	1.50
Portfolio turnover	19(n)	36	20	34	28	30
Net assets at end of period (000 omitted)	$150,560	$163,689	$335,165	$464,428	$246,245	$30,751
See Notes to Financial Statements
17

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$19.32	$22.50	$17.33	$16.29	$15.06	$13.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.03)	$(0.01)	$0.05	$0.07	$0.07
Net realized and unrealized gain (loss)	0.24	(2.14)	5.23	1.05	1.68	1.48
Total from investment operations	$0.25	$(2.17)	$5.22	$1.10	$1.75	$1.55
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.00)(w)	$(0.05)	$(0.04)	$(0.06)	$(0.07)
From net realized gain	(2.07)	(1.01)	—	(0.02)	(0.46)	(0.19)
Total distributions declared to shareholders	$(2.08)	$(1.01)	$(0.05)	$(0.06)	$(0.52)	$(0.26)
Net asset value, end of period (x)	$17.49	$19.32	$22.50	$17.33	$16.29	$15.06
Total return (%) (r)(s)(t)(x)	1.25(n)	(10.12)	30.18	6.79	12.37	11.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.69(a)	1.69	1.67	1.67	1.81	1.91
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.15(a)	(0.14)	(0.07)	0.34	0.48	0.49
Portfolio turnover	19(n)	36	20	34	28	30
Net assets at end of period (000 omitted)	$562	$522	$683	$340	$164	$136
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$19.45	$22.61	$17.39	$16.36	$15.12	$13.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.07	$0.09	$0.14	$0.15	$0.14
Net realized and unrealized gain (loss)	0.24	(2.16)	5.25	1.04	1.68	1.49
Total from investment operations	$0.30	$(2.09)	$5.34	$1.18	$1.83	$1.63
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.06)	$(0.12)	$(0.13)	$(0.13)	$(0.15)
From net realized gain	(2.07)	(1.01)	—	(0.02)	(0.46)	(0.19)
Total distributions declared to shareholders	$(2.13)	$(1.07)	$(0.12)	$(0.15)	$(0.59)	$(0.34)
Net asset value, end of period (x)	$17.62	$19.45	$22.61	$17.39	$16.36	$15.12
Total return (%) (r)(s)(t)(x)	1.52(n)	(9.72)	30.88	7.29	12.94	11.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.19(a)	1.19	1.17	1.17	1.30	1.42
Expenses after expense reductions	1.14(a)	1.14	1.14	1.14	1.14	1.14
Net investment income (loss)	0.64(a)	0.34	0.45	0.86	0.98	1.01
Portfolio turnover	19(n)	36	20	34	28	30
Net assets at end of period (000 omitted)	$457	$511	$742	$531	$368	$156
See Notes to Financial Statements
19

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$19.43	$22.59	$17.38	$16.34	$15.10	$13.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.13	$0.14	$0.18	$0.19	$0.18
Net realized and unrealized gain (loss)	0.25	(2.16)	5.24	1.05	1.68	1.48
Total from investment operations	$0.33	$(2.03)	$5.38	$1.23	$1.87	$1.66
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.12)	$(0.17)	$(0.17)	$(0.17)	$(0.18)
From net realized gain	(2.07)	(1.01)	—	(0.02)	(0.46)	(0.19)
Total distributions declared to shareholders	$(2.16)	$(1.13)	$(0.17)	$(0.19)	$(0.63)	$(0.37)
Net asset value, end of period (x)	$17.60	$19.43	$22.59	$17.38	$16.34	$15.10
Total return (%) (r)(s)(t)(x)	1.67(n)	(9.49)	31.17	7.65	13.24	12.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.94(a)	0.94	0.92	0.93	1.05	1.16
Expenses after expense reductions	0.89(a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	0.89(a)	0.62	0.70	1.15	1.22	1.25
Portfolio turnover	19(n)	36	20	34	28	30
Net assets at end of period (000 omitted)	$659	$644	$786	$573	$100	$67
See Notes to Financial Statements
20

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$19.41	$22.56	$17.36	$16.32	$15.08	$13.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.18	$0.18	$0.22	$0.22	$0.21
Net realized and unrealized gain (loss)	0.24	(2.15)	5.23	1.04	1.69	1.49
Total from investment operations	$0.35	$(1.97)	$5.41	$1.26	$1.91	$1.70
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.17)	$(0.21)	$(0.20)	$(0.21)	$(0.22)
From net realized gain	(2.07)	(1.01)	—	(0.02)	(0.46)	(0.19)
Total distributions declared to shareholders	$(2.19)	$(1.18)	$(0.21)	$(0.22)	$(0.67)	$(0.41)
Net asset value, end of period (x)	$17.57	$19.41	$22.56	$17.36	$16.32	$15.08
Total return (%) (r)(s)(t)(x)	1.76(n)	(9.22)	31.47	7.87	13.53	12.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.69(a)	0.69	0.66	0.67	0.81	0.91
Expenses after expense reductions	0.64(a)	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.14(a)	0.87	0.96	1.35	1.48	1.50
Portfolio turnover	19(n)	36	20	34	28	30
Net assets at end of period (000 omitted)	$98	$97	$107	$81	$75	$66
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$19.42	$22.57	$17.37	$16.32	$15.09	$13.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.20	$0.23	$0.23	$0.23
Net realized and unrealized gain (loss)	0.25	(2.15)	5.23	1.05	1.68	1.48
Total from investment operations	$0.36	$(1.95)	$5.43	$1.28	$1.91	$1.71
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.19)	$(0.23)	$(0.21)	$(0.22)	$(0.23)
From net realized gain	(2.07)	(1.01)	—	(0.02)	(0.46)	(0.19)
Total distributions declared to shareholders	$(2.20)	$(1.20)	$(0.23)	$(0.23)	$(0.68)	$(0.42)
Net asset value, end of period (x)	$17.58	$19.42	$22.57	$17.37	$16.32	$15.09
Total return (%) (r)(s)(t)(x)	1.82(n)	(9.13)	31.57	8.02	13.56	12.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.60(a)	0.59	0.58	0.59	0.71	0.82
Expenses after expense reductions	0.55(a)	0.54	0.55	0.56	0.56	0.54
Net investment income (loss)	1.24(a)	0.97	1.06	1.45	1.53	1.60
Portfolio turnover	19(n)	36	20	34	28	30
Net assets at end of period (000 omitted)	$105,770	$77,259	$84,532	$78,929	$31,283	$8,632

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Low Volatility Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a
23

Notes to Financial Statements (unaudited) - continued
third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant
24

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$444,414,462	$—	$—	$444,414,462
Mutual Funds	769,384	—	—	769,384
Total	$445,183,846	$—	$—	$445,183,846
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three
25

Notes to Financial Statements (unaudited) - continued
year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/22
Ordinary income (including any short-term capital gains)	$3,631,213
Long-term capital gains	27,640,012
Total distributions	$31,271,225
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/23
Cost of investments	$355,031,506
Gross appreciation	98,310,764
Gross depreciation	(8,158,424)
Net unrealized appreciation (depreciation)	$90,152,340
As of 8/31/22
Undistributed ordinary income	656,783
Undistributed long-term capital gain	48,869,911
Other temporary differences	(153)
Net unrealized appreciation (depreciation)	94,789,667
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to
26

Notes to Financial Statements (unaudited) - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/23	Year ended 8/31/22
Class A	$18,177,077	$8,750,568
Class B	177,065	112,448
Class C	2,692,285	1,444,870
Class I	18,110,962	16,367,684
Class R1	58,762	29,956
Class R2	57,872	36,843
Class R3	72,035	38,144
Class R4	10,913	5,631
Class R6	12,192,104	4,485,081
Total	$51,549,075	$31,271,225
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this management fee reduction amounted to $30,240, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.57%
27

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this reduction amounted to $83,362, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,446 for the six months ended February 28, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 200,921
Class B	0.75%	0.25%	1.00%	1.00%	8,077
Class C	0.75%	0.25%	1.00%	1.00%	124,509
Class R1	0.75%	0.25%	1.00%	1.00%	2,675
Class R2	0.25%	0.25%	0.50%	0.50%	1,274
Class R3	—	0.25%	0.25%	0.25%	806
Total Distribution and Service Fees					$338,262
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2023, this rebate amounted to $2 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
28

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2023, were as follows:
Amount
Class A	$4,621
Class B	—
Class C	286
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2023, the fee was $10,471, which equated to 0.0046% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $170,275.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.0170% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 19 shares of Class I for an aggregate amount of $380.
At February 28, 2023, MFS held 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2023, this reimbursement amounted to $3,034, which is included in “Other” income in the Statement of Operations.
29

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended February 28, 2023, purchases and sales of investments, other than short-term obligations, aggregated $96,106,751 and $86,107,204, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	814,391	$15,135,146	1,622,679	$33,715,405
Class B	—	—	369	7,609
Class C	39,157	709,958	93,061	1,949,533
Class I	1,316,661	24,437,290	4,607,009	97,250,379
Class R1	2,657	48,955	4,130	83,856
Class R2	1,080	20,377	5,006	104,934
Class R3	451	8,367	4,711	100,551
Class R6	2,126,516	41,199,249	897,740	18,491,030
	4,300,913	$81,559,342	7,234,705	$151,703,297
Shares issued to shareholders in reinvestment of distributions
Class A	1,032,000	$18,160,545	404,541	$8,744,240
Class B	10,089	177,065	5,180	112,448
Class C	154,133	2,691,403	66,811	1,444,445
Class I	918,929	16,194,043	522,758	11,321,125
Class R1	3,344	58,762	1,377	29,956
Class R2	3,269	57,872	1,691	36,843
Class R3	4,077	72,035	1,758	38,144
Class R4	619	10,913	260	5,631
Class R6	685,170	12,089,383	204,031	4,406,979
	2,811,630	$49,512,021	1,208,407	$26,139,811
30

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(965,142)	$(17,678,155)	(1,276,450)	$(26,619,299)
Class B	(10,328)	(185,345)	(28,577)	(583,653)
Class C	(138,056)	(2,513,196)	(286,388)	(5,911,288)
Class I	(2,099,609)	(38,871,006)	(11,555,119)	(239,417,585)
Class R1	(915)	(16,459)	(8,835)	(178,784)
Class R2	(4,719)	(84,262)	(13,245)	(274,035)
Class R3	(183)	(3,365)	(8,139)	(176,230)
Class R4	—	—	(8)	(171)
Class R6	(772,918)	(14,179,712)	(867,602)	(18,090,027)
	(3,991,870)	$(73,531,500)	(14,044,363)	$(291,251,072)
Net change
Class A	881,249	$15,617,536	750,770	$15,840,346
Class B	(239)	(8,280)	(23,028)	(463,596)
Class C	55,234	888,165	(126,516)	(2,517,310)
Class I	135,981	1,760,327	(6,425,352)	(130,846,081)
Class R1	5,086	91,258	(3,328)	(64,972)
Class R2	(370)	(6,013)	(6,548)	(132,258)
Class R3	4,345	77,037	(1,670)	(37,535)
Class R4	619	10,913	252	5,460
Class R6	2,038,768	39,108,920	234,169	4,807,982
	3,120,673	$57,539,863	(5,601,251)	$(113,407,964)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an
31

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended February 28, 2023, the fund’s commitment fee and interest expense were $1,047 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,259,582	$62,724,267	$64,214,330	$(136)	$1	$769,384

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$36,924	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Subsequent Event
On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
32

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
33

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2023
MFS®  Low Volatility Global
Equity Fund
LVO-SEM

MFS® Low Volatility Global
Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end and a rapid reopening of China’s economy — have hit turbulence after the sudden collapse of two US regional banks and the government-led merger of Switzerland’s two largest lenders. At the same time, US inflation data suggest that price pressures will prove more persistent than expected, making the US Federal Reserve’s job of trying to corral four-decade-high inflation without tipping the economy into recession that much more difficult. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential near-term shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, after the recent banking turmoil, investors are increasingly mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
One result of the banking crisis has been a rally in global government bond markets as investors sense that the global monetary tightening campaign is nearing its end, and the resulting lower yields have eased some of the pressure on interest rate–sensitive parts of the economy. Over the near term, amid tighter financial conditions, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates in recent months has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
DBS Group Holdings Ltd.	3.0%
Amdocs Ltd.	3.0%
Everest Re Group Ltd.	2.6%
Johnson & Johnson	2.6%
McKesson Corp.	2.3%
Microsoft Corp.	2.2%
KDDI Corp.	2.2%
Roche Holding AG	2.2%
Merck & Co., Inc.	2.0%
General Mills, Inc.	1.9%
GICS equity sectors (g)
Information Technology	19.0%
Health Care	16.2%
Financials	14.7%
Consumer Staples	11.8%
Communication Services	9.8%
Consumer Discretionary	7.6%
Industrials	7.5%
Utilities	6.7%
Real Estate	2.9%
Materials	2.5%
Energy	0.6%
Issuer country weightings (x)
United States	54.7%
Japan	10.3%
Canada	6.1%
Switzerland	5.0%
Singapore	4.8%
South Korea	3.2%
United Kingdom	2.5%
Israel	2.3%
France	1.9%
Other Countries	9.2%
Currency exposure weightings (y)
United States Dollar	56.4%
Japanese Yen	10.3%
Canadian Dollar	5.5%
Euro	5.3%
Swiss Franc	5.0%
Singapore Dollar	4.8%
South Korean Won	3.2%
British Pound Sterling	2.5%
Thailand Baht	1.6%
Other Currencies	5.4%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2023.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2022 through February 28, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/22	Ending Account Value 2/28/23	Expenses Paid During Period (p) 9/01/22-2/28/23
A	Actual	0.99%	$1,000.00	$1,038.61	$5.00
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
B	Actual	1.74%	$1,000.00	$1,035.24	$8.78
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
C	Actual	1.74%	$1,000.00	$1,034.66	$8.78
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
I	Actual	0.74%	$1,000.00	$1,040.02	$3.74
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R1	Actual	1.74%	$1,000.00	$1,034.47	$8.78
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
R2	Actual	1.24%	$1,000.00	$1,037.86	$6.27
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R3	Actual	0.99%	$1,000.00	$1,038.52	$5.00
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R4	Actual	0.74%	$1,000.00	$1,040.00	$3.74
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R6	Actual	0.66%	$1,000.00	$1,040.52	$3.34
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 1.8%
General Dynamics Corp.	8,008	$1,825,103
Singapore Technologies Engineering Ltd.	1,264,900	3,348,803
		$5,173,906
Automotive – 0.8%
Bridgestone Corp.	29,100	$1,116,724
Toyota Motor Corp.	85,000	1,162,737
		$2,279,461
Brokerage & Asset Managers – 0.5%
IG Group Holdings PLC	148,814	$1,437,377
Business Services – 5.7%
Accenture PLC, “A”	4,050	$1,075,477
Amdocs Ltd.	91,700	8,400,637
Fiserv, Inc. (a)	10,997	1,265,645
NS Solutions Corp.	108,200	2,821,123
Secom Co. Ltd.	18,500	1,076,534
Sohgo Security Services Co. Ltd.	47,600	1,249,826
		$15,889,242
Cable TV – 1.3%
Charter Communications, Inc., “A” (a)	4,240	$1,558,667
Comcast Corp., “A”	54,696	2,033,050
		$3,591,717
Computer Software – 5.6%
ACI Worldwide, Inc. (a)	112,763	$2,914,924
Check Point Software Technologies Ltd. (a)	25,277	3,127,270
Lumine Group, Inc. (a)	7,314	74,873
Microsoft Corp.	24,930	6,218,041
NICE Systems Ltd., ADR (a)	16,645	3,452,339
		$15,787,447
Computer Software - Systems – 4.6%
Constellation Software, Inc.	2,438	$4,191,966
Fujitsu Ltd.	24,400	3,139,716
Hitachi Ltd.	45,200	2,287,305
SS&C Technologies Holdings, Inc.	30,115	1,767,751
Venture Corp. Ltd.	117,400	1,494,870
		$12,881,608
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.6%
AvalonBay Communities, Inc., REIT	9,923	$1,711,916
Consumer Products – 2.6%
Colgate-Palmolive Co.	38,524	$2,823,809
Kimberly-Clark Corp.	21,839	2,730,967
Procter & Gamble Co.	11,900	1,636,964
		$7,191,740
Electronics – 2.6%
Kyocera Corp.	70,200	$3,458,570
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	43,653	3,800,867
		$7,259,437
Energy - Integrated – 0.5%
TotalEnergies SE	24,533	$1,519,806
Food & Beverages – 6.4%
General Mills, Inc.	66,798	$5,311,109
J.M. Smucker Co.	13,796	2,040,290
Mondelez International, Inc.	35,101	2,287,883
Nestle S.A.	36,616	4,124,038
PepsiCo, Inc.	23,116	4,011,320
		$17,774,640
Food & Drug Stores – 1.6%
Sundrug Co. Ltd.	67,100	$1,816,044
Tesco PLC	827,993	2,539,676
		$4,355,720
General Merchandise – 2.6%
Dollar General Corp.	23,003	$4,975,549
Dollarama, Inc.	38,389	2,217,531
		$7,193,080
Health Maintenance Organizations – 0.7%
Cigna Group	6,864	$2,004,974
Insurance – 7.8%
Chubb Ltd.	8,513	$1,796,413
Everest Re Group Ltd.	18,929	7,268,168
Fairfax Financial Holdings Ltd.	5,471	3,824,969
MetLife, Inc.	27,213	1,951,988
Reinsurance Group of America, Inc.	10,516	1,519,247
Samsung Fire & Marine Insurance Co. Ltd.	20,312	3,292,593
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Zurich Insurance Group AG	4,237	$2,008,172
		$21,661,550
Internet – 1.2%
Alphabet, Inc., “A” (a)	38,249	$3,444,705
Leisure & Toys – 2.4%
Electronic Arts, Inc.	38,964	$4,322,666
Sankyo Co. Ltd.	56,000	2,282,693
		$6,605,359
Machinery & Tools – 1.2%
Eaton Corp. PLC	18,641	$3,260,870
Major Banks – 4.9%
DBS Group Holdings Ltd.	333,900	$8,461,095
JPMorgan Chase & Co.	24,681	3,538,021
Royal Bank of Canada	15,422	1,565,025
		$13,564,141
Medical & Health Technology & Services – 2.3%
McKesson Corp.	18,476	$6,463,090
Medical Equipment – 1.3%
Becton, Dickinson and Co.	6,183	$1,450,223
Medtronic PLC	26,568	2,199,830
		$3,650,053
Metals & Mining – 0.6%
Rio Tinto PLC	26,590	$1,826,913
Natural Gas - Distribution – 1.3%
Italgas S.p.A.	620,107	$3,531,951
Other Banks & Diversified Financials – 2.4%
KB Financial Group, Inc.	55,047	$2,134,072
Mastercard, Inc., “A”	3,405	1,209,762
U.S. Bancorp	45,916	2,191,571
Visa, Inc., “A”	5,368	1,180,638
		$6,716,043
Pharmaceuticals – 11.8%
Bayer AG	27,734	$1,651,224
Eli Lilly & Co.	9,463	2,945,075
Johnson & Johnson	47,187	7,231,880
Merck & Co., Inc.	53,400	5,673,216
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Novartis AG	19,210	$1,616,997
Novo Nordisk A.S., “B”	25,981	3,678,000
Roche Holding AG	21,142	6,101,179
Sanofi	14,362	1,350,300
Vertex Pharmaceuticals, Inc. (a)	9,364	2,718,276
		$32,966,147
Pollution Control – 1.1%
Republic Services, Inc.	23,270	$3,000,201
Precious Metals & Minerals – 1.8%
Franco-Nevada Corp.	39,963	$5,101,030
Railroad & Shipping – 0.8%
Sankyu, Inc.	57,500	$2,115,787
Real Estate – 2.3%
Extra Space Storage, Inc., REIT	10,715	$1,764,225
Life Storage, Inc., REIT	19,522	2,352,791
Public Storage, Inc., REIT	7,558	2,259,464
		$6,376,480
Restaurants – 2.5%
McDonald's Corp.	11,319	$2,987,197
Starbucks Corp.	38,182	3,898,001
		$6,885,198
Specialty Stores – 1.7%
AutoZone, Inc. (a)	1,005	$2,498,973
Walmart Stores, Inc.	16,889	2,400,433
		$4,899,406
Telecommunications - Wireless – 4.2%
Advanced Info Service Public Co. Ltd.	792,100	$4,527,406
KDDI Corp.	210,100	6,150,774
PLDT, Inc.	40,580	942,101
		$11,620,281
Telephone Services – 1.6%
Koninklijke KPN N.V.	636,881	$2,183,231
Orange S.A.	202,118	2,307,115
		$4,490,346
Tobacco – 0.5%
British American Tobacco PLC	34,470	$1,303,365
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.0%
Knight-Swift Transportation Holdings, Inc.	50,266	$2,857,120
Utilities - Electric Power – 5.5%
American Electric Power Co., Inc.	30,808	$2,710,180
CLP Holdings Ltd.	442,500	3,131,561
Duke Energy Corp.	11,847	1,116,698
E.ON SE	212,232	2,322,222
Edison International	20,275	1,342,408
Evergy, Inc.	21,843	1,284,587
Xcel Energy, Inc.	52,006	3,358,027
		$15,265,683
Total Common Stocks (Identified Cost, $236,028,841)		$273,657,790
Preferred Stocks – 1.2%
Computer Software - Systems – 1.2%
Samsung Electronics Co. Ltd. (Identified Cost, $4,355,368)	85,870	$3,465,300
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.55% (v) (Identified Cost, $1,199,606)	1,199,606	$1,199,606

Other Assets, Less Liabilities – 0.3%		787,386
Net Assets – 100.0%		$279,110,082

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,199,606 and $277,123,090, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 2/28/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $240,384,209)	$277,123,090
Investments in affiliated issuers, at value (identified cost, $1,199,606)	1,199,606
Receivables for
Fund shares sold	407,710
Interest and dividends	1,052,322
Other assets	46,361
Total assets	$279,829,089
Liabilities
Payables for
Investments purchased	$74,882
Fund shares reacquired	472,756
Payable to affiliates
Investment adviser	6,287
Administrative services fee	285
Shareholder servicing costs	31,917
Distribution and service fees	636
Payable for independent Trustees' compensation	858
Deferred country tax expense payable	40,381
Accrued expenses and other liabilities	91,005
Total liabilities	$719,007
Net assets	$279,110,082
Net assets consist of
Paid-in capital	$244,524,048
Total distributable earnings (loss)	34,586,034
Net assets	$279,110,082
Shares of beneficial interest outstanding	19,592,019
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$31,661,296	2,222,039	$14.25
Class B	436,214	30,898	14.12
Class C	2,967,795	210,579	14.09
Class I	152,259,587	10,682,491	14.25
Class R1	128,709	9,076	14.18
Class R2	154,475	10,836	14.26
Class R3	96,412	6,757	14.27
Class R4	86,870	6,093	14.26
Class R6	91,318,724	6,413,250	14.24

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.12 [100 / 94.25 x $14.25]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 2/28/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$2,732,961
Dividends from affiliated issuers	44,435
Other	4,175
Income on securities loaned	2,495
Foreign taxes withheld	(141,197)
Total investment income	$2,642,869
Expenses
Management fee	$691,320
Distribution and service fees	54,681
Shareholder servicing costs	74,382
Administrative services fee	23,606
Independent Trustees' compensation	2,888
Custodian fee	28,761
Shareholder communications	8,883
Audit and tax fees	33,503
Legal fees	519
Registration fees	64,089
Miscellaneous	16,247
Total expenses	$998,879
Reduction of expenses by investment adviser	(47,113)
Net expenses	$951,766
Net investment income (loss)	$1,691,103
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $4,562 country tax)	$(418,857)
Affiliated issuers	834
Foreign currency	14,887
Net realized gain (loss)	$(403,136)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $28,937 increase in deferred country tax)	$8,177,779
Affiliated issuers	(107)
Translation of assets and liabilities in foreign currencies	10,904
Net unrealized gain (loss)	$8,188,576
Net realized and unrealized gain (loss)	$7,785,440
Change in net assets from operations	$9,476,543
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22
Change in net assets
From operations
Net investment income (loss)	$1,691,103	$3,412,071
Net realized gain (loss)	(403,136)	13,805,006
Net unrealized gain (loss)	8,188,576	(38,841,943)
Change in net assets from operations	$9,476,543	$(21,624,866)
Total distributions to shareholders	$(7,832,788)	$(20,522,243)
Change in net assets from fund share transactions	$38,510,187	$53,368,468
Total change in net assets	$40,153,942	$11,221,359
Net assets
At beginning of period	238,956,140	227,734,781
At end of period	$279,110,082	$238,956,140
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$14.14	$17.04	$14.18	$13.92	$13.73	$12.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.19	$0.17	$0.23	$0.25	$0.23
Net realized and unrealized gain (loss)	0.45	(1.64)	2.90	0.39	0.56	0.92
Total from investment operations	$0.53	$(1.45)	$3.07	$0.62	$0.81	$1.15
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.16)	$(0.21)	$(0.27)	$(0.23)	$(0.24)
From net realized gain	(0.34)	(1.29)	—	(0.09)	(0.39)	—
Total distributions declared to shareholders	$(0.42)	$(1.45)	$(0.21)	$(0.36)	$(0.62)	$(0.24)
Net asset value, end of period (x)	$14.25	$14.14	$17.04	$14.18	$13.92	$13.73
Total return (%) (r)(s)(t)(x)	3.86(n)	(9.35)	21.83	4.60	6.38	9.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03(a)	1.05	1.04	1.05	1.05	1.06
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.98	0.97
Net investment income (loss)	1.10(a)	1.23	1.14	1.68	1.86	1.75
Portfolio turnover	15(n)	46	36	43	65	41
Net assets at end of period (000 omitted)	$31,661	$25,531	$25,815	$23,494	$19,981	$9,102
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$14.00	$16.90	$14.08	$13.82	$13.63	$12.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.07	$0.06	$0.12	$0.14	$0.13
Net realized and unrealized gain (loss)	0.47	(1.62)	2.86	0.40	0.57	0.91
Total from investment operations	$0.49	$(1.55)	$2.92	$0.52	$0.71	$1.04
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.06)	$(0.10)	$(0.17)	$(0.13)	$(0.14)
From net realized gain	(0.34)	(1.29)	—	(0.09)	(0.39)	—
Total distributions declared to shareholders	$(0.37)	$(1.35)	$(0.10)	$(0.26)	$(0.52)	$(0.14)
Net asset value, end of period (x)	$14.12	$14.00	$16.90	$14.08	$13.82	$13.63
Total return (%) (r)(s)(t)(x)	3.52(n)	(10.03)	20.88	3.81	5.60	8.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78(a)	1.80	1.78	1.80	1.79	1.81
Expenses after expense reductions	1.74(a)	1.74	1.74	1.75	1.74	1.74
Net investment income (loss)	0.35(a)	0.48	0.40	0.88	1.03	1.02
Portfolio turnover	15(n)	46	36	43	65	41
Net assets at end of period (000 omitted)	$436	$438	$475	$410	$410	$380
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$13.98	$16.88	$14.05	$13.80	$13.62	$12.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.07	$0.06	$0.12	$0.14	$0.13
Net realized and unrealized gain (loss)	0.46	(1.62)	2.88	0.39	0.57	0.92
Total from investment operations	$0.48	$(1.55)	$2.94	$0.51	$0.71	$1.05
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.06)	$(0.11)	$(0.17)	$(0.14)	$(0.14)
From net realized gain	(0.34)	(1.29)	—	(0.09)	(0.39)	—
Total distributions declared to shareholders	$(0.37)	$(1.35)	$(0.11)	$(0.26)	$(0.53)	$(0.14)
Net asset value, end of period (x)	$14.09	$13.98	$16.88	$14.05	$13.80	$13.62
Total return (%) (r)(s)(t)(x)	3.47(n)	(10.04)	21.00	3.77	5.57	8.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78(a)	1.80	1.79	1.80	1.80	1.81
Expenses after expense reductions	1.74(a)	1.74	1.74	1.75	1.74	1.74
Net investment income (loss)	0.35(a)	0.49	0.39	0.90	1.02	1.01
Portfolio turnover	15(n)	46	36	43	65	41
Net assets at end of period (000 omitted)	$2,968	$3,001	$3,133	$3,261	$2,876	$1,773
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$14.14	$17.05	$14.18	$13.92	$13.73	$12.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.24	$0.21	$0.26	$0.28	$0.27
Net realized and unrealized gain (loss)	0.45	(1.66)	2.90	0.39	0.56	0.91
Total from investment operations	$0.55	$(1.42)	$3.11	$0.65	$0.84	$1.18
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.20)	$(0.24)	$(0.30)	$(0.26)	$(0.27)
From net realized gain	(0.34)	(1.29)	—	(0.09)	(0.39)	—
Total distributions declared to shareholders	$(0.44)	$(1.49)	$(0.24)	$(0.39)	$(0.65)	$(0.27)
Net asset value, end of period (x)	$14.25	$14.14	$17.05	$14.18	$13.92	$13.73
Total return (%) (r)(s)(t)(x)	4.00(n)	(9.18)	22.21	4.85	6.61	9.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78(a)	0.80	0.79	0.80	0.79	0.81
Expenses after expense reductions	0.74(a)	0.74	0.74	0.75	0.74	0.74
Net investment income (loss)	1.37(a)	1.53	1.38	1.88	2.09	2.03
Portfolio turnover	15(n)	46	36	43	65	41
Net assets at end of period (000 omitted)	$152,260	$124,266	$102,723	$106,849	$118,907	$114,259
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$14.07	$16.97	$14.13	$13.88	$13.69	$12.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.07	$0.06	$0.12	$0.14	$0.14
Net realized and unrealized gain (loss)	0.46	(1.63)	2.89	0.39	0.58	0.91
Total from investment operations	$0.48	$(1.56)	$2.95	$0.51	$0.72	$1.05
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.05)	$(0.11)	$(0.17)	$(0.14)	$(0.14)
From net realized gain	(0.34)	(1.29)	—	(0.09)	(0.39)	—
Total distributions declared to shareholders	$(0.37)	$(1.34)	$(0.11)	$(0.26)	$(0.53)	$(0.14)
Net asset value, end of period (x)	$14.18	$14.07	$16.97	$14.13	$13.88	$13.69
Total return (%) (r)(s)(t)(x)	3.45(n)	(10.00)	20.96	3.74	5.61	8.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78(a)	1.80	1.78	1.80	1.79	1.81
Expenses after expense reductions	1.74(a)	1.74	1.74	1.75	1.74	1.74
Net investment income (loss)	0.35(a)	0.48	0.40	0.90	1.03	1.03
Portfolio turnover	15(n)	46	36	43	65	41
Net assets at end of period (000 omitted)	$129	$130	$149	$109	$96	$74
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$14.14	$17.04	$14.18	$13.92	$13.73	$12.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.15	$0.15	$0.19	$0.21	$0.20
Net realized and unrealized gain (loss)	0.47	(1.65)	2.88	0.40	0.57	0.92
Total from investment operations	$0.53	$(1.50)	$3.03	$0.59	$0.78	$1.12
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.11)	$(0.17)	$(0.24)	$(0.20)	$(0.20)
From net realized gain	(0.34)	(1.29)	—	(0.09)	(0.39)	—
Total distributions declared to shareholders	$(0.41)	$(1.40)	$(0.17)	$(0.33)	$(0.59)	$(0.20)
Net asset value, end of period (x)	$14.26	$14.14	$17.04	$14.18	$13.92	$13.73
Total return (%) (r)(s)(t)(x)	3.79(n)	(9.63)	21.56	4.33	6.09	8.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.28(a)	1.30	1.28	1.30	1.29	1.31
Expenses after expense reductions	1.24(a)	1.24	1.24	1.25	1.24	1.24
Net investment income (loss)	0.84(a)	0.98	0.94	1.37	1.53	1.52
Portfolio turnover	15(n)	46	36	43	65	41
Net assets at end of period (000 omitted)	$154	$137	$263	$170	$75	$66
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$14.16	$17.06	$14.20	$13.94	$13.74	$12.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.19	$0.18	$0.23	$0.24	$0.22
Net realized and unrealized gain (loss)	0.45	(1.64)	2.89	0.39	0.58	0.93
Total from investment operations	$0.53	$(1.45)	$3.07	$0.62	$0.82	$1.15
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.16)	$(0.21)	$(0.27)	$(0.23)	$(0.23)
From net realized gain	(0.34)	(1.29)	—	(0.09)	(0.39)	—
Total distributions declared to shareholders	$(0.42)	$(1.45)	$(0.21)	$(0.36)	$(0.62)	$(0.23)
Net asset value, end of period (x)	$14.27	$14.16	$17.06	$14.20	$13.94	$13.74
Total return (%) (r)(s)(t)(x)	3.85(n)	(9.34)	21.81	4.58	6.42	9.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03(a)	1.05	1.04	1.05	1.04	1.05
Expenses after expense reductions	0.99(a)	0.99	0.99	1.00	0.99	0.99
Net investment income (loss)	1.11(a)	1.23	1.15	1.65	1.78	1.69
Portfolio turnover	15(n)	46	36	43	65	41
Net assets at end of period (000 omitted)	$96	$92	$98	$79	$71	$67
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$14.15	$17.05	$14.18	$13.92	$13.73	$12.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.23	$0.21	$0.26	$0.27	$0.27
Net realized and unrealized gain (loss)	0.45	(1.64)	2.90	0.39	0.57	0.91
Total from investment operations	$0.55	$(1.41)	$3.11	$0.65	$0.84	$1.18
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.20)	$(0.24)	$(0.30)	$(0.26)	$(0.27)
From net realized gain	(0.34)	(1.29)	—	(0.09)	(0.39)	—
Total distributions declared to shareholders	$(0.44)	$(1.49)	$(0.24)	$(0.39)	$(0.65)	$(0.27)
Net asset value, end of period (x)	$14.26	$14.15	$17.05	$14.18	$13.92	$13.73
Total return (%) (r)(s)(t)(x)	4.00(n)	(9.12)	22.21	4.85	6.61	9.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78(a)	0.80	0.79	0.81	0.79	0.81
Expenses after expense reductions	0.74(a)	0.74	0.74	0.75	0.74	0.74
Net investment income (loss)	1.36(a)	1.47	1.40	1.89	2.03	2.02
Portfolio turnover	15(n)	46	36	43	65	41
Net assets at end of period (000 omitted)	$87	$84	$92	$75	$72	$67
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$14.13	$17.03	$14.17	$13.91	$13.72	$12.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.24	$0.22	$0.27	$0.28	$0.27
Net realized and unrealized gain (loss)	0.46	(1.64)	2.90	0.40	0.57	0.92
Total from investment operations	$0.56	$(1.40)	$3.12	$0.67	$0.85	$1.19
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.21)	$(0.26)	$(0.32)	$(0.27)	$(0.28)
From net realized gain	(0.34)	(1.29)	—	(0.09)	(0.39)	—
Total distributions declared to shareholders	$(0.45)	$(1.50)	$(0.26)	$(0.41)	$(0.66)	$(0.28)
Net asset value, end of period (x)	$14.24	$14.13	$17.03	$14.17	$13.91	$13.72
Total return (%) (r)(s)(t)(x)	4.05(n)	(9.06)	22.25	4.94	6.68	9.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70(a)	0.72	0.71	0.73	0.72	0.74
Expenses after expense reductions	0.66(a)	0.66	0.67	0.67	0.67	0.67
Net investment income (loss)	1.43(a)	1.54	1.44	2.01	2.11	2.08
Portfolio turnover	15(n)	46	36	43	65	41
Net assets at end of period (000 omitted)	$91,319	$85,277	$94,987	$84,631	$76,901	$69,385

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Low Volatility Global Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
24

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
25

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$150,790,020	$—	$—	$150,790,020
Japan	28,677,833	—	—	28,677,833
Canada	16,900,521	74,873	—	16,975,394
Switzerland	13,850,386	—	—	13,850,386
Singapore	13,304,768	—	—	13,304,768
South Korea	8,891,965	—	—	8,891,965
United Kingdom	7,107,331	—	—	7,107,331
Israel	6,579,609	—	—	6,579,609
France	5,177,221	—	—	5,177,221
Other Countries	21,241,157	4,527,406	—	25,768,563
Mutual Funds	1,199,606	—	—	1,199,606
Total	$273,720,417	$4,602,279	$—	$278,322,696
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the
26

Notes to Financial Statements (unaudited) - continued
fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
27

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/22
Ordinary income (including any short-term capital gains)	$2,983,213
Long-term capital gains	17,539,030
Total distributions	$20,522,243
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/23
Cost of investments	$243,517,385
Gross appreciation	41,216,734
Gross depreciation	(6,411,423)
Net unrealized appreciation (depreciation)	$34,805,311
As of 8/31/22
Undistributed ordinary income	333,299
Undistributed long-term capital gain	6,060,870
Other temporary differences	(47,194)
Net unrealized appreciation (depreciation)	26,595,304
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
28

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/23	Year ended 8/31/22
Class A	$883,201	$2,192,527
Class B	11,199	37,962
Class C	77,372	259,632
Class I	4,091,288	9,515,931
Class R1	3,524	11,884
Class R2	4,254	12,733
Class R3	2,810	8,364
Class R4	2,657	8,073
Class R6	2,756,483	8,475,137
Total	$7,832,788	$20,522,243
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.525%
In excess of $2.5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this management fee reduction amounted to $16,747, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.68%
29

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this reduction amounted to $30,366, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,626 for the six months ended February 28, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 36,666
Class B	0.75%	0.25%	1.00%	1.00%	2,155
Class C	0.75%	0.25%	1.00%	1.00%	14,728
Class R1	0.75%	0.25%	1.00%	1.00%	650
Class R2	0.25%	0.25%	0.50%	0.50%	366
Class R3	—	0.25%	0.25%	0.25%	116
Total Distribution and Service Fees					$54,681
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 28, 2023.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2023, were as follows:
Amount
Class A	$88
Class B	—
Class C	6
30

Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2023, the fee was $3,050, which equated to 0.0024% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $71,332.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.0188% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2023, MFS held approximately 63%, 54%, and 88% of the outstanding shares of Class R1, Class R2, and Class R3, respectively, and 100% of the oustanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2023, this reimbursement amounted to $4,163, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2023, purchases and sales of investments, other than short-term obligations, aggregated $69,974,320 and $38,421,367, respectively.
31

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	574,691	$7,960,325	393,606	$5,901,232
Class B	—	—	1,562	23,879
Class C	18,939	265,982	55,397	836,119
Class I	3,484,852	49,421,176	5,000,573	75,676,454
Class R1	336	4,717	992	14,960
Class R2	1,322	17,927	396	6,510
Class R3	84	1,160	251	3,756
Class R6	601,192	8,621,396	1,276,664	19,149,326
	4,681,416	$66,292,683	6,729,441	$101,612,236
Shares issued to shareholders in reinvestment of distributions
Class A	62,688	$883,201	139,204	$2,192,527
Class B	799	11,199	2,423	37,962
Class C	5,531	77,372	16,608	259,632
Class I	227,929	3,208,351	503,719	7,925,672
Class R1	250	3,524	755	11,884
Class R2	301	4,254	806	12,733
Class R3	199	2,810	530	8,364
Class R4	188	2,657	513	8,073
Class R6	192,120	2,700,889	526,753	8,290,337
	490,005	$6,894,257	1,191,311	$18,747,184
Shares reacquired
Class A	(221,114)	$(3,122,602)	(242,209)	$(3,746,358)
Class B	(1,171)	(16,704)	(840)	(12,019)
Class C	(28,524)	(400,412)	(43,003)	(637,467)
Class I	(1,815,816)	(25,221,337)	(2,745,265)	(41,851,906)
Class R1	(757)	(10,889)	(1,268)	(18,770)
Class R2	(504)	(6,861)	(6,902)	(117,133)
Class R3	(8)	(114)	(37)	(522)
Class R6	(414,690)	(5,897,834)	(1,346,988)	(20,606,777)
	(2,482,584)	$(34,676,753)	(4,386,512)	$(66,990,952)
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	416,265	$5,720,924	290,601	$4,347,401
Class B	(372)	(5,505)	3,145	49,822
Class C	(4,054)	(57,058)	29,002	458,284
Class I	1,896,965	27,408,190	2,759,027	41,750,220
Class R1	(171)	(2,648)	479	8,074
Class R2	1,119	15,320	(5,700)	(97,890)
Class R3	275	3,856	744	11,598
Class R4	188	2,657	513	8,073
Class R6	378,622	5,424,451	456,429	6,832,886
	2,688,837	$38,510,187	3,534,240	$53,368,468
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2023, the fund’s commitment fee and interest expense were $581 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,133,480	$40,040,387	$41,974,988	$834	$(107)	$1,199,606
33

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$44,435	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Subsequent Event
On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
34

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
35

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2023
MFS®  New Discovery Fund
NDF-SEM

MFS® New Discovery Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end and a rapid reopening of China’s economy — have hit turbulence after the sudden collapse of two US regional banks and the government-led merger of Switzerland’s two largest lenders. At the same time, US inflation data suggest that price pressures will prove more persistent than expected, making the US Federal Reserve’s job of trying to corral four-decade-high inflation without tipping the economy into recession that much more difficult. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential near-term shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, after the recent banking turmoil, investors are increasingly mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
One result of the banking crisis has been a rally in global government bond markets as investors sense that the global monetary tightening campaign is nearing its end, and the resulting lower yields have eased some of the pressure on interest rate–sensitive parts of the economy. Over the near term, amid tighter financial conditions, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates in recent months has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
ChampionX Corp.	2.9%
WNS (Holdings) Ltd., ADR	2.4%
Sensata Technologies Holding PLC	2.3%
GFL Environmental, Inc.	2.2%
Axalta Coating Systems Ltd.	1.9%
ExlService Holdings, Inc.	1.9%
Element Solutions, Inc.	1.9%
Ritchie Bros. Auctioneers, Inc.	1.9%
Envista Holdings Corp.	1.9%
Ingevity Corp.	1.8%
GICS equity sectors (g)
Information Technology	24.8%
Industrials	16.2%
Health Care	15.9%
Consumer Discretionary	14.0%
Energy	7.3%
Financials	6.7%
Materials	5.6%
Real Estate	1.6%
Communication Services	1.5%
Consumer Staples	1.2%
Utilities	0.3%
Equity Warrants (o)	0.0%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of February 28, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2022 through February 28, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/22	Ending Account Value 2/28/23	Expenses Paid During Period (p) 9/01/22-2/28/23
A	Actual	1.28%	$1,000.00	$1,041.32	$6.48
	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41
B	Actual	2.03%	$1,000.00	$1,037.28	$10.25
	Hypothetical (h)	2.03%	$1,000.00	$1,014.73	$10.14
C	Actual	2.03%	$1,000.00	$1,037.88	$10.26
	Hypothetical (h)	2.03%	$1,000.00	$1,014.73	$10.14
I	Actual	1.03%	$1,000.00	$1,042.89	$5.22
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
R1	Actual	2.03%	$1,000.00	$1,037.98	$10.26
	Hypothetical (h)	2.03%	$1,000.00	$1,014.73	$10.14
R2	Actual	1.53%	$1,000.00	$1,040.30	$7.74
	Hypothetical (h)	1.53%	$1,000.00	$1,017.21	$7.65
R3	Actual	1.28%	$1,000.00	$1,041.44	$6.48
	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41
R4	Actual	1.03%	$1,000.00	$1,043.02	$5.22
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
R6	Actual	0.89%	$1,000.00	$1,043.56	$4.51
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.1%
Aerospace & Defense – 2.5%
AeroVironment, Inc. (a)	134,444	$11,527,228
CACI International, Inc., “A” (a)	75,361	22,080,773
KBR, Inc.	328,646	18,111,681
Kratos Defense & Security Solutions, Inc. (a)	649,764	8,219,515
		$59,939,197
Apparel Manufacturers – 2.3%
On Holding AG (a)	862,886	$18,871,317
Skechers USA, Inc., “A” (a)	801,703	35,683,800
		$54,555,117
Automotive – 2.7%
Methode Electronics, Inc.	643,993	$31,381,779
Visteon Corp. (a)	197,053	32,915,733
		$64,297,512
Biotechnology – 3.1%
Abcam PLC, ADR (a)	1,751,097	$25,233,308
Adaptive Biotechnologies Corp. (a)	996,350	8,518,793
AlloVir, Inc. (a)	533,582	3,601,679
BioAtla, Inc. (a)	339,507	1,011,731
BioXcel Therapeutics, Inc. (a)(l)	235,349	7,512,340
Immunocore Holdings PLC, ADR (a)	233,584	12,812,082
Lyell Immunopharma, Inc. (a)	676,627	1,454,748
MaxCyte, Inc. (a)	1,271,360	5,771,974
Oxford Nanopore Technologies PLC (a)	2,232,941	5,613,516
Prelude Therapeutics, Inc. (a)(l)	327,699	1,854,776
Sana Biotechnology, Inc. (a)(l)	522,248	1,916,650
		$75,301,597
Brokerage & Asset Managers – 3.7%
GCM Grosvenor, Inc., “A” (h)	2,116,336	$17,417,445
Hamilton Lane, Inc., “A”	495,575	38,555,735
WisdomTree Investments, Inc.	5,650,495	33,733,455
		$89,706,635
Business Services – 10.1%
ExlService Holdings, Inc. (a)	279,875	$46,042,236
Keywords Studios PLC	768,889	26,746,893
Payoneer Global, Inc. (a)	3,184,764	18,471,631
Remitly Global, Inc. (a)	1,647,434	24,101,960
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
TaskUs, Inc., “A” (a)	1,482,411	$25,504,881
Thoughtworks Holding, Inc. (a)	3,649,285	26,858,738
TriNet Group, Inc. (a)	203,067	16,828,162
WNS (Holdings) Ltd., ADR (a)	648,626	56,378,572
		$240,933,073
Chemicals – 3.7%
Element Solutions, Inc.	2,232,538	$45,856,331
Ingevity Corp. (a)	517,800	42,749,568
		$88,605,899
Computer Software – 7.3%
Alkami Technology, Inc. (a)	1,620,458	$24,890,235
Definitive Healthcare Corp. (a)	1,283,153	14,653,607
DoubleVerify Holdings, Inc. (a)	788,185	20,705,620
Kinaxis, Inc. (a)	158,707	18,443,510
nCino, Inc. (a)	465,482	12,684,384
Paycor HCM, Inc. (a)	836,240	20,713,665
Paylocity Holding Corp. (a)	74,840	14,414,932
Procore Technologies, Inc. (a)	438,610	29,382,484
Sabre Corp. (a)	3,669,034	18,565,312
		$174,453,749
Computer Software - Systems – 3.9%
Five9, Inc. (a)	424,821	$28,038,186
Nuvei Corp. (a)	712,456	21,836,777
Q2 Holdings, Inc. (a)	748,892	24,174,234
Rapid7, Inc. (a)	408,208	19,308,238
		$93,357,435
Construction – 1.2%
AZEK Co., Inc. (a)	705,519	$16,995,953
Trex Co., Inc. (a)	219,997	11,248,446
		$28,244,399
Consumer Services – 2.8%
Boyd Group Services, Inc.	138,159	$21,858,384
Bright Horizons Family Solutions, Inc. (a)	300,276	23,673,760
European Wax Center, Inc., “A”	1,181,602	21,812,373
		$67,344,517
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.3%
Littlefuse, Inc.	93,378	$24,159,690
Sensata Technologies Holding PLC	1,077,763	54,513,252
		$78,672,942
Electronics – 2.2%
Advanced Energy Industries, Inc.	285,621	$26,585,603
Allegro MicroSystems, Inc. (a)	252,567	11,032,126
Formfactor, Inc. (a)	460,306	13,855,211
		$51,472,940
Energy - Independent – 3.0%
Magnolia Oil & Gas Corp., “A”	1,548,367	$33,831,819
Matador Resources Co.	705,908	37,970,791
		$71,802,610
Energy - Renewables – 0.2%
Nextracker, Inc. “A” (a)	186,401	$5,674,046
Engineering - Construction – 1.5%
Jacobs Solutions, Inc.	296,524	$35,434,618
Entertainment – 1.5%
Manchester United PLC, “A”	882,713	$18,316,295
Vivid Seats, Inc., “A” (a)(l)	2,404,038	18,438,971
		$36,755,266
Food & Beverages – 1.2%
Duckhorn Portfolio, Inc. (a)	1,630,416	$24,863,844
Oatly Group AB, ADR (a)(l)	2,066,025	4,545,255
		$29,409,099
Gaming & Lodging – 2.1%
Genius Sports Ltd. (a)	2,578,078	$12,477,898
Penn Entertainment, Inc. (a)	1,274,225	38,902,089
		$51,379,987
General Merchandise – 3.0%
Five Below, Inc. (a)	144,089	$29,437,383
Ollie's Bargain Outlet Holdings, Inc. (a)	717,916	41,308,886
		$70,746,269
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.4%
Brunswick Corp.	444,708	$38,876,373
Corsair Gaming, Inc. (a)	438,531	7,674,293
Funko, Inc., “A” (a)	926,642	10,017,000
		$56,567,666
Machinery & Tools – 1.9%
Ritchie Bros. Auctioneers, Inc.	732,126	$44,784,147
Medical & Health Technology & Services – 1.9%
Certara, Inc. (a)	1,257,014	$22,777,094
HealthEquity, Inc. (a)	351,219	22,888,942
		$45,666,036
Medical Equipment – 7.7%
Bruker BioSciences Corp.	459,545	$31,671,841
CryoPort, Inc. (a)	608,616	13,182,623
Envista Holdings Corp. (a)	1,152,905	44,571,307
Gerresheimer AG	369,442	32,491,583
Maravai Lifesciences Holdings, Inc., “A” (a)	701,825	10,351,919
OptiNose, Inc. (a)(l)	1,816,449	3,269,608
Outset Medical, Inc. (a)	332,810	7,591,396
PROCEPT BioRobotics Corp. (a)	235,181	8,807,529
Shockwave Medical, Inc. (a)	96,560	18,369,574
Silk Road Medical, Inc. (a)	249,482	13,220,051
		$183,527,431
Oil Services – 4.3%
Cactus, Inc., “A”	736,489	$33,841,670
ChampionX Corp.	2,265,342	69,251,505
		$103,093,175
Other Banks & Diversified Financials – 3.0%
First Interstate BancSystem, Inc.	336,923	$11,974,243
Pacific Premier Bancorp, Inc.	499,533	16,194,860
Prosperity Bancshares, Inc.	245,525	18,043,632
Umpqua Holdings Corp.	827,357	14,611,125
United Community Bank, Inc.	306,007	10,131,892
		$70,955,752
Pharmaceuticals – 2.6%
Annexon, Inc. (a)	495,468	$2,640,844
Collegium Pharmaceutical, Inc. (a)	432,733	11,480,407
Harmony Biosciences Holdings (a)	266,213	11,721,358
Kymera Therapeutics, Inc. (a)	167,567	5,258,253
Legend Biotech Corp., ADR (a)	205,596	9,494,423
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Neurocrine Biosciences, Inc. (a)	108,893	$11,226,868
SpringWorks Therapeutics, Inc. (a)	311,291	9,930,183
		$61,752,336
Pollution Control – 2.2%
GFL Environmental, Inc.	1,753,396	$53,250,637
Real Estate – 1.6%
STAG Industrial, Inc., REIT	1,115,651	$37,530,500
Specialty Chemicals – 2.5%
Axalta Coating Systems Ltd. (a)	1,546,757	$46,093,359
Univar Solutions, Inc. (a)	417,800	14,518,550
		$60,611,909
Specialty Stores – 2.0%
ACV Auctions, Inc. (a)	1,404,359	$17,189,354
Leslie's, Inc. (a)	920,111	11,602,600
Petco Health & Wellness Co., Inc. (a)	1,950,961	20,094,898
		$48,886,852
Trucking – 1.7%
Knight-Swift Transportation Holdings, Inc.	495,967	$28,190,764
Saia, Inc. (a)	44,296	11,998,458
		$40,189,222
Total Common Stocks (Identified Cost, $2,332,499,691)		$2,274,902,570

	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a) (Identified Cost, $6,275)	$2.565	11/23/22	627,544	$0

9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 5.0%
Money Market Funds – 5.0%
MFS Institutional Money Market Portfolio, 4.55% (v) (Identified Cost, $118,713,187)	118,722,103	$118,722,103
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.59% (j) (Identified Cost, $3,408,244)	3,408,244	$3,408,244

Other Assets, Less Liabilities – (0.2)%		(4,967,595)
Net Assets – 100.0%		$2,392,065,322

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $136,139,548 and $2,260,893,369, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 2/28/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $4,970,185 of securities on loan (identified cost, $2,312,529,232)	$2,260,893,369
Investments in affiliated issuers, at value (identified cost, $142,098,165)	136,139,548
Receivables for
Investments sold	13,743,809
Fund shares sold	2,096,759
Interest and dividends	1,947,923
Other assets	51,798
Total assets	$2,414,873,206
Liabilities
Payables for
Investments purchased	$15,477,690
Fund shares reacquired	3,157,059
Collateral for securities loaned, at value (c)	3,408,244
Payable to affiliates
Investment adviser	109,433
Administrative services fee	2,031
Shareholder servicing costs	358,754
Distribution and service fees	14,339
Payable for independent Trustees' compensation	6,208
Accrued expenses and other liabilities	274,126
Total liabilities	$22,807,884
Net assets	$2,392,065,322
Net assets consist of
Paid-in capital	$2,837,632,730
Total distributable earnings (loss)	(445,567,408)
Net assets	$2,392,065,322
Shares of beneficial interest outstanding	96,156,406

(c)	Non-cash collateral is not included.
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$746,186,749	33,522,116	$22.26
Class B	5,608,762	416,892	13.45
Class C	27,341,173	2,021,965	13.52
Class I	306,642,124	11,326,714	27.07
Class R1	3,219,619	243,759	13.21
Class R2	19,310,101	992,794	19.45
Class R3	112,553,079	5,069,016	22.20
Class R4	42,091,151	1,696,614	24.81
Class R6	1,129,112,564	40,866,536	27.63

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.62 [100 / 94.25 x $22.26]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 2/28/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$6,290,991
Dividends from affiliated issuers	2,594,033
Other	92,332
Income on securities loaned	38,764
Foreign taxes withheld	(61,795)
Total investment income	$8,954,325
Expenses
Management fee	$9,604,977
Distribution and service fees	1,255,271
Shareholder servicing costs	1,008,096
Administrative services fee	173,624
Independent Trustees' compensation	18,073
Custodian fee	72,662
Shareholder communications	125,187
Audit and tax fees	34,292
Legal fees	5,695
Miscellaneous	127,734
Total expenses	$12,425,611
Reduction of expenses by investment adviser and distributor	(152,250)
Net expenses	$12,273,361
Net investment income (loss)	$(3,319,036)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(259,474,630)
Affiliated issuers	9,868
Foreign currency	(30,077)
Net realized gain (loss)	$(259,494,839)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$358,204,671
Affiliated issuers	803,693
Translation of assets and liabilities in foreign currencies	15,607
Net unrealized gain (loss)	$359,023,971
Net realized and unrealized gain (loss)	$99,529,132
Change in net assets from operations	$96,210,096
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22
Change in net assets
From operations
Net investment income (loss)	$(3,319,036)	$(16,390,152)
Net realized gain (loss)	(259,494,839)	(9,691,683)
Net unrealized gain (loss)	359,023,971	(1,178,150,037)
Change in net assets from operations	$96,210,096	$(1,204,231,872)
Total distributions to shareholders	$(2,232,789)	$(586,440,707)
Change in net assets from fund share transactions	$(50,041,956)	$777,734,354
Total change in net assets	$43,935,351	$(1,012,938,225)
Net assets
At beginning of period	2,348,129,971	3,361,068,196
At end of period	$2,392,065,322	$2,348,129,971
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$21.40	$40.53	$32.45	$27.56	$33.30	$27.27
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.21)	$(0.23)	$(0.18)	$(0.19)	$(0.23)
Net realized and unrealized gain (loss)	0.93	(11.52)	12.20	7.31	0.06(g)	9.07
Total from investment operations	$0.88	$(11.73)	$11.97	$7.13	$(0.13)	$8.84
Less distributions declared to shareholders
From net realized gain	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)
Net asset value, end of period (x)	$22.26	$21.40	$40.53	$32.45	$27.56	$33.30
Total return (%) (r)(s)(t)(x)	4.13(n)	(34.20)	39.23	27.51	3.49	34.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.29(a)	1.25	1.23	1.29	1.30	1.33
Expenses after expense reductions	1.28(a)	1.24	1.22	1.27	1.29	1.31
Net investment income (loss)	(0.50)(a)	(0.78)	(0.63)	(0.66)	(0.70)	(0.80)
Portfolio turnover	27(n)	58	71	64	69	67
Net assets at end of period (000 omitted)	$746,187	$746,682	$1,171,166	$755,202	$549,660	$525,698
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.99	$27.92	$23.55	$20.72	$26.86	$22.65
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.28)	$(0.36)	$(0.28)	$(0.30)	$(0.37)
Net realized and unrealized gain (loss)	0.56	(7.25)	8.62	5.35	(0.23)(g)	7.39
Total from investment operations	$0.48	$(7.53)	$8.26	$5.07	$(0.53)	$7.02
Less distributions declared to shareholders
From net realized gain	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)
Net asset value, end of period (x)	$13.45	$12.99	$27.92	$23.55	$20.72	$26.86
Total return (%) (r)(s)(t)(x)	3.73(n)	(34.71)	38.19	26.58	2.69	34.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.04(a)	2.00	1.99	2.04	2.06	2.08
Expenses after expense reductions	2.03(a)	1.98	1.98	2.02	2.04	2.06
Net investment income (loss)	(1.26)(a)	(1.58)	(1.40)	(1.40)	(1.45)	(1.55)
Portfolio turnover	27(n)	58	71	64	69	67
Net assets at end of period (000 omitted)	$5,609	$6,854	$16,701	$16,502	$18,708	$23,424

Class C	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$13.05	$28.02	$23.62	$20.78	$26.91	$22.70
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.27)	$(0.36)	$(0.28)	$(0.30)	$(0.37)
Net realized and unrealized gain (loss)	0.57	(7.30)	8.65	5.36	(0.22)(g)	7.39
Total from investment operations	$0.49	$(7.57)	$8.29	$5.08	$(0.52)	$7.02
Less distributions declared to shareholders
From net realized gain	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)
Net asset value, end of period (x)	$13.52	$13.05	$28.02	$23.62	$20.78	$26.91
Total return (%) (r)(s)(t)(x)	3.79(n)	(34.73)	38.21	26.55	2.72	33.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.04(a)	2.00	1.99	2.04	2.05	2.08
Expenses after expense reductions	2.03(a)	1.98	1.98	2.03	2.04	2.07
Net investment income (loss)	(1.25)(a)	(1.56)	(1.40)	(1.41)	(1.45)	(1.55)
Portfolio turnover	27(n)	58	71	64	69	67
Net assets at end of period (000 omitted)	$27,341	$29,033	$56,833	$58,057	$59,253	$69,498
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$25.98	$47.41	$37.30	$31.29	$36.82	$29.81
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.19)	$(0.16)	$(0.14)	$(0.14)	$(0.18)
Net realized and unrealized gain (loss)	1.14	(13.84)	14.16	8.39	0.22(g)	10.00
Total from investment operations	$1.11	$(14.03)	$14.00	$8.25	$0.08	$9.82
Less distributions declared to shareholders
From net realized gain	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)
Net asset value, end of period (x)	$27.07	$25.98	$47.41	$37.30	$31.29	$36.82
Total return (%) (r)(s)(t)(x)	4.29(n)	(34.07)	39.60	27.83	3.76	35.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.00	0.98	1.04	1.05	1.08
Expenses after expense reductions	1.03(a)	0.98	0.97	1.03	1.05	1.07
Net investment income (loss)	(0.25)(a)	(0.56)	(0.37)	(0.43)	(0.45)	(0.55)
Portfolio turnover	27(n)	58	71	64	69	67
Net assets at end of period (000 omitted)	$306,642	$328,438	$621,379	$331,177	$164,593	$180,591

Class R1	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.75	$27.56	$23.29	$20.51	$26.66	$22.50
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.26)	$(0.35)	$(0.28)	$(0.30)	$(0.37)
Net realized and unrealized gain (loss)	0.56	(7.15)	8.51	5.30	(0.24)(g)	7.34
Total from investment operations	$0.48	$(7.41)	$8.16	$5.02	$(0.54)	$6.97
Less distributions declared to shareholders
From net realized gain	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)
Net asset value, end of period (x)	$13.21	$12.75	$27.56	$23.29	$20.51	$26.66
Total return (%) (r)(s)(t)(x)	3.80(n)	(34.73)	38.20	26.61	2.67	34.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.04(a)	2.00	1.99	2.04	2.05	2.08
Expenses after expense reductions	2.03(a)	1.99	1.97	2.03	2.05	2.07
Net investment income (loss)	(1.25)(a)	(1.54)	(1.39)	(1.41)	(1.45)	(1.55)
Portfolio turnover	27(n)	58	71	64	69	67
Net assets at end of period (000 omitted)	$3,220	$3,296	$5,923	$4,946	$4,652	$5,342
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$18.72	$36.54	$29.65	$25.42	$31.31	$25.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.26)	$(0.30)	$(0.23)	$(0.24)	$(0.29)
Net realized and unrealized gain (loss)	0.82	(10.16)	11.08	6.70	(0.04)(g)	8.56
Total from investment operations	$0.75	$(10.42)	$10.78	$6.47	$(0.28)	$8.27
Less distributions declared to shareholders
From net realized gain	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)
Net asset value, end of period (x)	$19.45	$18.72	$36.54	$29.65	$25.42	$31.31
Total return (%) (r)(s)(t)(x)	4.03(n)	(34.38)	38.89	27.21	3.19	34.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.54(a)	1.50	1.49	1.54	1.56	1.58
Expenses after expense reductions	1.53(a)	1.48	1.47	1.53	1.54	1.57
Net investment income (loss)	(0.74)(a)	(1.05)	(0.89)	(0.90)	(0.95)	(1.05)
Portfolio turnover	27(n)	58	71	64	69	67
Net assets at end of period (000 omitted)	$19,310	$18,975	$34,688	$30,149	$32,381	$36,272

Class R3	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$21.34	$40.45	$32.39	$27.51	$33.26	$27.24
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.21)	$(0.22)	$(0.18)	$(0.19)	$(0.24)
Net realized and unrealized gain (loss)	0.93	(11.50)	12.17	7.30	0.05(g)	9.07
Total from investment operations	$0.88	$(11.71)	$11.95	$7.12	$(0.14)	$8.83
Less distributions declared to shareholders
From net realized gain	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)
Net asset value, end of period (x)	$22.20	$21.34	$40.45	$32.39	$27.51	$33.26
Total return (%) (r)(s)(t)(x)	4.14(n)	(34.22)	39.24	27.52	3.45	34.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.29(a)	1.25	1.23	1.29	1.30	1.33
Expenses after expense reductions	1.28(a)	1.24	1.22	1.28	1.30	1.32
Net investment income (loss)	(0.49)(a)	(0.78)	(0.61)	(0.67)	(0.70)	(0.80)
Portfolio turnover	27(n)	58	71	64	69	67
Net assets at end of period (000 omitted)	$112,553	$109,206	$178,005	$71,489	$52,559	$50,895
See Notes to Financial Statements
18

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$23.81	$44.11	$34.94	$29.44	$35.05	$28.48
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.16)	$(0.15)	$(0.13)	$(0.13)	$(0.15)
Net realized and unrealized gain (loss)	1.04	(12.74)	13.21	7.87	0.13(g)	9.53
Total from investment operations	$1.02	$(12.90)	$13.06	$7.74	$0.00(w)	$9.38
Less distributions declared to shareholders
From net realized gain	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)
Net asset value, end of period (x)	$24.81	$23.81	$44.11	$34.94	$29.44	$35.05
Total return (%) (r)(s)(t)(x)	4.30(n)	(34.06)	39.58	27.84	3.72	35.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.00	0.99	1.04	1.05	1.08
Expenses after expense reductions	1.03(a)	0.99	0.97	1.03	1.05	1.07
Net investment income (loss)	(0.19)(a)	(0.52)	(0.37)	(0.43)	(0.45)	(0.51)
Portfolio turnover	27(n)	58	71	64	69	67
Net assets at end of period (000 omitted)	$42,091	$17,820	$27,863	$16,509	$8,384	$10,612

Class R6	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$26.50	$48.14	$37.79	$31.64	$37.13	$30.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.12)	$(0.12)	$(0.10)	$(0.11)	$(0.14)
Net realized and unrealized gain (loss)	1.16	(14.12)	14.36	8.49	0.23(g)	10.07
Total from investment operations	$1.15	$(14.24)	$14.24	$8.39	$0.12	$9.93
Less distributions declared to shareholders
From net realized gain	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)	$(2.81)
Net asset value, end of period (x)	$27.63	$26.50	$48.14	$37.79	$31.64	$37.13
Total return (%) (r)(s)(t)(x)	4.36(n)	(33.98)	39.73	27.97	3.85	35.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91(a)	0.89	0.89	0.94	0.96	0.97
Expenses after expense reductions	0.89(a)	0.88	0.88	0.92	0.95	0.96
Net investment income (loss)	(0.11)(a)	(0.36)	(0.28)	(0.32)	(0.35)	(0.44)
Portfolio turnover	27(n)	58	71	64	69	67
Net assets at end of period (000 omitted)	$1,129,113	$1,087,826	$1,248,511	$795,613	$541,266	$477,818

See Notes to Financial Statements
19

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
20

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
21

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
22

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,896,293,228	$0	$—	$1,896,293,228
Canada	160,173,455	—	—	160,173,455
United Kingdom	101,199,992	—	—	101,199,992
India	56,378,572	—	—	56,378,572
Germany	32,491,583	—	—	32,491,583
Switzerland	18,871,317	—	—	18,871,317
China	9,494,423	—	—	9,494,423
Mutual Funds	122,130,347	—	—	122,130,347
Total	$2,397,032,917	$0	$—	$2,397,032,917
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only
23

Notes to Financial Statements (unaudited) - continued
to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $4,970,185. The fair value of the fund's investment securities on loan and a related liability of $3,408,244 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $1,899,195 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
24

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and passive foreign investment companies.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/22
Ordinary income (including any short-term capital gains)	$260,950,590
Long-term capital gains	325,490,117
Total distributions	$586,440,707
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/23
Cost of investments	$2,469,016,842
Gross appreciation	310,912,376
Gross depreciation	(382,896,301)
Net unrealized appreciation (depreciation)	$(71,983,925)
As of 8/31/22
Post-October capital loss deferral	(98,581,908)
Late year ordinary loss deferral	(9,933,418)
Other temporary differences	(37,100)
Net unrealized appreciation (depreciation)	(430,992,289)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
25

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/23	Year ended 8/31/22
Class A	$785,743	$215,358,617
Class B	10,704	3,997,534
Class C	47,203	14,579,563
Class I	267,720	100,195,846
Class R1	5,839	1,463,235
Class R2	23,291	6,788,083
Class R3	116,633	31,919,712
Class R4	19,232	4,708,685
Class R6	956,424	207,429,432
Total	$2,232,789	$586,440,707
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this management fee reduction amounted to $151,995, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.83% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $66,271 for the six months ended February 28, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
26

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 896,427
Class B	0.75%	0.25%	1.00%	1.00%	29,674
Class C	0.75%	0.25%	1.00%	1.00%	134,285
Class R1	0.75%	0.25%	1.00%	1.00%	15,705
Class R2	0.25%	0.25%	0.50%	0.50%	46,360
Class R3	—	0.25%	0.25%	0.25%	132,820
Total Distribution and Service Fees					$1,255,271
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2023, this rebate amounted to $95, $1, and $159 for Class A, Class B, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2023, were as follows:
Amount
Class A	$8,955
Class B	1,864
Class C	851
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2023, the fee was $123,910, which equated to 0.0109% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $884,186.
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Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.0152% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2023, the fund engaged in sale transactions pursuant to this policy, which amounted to $1,565,420. The sales transactions resulted in net realized gains (losses) of $(2,573,989).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2023, this reimbursement amounted to $92,332, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2023, purchases and sales of investments, other than short-term obligations, aggregated $589,536,535 and $658,960,972, respectively.
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Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,245,214	$47,431,954	6,061,622	$167,070,754
Class B	101	1,369	7,284	140,632
Class C	170,038	2,153,217	365,739	6,837,715
Class I	2,115,130	54,250,851	6,223,697	212,001,901
Class R1	13,392	168,154	32,779	525,922
Class R2	74,591	1,390,108	208,194	4,980,138
Class R3	350,243	7,494,288	1,114,023	29,392,216
Class R4	1,153,406	27,630,630	311,466	9,300,825
Class R6	3,897,469	102,036,252	16,632,647	555,189,897
	10,019,584	$242,556,823	30,957,451	$985,440,000
Shares issued to shareholders in reinvestment of distributions
Class A	36,527	$769,262	6,998,076	$210,222,217
Class B	833	10,625	214,568	3,935,178
Class C	3,543	45,383	762,461	14,052,153
Class I	9,682	247,862	2,543,591	92,612,157
Class R1	466	5,839	81,291	1,463,235
Class R2	1,257	23,133	251,763	6,628,908
Class R3	5,554	116,633	1,065,411	31,919,712
Class R4	799	18,746	135,485	4,521,134
Class R6	36,046	941,152	5,467,893	202,858,835
	94,707	$2,178,635	17,520,539	$568,213,529
Shares reacquired
Class A	(3,658,011)	$(76,853,890)	(7,055,459)	$(186,240,817)
Class B	(111,705)	(1,428,415)	(292,349)	(5,027,537)
Class C	(375,545)	(4,810,753)	(932,651)	(15,940,843)
Class I	(3,437,804)	(87,428,405)	(9,235,323)	(289,403,506)
Class R1	(28,562)	(358,214)	(70,537)	(1,304,358)
Class R2	(96,588)	(1,790,579)	(395,603)	(9,650,859)
Class R3	(403,562)	(8,543,760)	(1,462,883)	(39,494,202)
Class R4	(205,897)	(4,996,833)	(330,269)	(9,696,905)
Class R6	(4,115,531)	(108,566,565)	(6,986,289)	(219,160,148)
	(12,433,205)	$(294,777,414)	(26,761,363)	$(775,919,175)
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Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	(1,376,270)	$(28,652,674)	6,004,239	$191,052,154
Class B	(110,771)	(1,416,421)	(70,497)	(951,727)
Class C	(201,964)	(2,612,153)	195,549	4,949,025
Class I	(1,312,992)	(32,929,692)	(468,035)	15,210,552
Class R1	(14,704)	(184,221)	43,533	684,799
Class R2	(20,740)	(377,338)	64,354	1,958,187
Class R3	(47,765)	(932,839)	716,551	21,817,726
Class R4	948,308	22,652,543	116,682	4,125,054
Class R6	(182,016)	(5,589,161)	15,114,251	538,888,584
	(2,318,914)	$(50,041,956)	21,716,627	$777,734,354
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 5%, 4%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund.
In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2023, the fund’s commitment fee and interest expense were $5,879 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
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Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
GCM Grosvenor, Inc., “A”	$16,613,237	$—	$—	$—	$804,208	$17,417,445
MFS Institutional Money Market Portfolio	104,169,558	320,930,196	306,387,004	9,868	(515)	118,722,103
	$120,782,795	$320,930,196	$306,387,004	$9,868	$803,693	$136,139,548

Affiliated Issuers	Dividend Income	Capital Gain Distributions
GCM Grosvenor, Inc., “A”	$444,431	$—
MFS Institutional Money Market Portfolio	2,149,602	—
	$2,594,033	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Subsequent Event
On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
31

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
32

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2023
MFS®  Research
International Fund
RIF-SEM

MFS® Research
International Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end and a rapid reopening of China’s economy — have hit turbulence after the sudden collapse of two US regional banks and the government-led merger of Switzerland’s two largest lenders. At the same time, US inflation data suggest that price pressures will prove more persistent than expected, making the US Federal Reserve’s job of trying to corral four-decade-high inflation without tipping the economy into recession that much more difficult. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential near-term shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, after the recent banking turmoil, investors are increasingly mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
One result of the banking crisis has been a rally in global government bond markets as investors sense that the global monetary tightening campaign is nearing its end, and the resulting lower yields have eased some of the pressure on interest rate–sensitive parts of the economy. Over the near term, amid tighter financial conditions, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates in recent months has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Novo Nordisk A.S., “B”	3.3%
Linde PLC	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.9%
Roche Holding AG	2.9%
Nestle S.A.	2.8%
Schneider Electric SE	2.8%
Hitachi Ltd.	1.8%
TotalEnergies SE	1.8%
BNP Paribas	1.8%
UBS Group AG	1.8%
Global equity sectors (k)
Capital Goods	23.8%
Financial Services	20.7%
Health Care	12.4%
Technology	11.6%
Consumer Cyclicals	10.0%
Energy	8.2%
Consumer Staples	8.2%
Telecommunications/Cable Television	2.9%
Issuer country weightings (x)
Japan	18.3%
France	14.0%
Switzerland	12.7%
United Kingdom	12.0%
United States	9.8%
Germany	7.4%
Hong Kong	3.9%
Denmark	3.6%
Australia	3.4%
Other Countries	14.9%
Currency exposure weightings (y)
Euro	31.8%
Japanese Yen	18.3%
Swiss Franc	12.7%
British Pound Sterling	12.3%
United States Dollar	7.5%
Hong Kong Dollar	5.4%
Danish Krone	3.6%
Australian Dollar	3.4%
Canadian Dollar	1.6%
Other Currencies	3.4%

2

Portfolio Composition - continued
(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of February 28, 2023.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2022 through February 28, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/22	Ending Account Value 2/28/23	Expenses Paid During Period (p) 9/01/22-2/28/23
A	Actual	1.02%	$1,000.00	$1,086.62	$5.28
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
B	Actual	1.77%	$1,000.00	$1,082.74	$9.14
	Hypothetical (h)	1.77%	$1,000.00	$1,016.02	$8.85
C	Actual	1.77%	$1,000.00	$1,082.67	$9.14
	Hypothetical (h)	1.77%	$1,000.00	$1,016.02	$8.85
I	Actual	0.77%	$1,000.00	$1,088.06	$3.99
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
R1	Actual	1.77%	$1,000.00	$1,082.80	$9.14
	Hypothetical (h)	1.77%	$1,000.00	$1,016.02	$8.85
R2	Actual	1.27%	$1,000.00	$1,085.63	$6.57
	Hypothetical (h)	1.27%	$1,000.00	$1,018.50	$6.36
R3	Actual	1.02%	$1,000.00	$1,086.67	$5.28
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
R4	Actual	0.77%	$1,000.00	$1,088.18	$3.99
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
R6	Actual	0.67%	$1,000.00	$1,089.11	$3.47
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.01% of tax reclaim recovery expenses.
5

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 1.2%
MTU Aero Engines Holding AG	564,383	$136,402,547
Thales S.A.	348,285	48,699,957
		$185,102,504
Airlines – 0.5%
Ryanair Holdings PLC, ADR (a)	740,485	$68,694,793
Alcoholic Beverages – 2.0%
Diageo PLC	5,091,715	$216,136,016
Kirin Holdings Co. Ltd.	5,413,000	81,062,811
		$297,198,827
Apparel Manufacturers – 5.1%
Burberry Group PLC	1,941,396	$57,586,224
Compagnie Financiere Richemont S.A.	1,235,549	185,952,190
LVMH Moet Hennessy Louis Vuitton SE	526,696	439,540,984
NIKE, Inc., “B”	649,472	77,150,779
		$760,230,177
Automotive – 1.7%
Bridgestone Corp.	2,133,100	$81,858,525
Compagnie Generale des Etablissements Michelin	2,778,541	87,387,055
Koito Manufacturing Co. Ltd.	5,363,000	90,082,487
		$259,328,067
Brokerage & Asset Managers – 3.4%
Euronext N.V.	2,444,733	$178,781,741
Hong Kong Exchanges & Clearing Ltd.	3,343,800	134,017,821
London Stock Exchange Group PLC	2,243,578	200,566,442
		$513,366,004
Business Services – 1.1%
Nomura Research Institute Ltd.	5,674,800	$126,704,065
Secom Co. Ltd.	765,300	44,533,597
		$171,237,662
Computer Software – 1.5%
Cadence Design Systems, Inc. (a)	471,933	$91,054,753
Lumine Group, Inc. (a)	308,082	3,153,797
NAVER Corp.	305,726	48,172,205
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
NetEase, Inc., ADR	1,069,514	$83,037,067
		$225,417,822
Computer Software - Systems – 6.0%
Amadeus IT Group S.A. (a)	2,383,091	$149,723,311
Constellation Software, Inc.	102,681	176,552,624
Fujitsu Ltd.	1,508,900	194,160,538
Hitachi Ltd.	5,329,700	269,704,623
Samsung Electronics Co. Ltd.	2,404,942	110,137,529
		$900,278,625
Construction – 0.7%
Techtronic Industries Co. Ltd.	11,268,000	$112,042,627
Consumer Products – 1.5%
Kao Corp.	2,018,600	$75,463,068
Reckitt Benckiser Group PLC	2,055,988	142,496,838
		$217,959,906
Consumer Services – 1.0%
Carsales.com Ltd.	3,394,909	$51,833,811
Persol Holdings Co. Ltd.	2,657,400	53,224,118
SEEK Ltd.	2,419,038	39,359,492
		$144,417,421
Electrical Equipment – 4.0%
Legrand S.A.	1,949,873	$180,664,484
Schneider Electric SE	2,595,921	417,676,596
		$598,341,080
Electronics – 2.5%
ASML Holding N.V.	100,763	$62,240,961
Kyocera Corp.	1,937,300	95,445,694
NXP Semiconductors N.V.	542,205	96,772,748
Taiwan Semiconductor Manufacturing Co. Ltd.	7,259,326	120,345,502
		$374,804,905
Energy - Independent – 1.1%
Reliance Industries Ltd.	900,861	$25,309,762
Woodside Energy Group Ltd.	5,689,161	137,471,963
		$162,781,725
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 4.0%
Eni S.p.A.	9,784,631	$138,327,415
Galp Energia SGPS S.A., “B”	11,202,976	136,978,874
Idemitsu Kosan Co. Ltd.	2,318,200	51,674,467
TotalEnergies SE	4,351,138	269,550,681
		$596,531,437
Energy - Renewables – 0.3%
Orsted A/S	555,685	$48,579,648
Food & Beverages – 3.5%
Danone S.A.	1,709,722	$96,277,743
Nestle S.A.	3,745,963	421,905,563
		$518,183,306
Food & Drug Stores – 0.2%
Sugi Holdings Co. Ltd. (l)	763,700	$31,971,577
Gaming & Lodging – 1.3%
Aristocrat Leisure Ltd.	3,633,829	$89,347,732
Flutter Entertainment PLC (a)	288,778	46,319,997
Whitbread PLC	1,808,411	67,193,374
		$202,861,103
Insurance – 5.8%
AIA Group Ltd.	21,725,600	$230,419,675
Aon PLC	688,629	209,377,648
Beazley PLC	12,078,709	99,232,200
Hiscox Ltd.	5,734,081	78,628,515
Willis Towers Watson PLC	319,256	74,820,836
Zurich Insurance Group AG	371,346	176,003,455
		$868,482,329
Internet – 0.5%
Tencent Holdings Ltd.	1,641,400	$71,850,720
Leisure & Toys – 0.4%
Yamaha Corp.	1,602,200	$60,837,825
Machinery & Tools – 7.1%
Daikin Industries Ltd.	1,174,600	$201,395,740
GEA Group AG	3,333,153	146,730,257
Kubota Corp.	8,721,700	131,669,453
Ritchie Bros. Auctioneers, Inc. (l)	986,068	60,327,561
Schindler Holding AG	566,699	127,196,654
SMC Corp.	390,600	198,233,337
Toyota Industries Corp.	1,855,400	108,880,658
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Weir Group PLC	3,807,624	$86,974,195
		$1,061,407,855
Major Banks – 6.2%
Bank of Ireland Group PLC	3,762,466	$41,506,799
BNP Paribas	3,830,516	268,009,064
Mitsubishi UFJ Financial Group, Inc.	18,558,200	131,545,069
NatWest Group PLC	65,658,031	230,849,037
UBS Group AG	12,194,090	264,765,239
		$936,675,208
Medical Equipment – 2.2%
ConvaTec Group PLC	28,872,641	$77,932,886
QIAGEN N.V. (a)	3,766,506	173,535,722
Terumo Corp.	2,842,700	76,435,862
		$327,904,470
Metals & Mining – 1.3%
Glencore PLC	33,260,719	$198,177,889
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	14,790,700	$62,370,649
Natural Gas - Pipeline – 0.4%
APA Group	7,810,820	$56,395,812
Other Banks & Diversified Financials – 3.7%
HDFC Bank Ltd.	6,325,714	$122,401,332
Julius Baer Group Ltd.	2,147,164	142,163,983
Macquarie Group Ltd.	1,117,129	142,465,228
Visa, Inc., “A”	686,052	150,890,277
		$557,920,820
Pharmaceuticals – 10.2%
Bayer AG	1,955,997	$116,455,978
Kyowa Kirin Co. Ltd.	7,017,200	150,234,204
Merck KGaA	790,673	149,989,426
Novo Nordisk A.S., “B”	3,494,897	494,755,102
Roche Holding AG	1,492,605	430,737,420
Sanofi	1,160,581	109,116,572
Santen Pharmaceutical Co. Ltd.	11,245,100	85,894,047
		$1,537,182,749
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	744,184	$86,150,628
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.5%
ESR Group Ltd.	27,498,000	$46,732,657
Grand City Properties S.A.	5,202,848	53,186,982
LEG Immobilien SE	1,701,393	123,773,926
		$223,693,565
Restaurants – 0.6%
Yum China Holdings, Inc.	1,630,673	$95,769,425
Specialty Chemicals – 7.7%
Akzo Nobel N.V.	1,511,344	$110,683,463
Croda International PLC	1,786,280	140,992,872
Kansai Paint Co. Ltd.	3,352,300	44,958,318
Linde PLC	1,304,175	449,416,800
Nitto Denko Corp.	1,891,400	113,910,470
Sika AG	560,084	156,931,749
Symrise AG	1,304,623	133,574,249
		$1,150,467,921
Specialty Stores – 0.3%
Meituan, “B” (a)	165,250	$2,865,254
ZOZO, Inc.	2,060,500	45,778,800
		$48,644,054
Telecommunications - Wireless – 2.5%
Advanced Info Service Public Co. Ltd.	14,517,200	$82,975,967
Cellnex Telecom S.A.	2,478,106	93,206,024
KDDI Corp.	4,161,600	121,832,747
SoftBank Group Corp.	1,922,500	77,899,692
		$375,914,430
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	3,750,696	$57,602,434
Tobacco – 1.3%
British American Tobacco PLC	5,241,325	$198,182,796
Utilities - Electric Power – 2.1%
CLP Holdings Ltd.	8,788,500	$62,195,986
E.ON SE	7,248,797	79,315,631
Iberdrola S.A.	14,477,391	166,372,824
		$307,884,441
Total Common Stocks (Identified Cost, $12,141,348,380)		$14,672,845,236

10

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $18,000)	CHF 67	11/20/23	2,052,106	$2,396,684

Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.55% (v) (Identified Cost, $276,063,527)	276,050,271	$276,050,271

Other Assets, Less Liabilities – 0.3%		48,799,247
Net Assets – 100.0%		$15,000,091,438

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $276,050,271 and $14,675,241,920, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See Notes to Financial Statements
11

Financial Statements
Statement of Assets and Liabilities
At 2/28/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $1,200,957 of securities on loan (identified cost, $12,141,366,380)	$14,675,241,920
Investments in affiliated issuers, at value (identified cost, $276,063,527)	276,050,271
Foreign currency, at value (identified cost, $5,059)	5,059
Receivables for
Investments sold	20,284,981
Fund shares sold	6,140,310
Interest and dividends	61,785,353
Other assets	47,351
Total assets	$15,039,555,245
Liabilities
Payable to custodian	$4,557,888
Payables for
Investments purchased	19,717,728
Fund shares reacquired	8,235,524
Payable to affiliates
Investment adviser	512,635
Administrative services fee	3,538
Shareholder servicing costs	777,891
Distribution and service fees	13,798
Payable for independent Trustees' compensation	18,610
Deferred country tax expense payable	3,179,034
Accrued expenses and other liabilities	2,447,161
Total liabilities	$39,463,807
Net assets	$15,000,091,438
Net assets consist of
Paid-in capital	$13,119,510,903
Total distributable earnings (loss)	1,880,580,535
Net assets	$15,000,091,438
Shares of beneficial interest outstanding	727,002,451
12

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$683,726,833	33,060,072	$20.68
Class B	942,110	46,938	20.07
Class C	13,079,166	673,087	19.43
Class I	1,573,920,107	73,332,014	21.46
Class R1	10,641,733	564,759	18.84
Class R2	78,472,404	3,935,337	19.94
Class R3	63,980,763	3,128,552	20.45
Class R4	72,374,258	3,494,048	20.71
Class R6	12,502,954,064	608,767,644	20.54

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $21.94 [100 / 94.25 x $20.68]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
13

Financial Statements
Statement of Operations
Six months ended 2/28/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$108,496,405
Dividends from affiliated issuers	2,414,183
Income on securities loaned	137,462
Other	910
Foreign taxes withheld	(3,777,722)
Total investment income	$107,271,238
Expenses
Management fee	$45,341,045
Distribution and service fees	1,175,560
Shareholder servicing costs	1,408,345
Administrative services fee	316,715
Independent Trustees' compensation	60,953
Custodian fee	792,336
Shareholder communications	99,331
Audit and tax fees	40,709
Legal fees	33,520
Miscellaneous	1,200,365
Total expenses	$50,468,879
Reduction of expenses by investment adviser and distributor	(941,919)
Net expenses	$49,526,960
Net investment income (loss)	$57,744,278
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $95,067 country tax)	$(458,142,893)
Affiliated issuers	5,847
Foreign currency	(1,020,244)
Net realized gain (loss)	$(459,157,290)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $1,268,273 increase in deferred country tax)	$1,613,984,412
Affiliated issuers	(15,879)
Translation of assets and liabilities in foreign currencies	1,665,638
Net unrealized gain (loss)	$1,615,634,171
Net realized and unrealized gain (loss)	$1,156,476,881
Change in net assets from operations	$1,214,221,159
See Notes to Financial Statements
14

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22
Change in net assets
From operations
Net investment income (loss)	$57,744,278	$251,448,594
Net realized gain (loss)	(459,157,290)	(39,205,562)
Net unrealized gain (loss)	1,615,634,171	(3,962,879,823)
Change in net assets from operations	$1,214,221,159	$(3,750,636,791)
Total distributions to shareholders	$(245,003,054)	$(237,804,624)
Change in net assets from fund share transactions	$(11,538,227)	$784,984,932
Total change in net assets	$957,679,878	$(3,203,456,483)
Net assets
At beginning of period	14,042,411,560	17,245,868,043
At end of period	$15,000,091,438	$14,042,411,560
See Notes to Financial Statements
15

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$19.29	$24.78	$20.09	$17.89	$19.19	$18.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.28	$0.21	$0.19	$0.32	$0.26
Net realized and unrealized gain (loss)	1.61	(5.52)	4.64	2.33	(0.77)	0.97
Total from investment operations	$1.66	$(5.24)	$4.85	$2.52	$(0.45)	$1.23
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.25)	$(0.16)	$(0.32)	$(0.72)	$(0.20)
From net realized gain	—	—	—	—	(0.13)	—
Total distributions declared to shareholders	$(0.27)	$(0.25)	$(0.16)	$(0.32)	$(0.85)	$(0.20)
Net asset value, end of period (x)	$20.68	$19.29	$24.78	$20.09	$17.89	$19.19
Total return (%) (r)(s)(t)(x)	8.66(n)	(21.34)	24.28	14.19	(1.82)	6.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03(a)	1.02	1.02	1.07	1.10	1.09
Expenses after expense reductions	1.02(a)	1.00	1.00	1.06	1.09	1.08
Net investment income (loss)	0.50(a)(l)	1.24	0.93	1.02	1.79	1.37
Portfolio turnover	6(n)	15	19	22	22	25
Net assets at end of period (000 omitted)	$683,727	$651,907	$963,468	$772,695	$622,639	$686,128
See Notes to Financial Statements
16

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$18.60	$23.88	$19.36	$17.23	$18.48	$17.48
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.08	$0.04	$0.04	$0.16	$0.10
Net realized and unrealized gain (loss)	1.56	(5.31)	4.48	2.26	(0.72)	0.95
Total from investment operations	$1.54	$(5.23)	$4.52	$2.30	$(0.56)	$1.05
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.05)	$—	$(0.17)	$(0.56)	$(0.05)
From net realized gain	—	—	—	—	(0.13)	—
Total distributions declared to shareholders	$(0.07)	$(0.05)	$—	$(0.17)	$(0.69)	$(0.05)
Net asset value, end of period (x)	$20.07	$18.60	$23.88	$19.36	$17.23	$18.48
Total return (%) (r)(s)(t)(x)	8.27(n)	(21.95)	23.35	13.38	(2.63)	6.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78(a)	1.77	1.77	1.82	1.85	1.84
Expenses after expense reductions	1.77(a)	1.75	1.76	1.81	1.84	1.82
Net investment income (loss)	(0.20)(a)(l)	0.39	0.17	0.21	0.97	0.55
Portfolio turnover	6(n)	15	19	22	22	25
Net assets at end of period (000 omitted)	$942	$1,101	$2,211	$2,631	$3,347	$4,922
See Notes to Financial Statements
17

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$18.08	$23.25	$18.85	$16.79	$17.99	$17.03
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.10	$0.03	$0.04	$0.17	$0.08
Net realized and unrealized gain (loss)	1.52	(5.18)	4.37	2.19	(0.70)	0.94
Total from investment operations	$1.49	$(5.08)	$4.40	$2.23	$(0.53)	$1.02
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.09)	$—	$(0.17)	$(0.54)	$(0.06)
From net realized gain	—	—	—	—	(0.13)	—
Total distributions declared to shareholders	$(0.14)	$(0.09)	$—	$(0.17)	$(0.67)	$(0.06)
Net asset value, end of period (x)	$19.43	$18.08	$23.25	$18.85	$16.79	$17.99
Total return (%) (r)(s)(t)(x)	8.27(n)	(21.95)	23.34	13.36	(2.56)	5.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78(a)	1.77	1.77	1.82	1.85	1.84
Expenses after expense reductions	1.77(a)	1.75	1.75	1.81	1.84	1.83
Net investment income (loss)	(0.29)(a)(l)	0.46	0.16	0.23	1.05	0.44
Portfolio turnover	6(n)	15	19	22	22	25
Net assets at end of period (000 omitted)	$13,079	$11,050	$15,664	$17,620	$22,825	$27,800
See Notes to Financial Statements
18

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$20.03	$25.74	$20.85	$18.55	$19.87	$18.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.35	$0.28	$0.24	$0.37	$0.26
Net realized and unrealized gain (loss)	1.67	(5.73)	4.82	2.43	(0.80)	1.06
Total from investment operations	$1.75	$(5.38)	$5.10	$2.67	$(0.43)	$1.32
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.33)	$(0.21)	$(0.37)	$(0.76)	$(0.24)
From net realized gain	—	—	—	—	(0.13)	—
Total distributions declared to shareholders	$(0.32)	$(0.33)	$(0.21)	$(0.37)	$(0.89)	$(0.24)
Net asset value, end of period (x)	$21.46	$20.03	$25.74	$20.85	$18.55	$19.87
Total return (%) (r)(s)(t)(x)	8.81(n)	(21.18)	24.62	14.48	(1.61)	7.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78(a)	0.77	0.76	0.82	0.85	0.84
Expenses after expense reductions	0.77(a)	0.75	0.75	0.81	0.84	0.83
Net investment income (loss)	0.76(a)(l)	1.52	1.21	1.25	2.03	1.31
Portfolio turnover	6(n)	15	19	22	22	25
Net assets at end of period (000 omitted)	$1,573,920	$1,533,541	$1,530,130	$898,821	$593,064	$658,193
See Notes to Financial Statements
19

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$17.65	$22.75	$18.45	$16.46	$17.72	$16.80
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$0.14	$0.05	$0.03	$0.15	$0.11
Net realized and unrealized gain (loss)	1.49	(5.12)	4.26	2.17	(0.69)	0.90
Total from investment operations	$1.45	$(4.98)	$4.31	$2.20	$(0.54)	$1.01
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.12)	$(0.01)	$(0.21)	$(0.59)	$(0.09)
From net realized gain	—	—	—	—	(0.13)	—
Total distributions declared to shareholders	$(0.26)	$(0.12)	$(0.01)	$(0.21)	$(0.72)	$(0.09)
Net asset value, end of period (x)	$18.84	$17.65	$22.75	$18.45	$16.46	$17.72
Total return (%) (r)(s)(t)(x)	8.28(n)	(21.99)	23.39	13.40	(2.62)	5.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78(a)	1.77	1.76	1.82	1.85	1.84
Expenses after expense reductions	1.77(a)	1.76	1.75	1.81	1.84	1.83
Net investment income (loss)	(0.45)(a)(l)	0.71	0.24	0.19	0.95	0.60
Portfolio turnover	6(n)	15	19	22	22	25
Net assets at end of period (000 omitted)	$10,642	$3,600	$3,042	$1,628	$1,751	$2,153
See Notes to Financial Statements
20

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$18.58	$23.90	$19.37	$17.25	$18.53	$17.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.21	$0.15	$0.13	$0.26	$0.19
Net realized and unrealized gain (loss)	1.56	(5.33)	4.49	2.26	(0.75)	0.95
Total from investment operations	$1.58	$(5.12)	$4.64	$2.39	$(0.49)	$1.14
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.20)	$(0.11)	$(0.27)	$(0.66)	$(0.16)
From net realized gain	—	—	—	—	(0.13)	—
Total distributions declared to shareholders	$(0.22)	$(0.20)	$(0.11)	$(0.27)	$(0.79)	$(0.16)
Net asset value, end of period (x)	$19.94	$18.58	$23.90	$19.37	$17.25	$18.53
Total return (%) (r)(s)(t)(x)	8.56(n)	(21.58)	24.02	13.95	(2.14)	6.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.28(a)	1.27	1.27	1.32	1.35	1.34
Expenses after expense reductions	1.27(a)	1.25	1.25	1.31	1.34	1.33
Net investment income (loss)	0.25(a)(l)	0.97	0.70	0.73	1.51	1.04
Portfolio turnover	6(n)	15	19	22	22	25
Net assets at end of period (000 omitted)	$78,472	$75,398	$104,975	$89,943	$98,935	$121,197
See Notes to Financial Statements
21

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$19.08	$24.53	$19.88	$17.70	$18.99	$17.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.27	$0.21	$0.18	$0.30	$0.25
Net realized and unrealized gain (loss)	1.59	(5.46)	4.60	2.32	(0.75)	0.96
Total from investment operations	$1.64	$(5.19)	$4.81	$2.50	$(0.45)	$1.21
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.26)	$(0.16)	$(0.32)	$(0.71)	$(0.20)
From net realized gain	—	—	—	—	(0.13)	—
Total distributions declared to shareholders	$(0.27)	$(0.26)	$(0.16)	$(0.32)	$(0.84)	$(0.20)
Net asset value, end of period (x)	$20.45	$19.08	$24.53	$19.88	$17.70	$18.99
Total return (%) (r)(s)(t)(x)	8.67(n)	(21.37)	24.30	14.21	(1.83)	6.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03(a)	1.02	1.02	1.07	1.10	1.09
Expenses after expense reductions	1.02(a)	1.00	1.00	1.06	1.09	1.08
Net investment income (loss)	0.49(a)(l)	1.22	0.96	0.99	1.73	1.31
Portfolio turnover	6(n)	15	19	22	22	25
Net assets at end of period (000 omitted)	$63,981	$58,785	$76,512	$63,920	$61,214	$82,289
See Notes to Financial Statements
22

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$19.34	$24.86	$20.15	$17.93	$19.25	$18.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.33	$0.29	$0.23	$0.36	$0.30
Net realized and unrealized gain (loss)	1.62	(5.53)	4.63	2.35	(0.78)	0.98
Total from investment operations	$1.69	$(5.20)	$4.92	$2.58	$(0.42)	$1.28
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.32)	$(0.21)	$(0.36)	$(0.77)	$(0.24)
From net realized gain	—	—	—	—	(0.13)	—
Total distributions declared to shareholders	$(0.32)	$(0.32)	$(0.21)	$(0.36)	$(0.90)	$(0.24)
Net asset value, end of period (x)	$20.71	$19.34	$24.86	$20.15	$17.93	$19.25
Total return (%) (r)(s)(t)(x)	8.82(n)	(21.17)	24.58	14.49	(1.65)	7.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78(a)	0.77	0.76	0.82	0.85	0.84
Expenses after expense reductions	0.77(a)	0.75	0.75	0.81	0.84	0.83
Net investment income (loss)	0.75(a)(l)	1.45	1.26	1.24	2.04	1.57
Portfolio turnover	6(n)	15	19	22	22	25
Net assets at end of period (000 omitted)	$72,374	$68,971	$96,499	$41,619	$54,352	$58,578
See Notes to Financial Statements
23

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$19.19	$24.67	$19.99	$17.80	$19.11	$18.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.36	$0.29	$0.25	$0.38	$0.34
Net realized and unrealized gain (loss)	1.62	(5.49)	4.62	2.33	(0.77)	0.95
Total from investment operations	$1.70	$(5.13)	$4.91	$2.58	$(0.39)	$1.29
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.35)	$(0.23)	$(0.39)	$(0.79)	$(0.28)
From net realized gain	—	—	—	—	(0.13)	—
Total distributions declared to shareholders	$(0.35)	$(0.35)	$(0.23)	$(0.39)	$(0.92)	$(0.28)
Net asset value, end of period (x)	$20.54	$19.19	$24.67	$19.99	$17.80	$19.11
Total return (%) (r)(s)(t)(x)	8.91(n)	(21.09)	24.74	14.61	(1.48)	7.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.68(a)	0.65	0.67	0.71	0.74	0.74
Expenses after expense reductions	0.67(a)	0.64	0.65	0.70	0.73	0.73
Net investment income (loss)	0.85(a)(l)	1.60	1.30	1.37	2.18	1.80
Portfolio turnover	6(n)	15	19	22	22	25
Net assets at end of period (000 omitted)	$12,502,954	$11,638,059	$14,433,482	$9,787,763	$7,350,641	$6,756,773

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
24

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
25

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
26

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$2,745,391,792	$—	$—	$2,745,391,792
France	2,095,704,877	—	—	2,095,704,877
Switzerland	1,908,052,937	—	—	1,908,052,937
United Kingdom	1,794,949,284	—	—	1,794,949,284
United States	1,149,483,841	—	—	1,149,483,841
Germany	1,112,964,718	—	—	1,112,964,718
Hong Kong	585,408,766	—	—	585,408,766
Denmark	543,334,750	—	—	543,334,750
Australia	516,874,038	—	—	516,874,038
Other Countries	2,016,601,651	206,475,266	—	2,223,076,917
Mutual Funds	276,050,271	—	—	276,050,271
Total	$14,744,816,925	$206,475,266	$—	$14,951,292,191
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the
27

Notes to Financial Statements (unaudited) - continued
fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $1,200,957. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $1,265,633 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
28

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/22
Ordinary income (including any short-term capital gains)	$237,804,624
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/23
Cost of investments	$12,499,203,435
Gross appreciation	3,300,234,350
Gross depreciation	(848,145,594)
Net unrealized appreciation (depreciation)	$2,452,088,756
As of 8/31/22
Undistributed ordinary income	165,255,089
Capital loss carryforwards	(85,313,901)
Other temporary differences	(3,519,947)
Net unrealized appreciation (depreciation)	834,941,189
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(68,643,167)
Long-Term	(16,670,734)
Total	$(85,313,901)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are
29

Notes to Financial Statements (unaudited) - continued
allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/23	Year ended 8/31/22
Class A	$8,922,184	$8,307,737
Class B	3,328	4,207
Class C	90,661	55,254
Class I	23,723,332	22,580,996
Class R1	150,058	15,980
Class R2	899,295	851,018
Class R3	858,081	809,844
Class R4	1,154,502	1,243,811
Class R6	209,201,613	203,740,590
Class 529A	—	186,947
Class 529B	—	376
Class 529C	—	7,864
Total	$245,003,054	$237,804,624
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this management fee reduction amounted to $941,901, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.63% of the fund's average daily net assets.
30

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $29,725 for the six months ended February 28, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 809,578
Class B	0.75%	0.25%	1.00%	1.00%	4,851
Class C	0.75%	0.25%	1.00%	1.00%	59,928
Class R1	0.75%	0.25%	1.00%	1.00%	37,137
Class R2	0.25%	0.25%	0.50%	0.50%	188,528
Class R3	—	0.25%	0.25%	0.25%	75,538
Total Distribution and Service Fees					$1,175,560
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2023, this rebate amounted to $17 and $1 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2023, were as follows:
Amount
Class A	$4,521
Class B	88
Class C	103
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as
31

Notes to Financial Statements (unaudited) - continued
determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2023, the fee was $74,406, which equated to 0.0011% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,333,939.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.0045% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2023, the fund engaged in sale transactions pursuant to this policy, which amounted to $11,435,433. The sales transactions resulted in net realized gains (losses) of $(1,485,654).
(4) Portfolio Securities
For the six months ended February 28, 2023, purchases and sales of investments, other than short-term obligations, aggregated $860,296,970 and $1,153,986,985, respectively.
32

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,818,828	$90,607,379	10,553,698	$225,924,005
Class B	2	45	1,119	24,376
Class C	163,827	2,945,670	120,033	2,440,571
Class I	14,695,195	298,532,585	41,161,498	966,958,198
Class R1	406,751	7,420,505	119,482	2,420,401
Class R2	324,180	6,179,277	835,415	18,078,755
Class R3	423,287	8,327,442	866,170	19,276,792
Class R4	336,840	6,619,019	616,499	13,541,480
Class R6	25,537,932	503,814,899	46,195,626	1,036,050,594
Class 529A	—	—	135,894	3,000,678
Class 529B	—	—	741	16,396
Class 529C	—	—	9,562	207,671
	46,706,842	$924,446,821	100,615,737	$2,287,939,917
Shares issued to shareholders in reinvestment of distributions
Class A	410,746	$8,223,125	313,946	$7,619,463
Class B	162	3,155	143	3,364
Class C	4,338	81,769	2,268	51,886
Class I	1,056,819	21,950,138	795,596	20,017,192
Class R1	8,209	150,058	715	15,980
Class R2	46,525	898,869	36,242	849,152
Class R3	43,330	857,936	33,729	809,844
Class R4	56,594	1,134,152	49,603	1,205,350
Class R6	9,869,794	196,112,812	7,918,001	190,744,636
Class 529A	—	—	7,774	184,710
Class 529B	—	—	17	376
Class 529C	—	—	356	7,817
	11,496,517	$229,412,014	9,158,390	$221,509,770
33

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,972,263)	$(112,200,907)	(15,939,834)	$(364,600,013)
Class B	(12,419)	(228,591)	(34,664)	(754,476)
Class C	(106,333)	(1,951,384)	(184,714)	(3,842,213)
Class I	(18,986,465)	(383,026,803)	(24,842,490)	(557,285,533)
Class R1	(54,115)	(999,226)	(50,005)	(988,953)
Class R2	(493,114)	(9,454,100)	(1,206,840)	(26,339,521)
Class R3	(419,661)	(8,312,876)	(938,020)	(20,911,186)
Class R4	(465,320)	(9,204,727)	(981,315)	(22,668,338)
Class R6	(33,014,073)	(640,018,448)	(32,800,974)	(707,295,374)
Class 529A	—	—	(870,095)	(17,524,590)
Class 529B	—	—	(8,857)	(184,299)
Class 529C	—	—	(102,803)	(2,070,259)
	(59,523,763)	$(1,165,397,062)	(77,960,611)	$(1,724,464,755)
Net change
Class A	(742,689)	$(13,370,403)	(5,072,190)	$(131,056,545)
Class B	(12,255)	(225,391)	(33,402)	(726,736)
Class C	61,832	1,076,055	(62,413)	(1,349,756)
Class I	(3,234,451)	(62,544,080)	17,114,604	429,689,857
Class R1	360,845	6,571,337	70,192	1,447,428
Class R2	(122,409)	(2,375,954)	(335,183)	(7,411,614)
Class R3	46,956	872,502	(38,121)	(824,550)
Class R4	(71,886)	(1,451,556)	(315,213)	(7,921,508)
Class R6	2,393,653	59,909,263	21,312,653	519,499,856
Class 529A	—	—	(726,427)	(14,339,202)
Class 529B	—	—	(8,099)	(167,527)
Class 529C	—	—	(92,885)	(1,854,771)
	(1,320,404)	$(11,538,227)	31,813,516	$784,984,932
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 62%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
34

Notes to Financial Statements (unaudited) - continued
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2023, the fund’s commitment fee and interest expense were $35,817 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$151,622,392	$763,098,769	$638,660,858	$5,847	$(15,879)	$276,050,271

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,414,183	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication
35

Notes to Financial Statements (unaudited) - continued
of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Subsequent Event
On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
36

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
37

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2023
MFS®  Technology Fund
SCT-SEM

MFS® Technology Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end and a rapid reopening of China’s economy — have hit turbulence after the sudden collapse of two US regional banks and the government-led merger of Switzerland’s two largest lenders. At the same time, US inflation data suggest that price pressures will prove more persistent than expected, making the US Federal Reserve’s job of trying to corral four-decade-high inflation without tipping the economy into recession that much more difficult. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential near-term shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, after the recent banking turmoil, investors are increasingly mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
One result of the banking crisis has been a rally in global government bond markets as investors sense that the global monetary tightening campaign is nearing its end, and the resulting lower yields have eased some of the pressure on interest rate–sensitive parts of the economy. Over the near term, amid tighter financial conditions, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates in recent months has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	12.6%
Amazon.com, Inc.	8.5%
Alphabet, Inc., “A”	8.3%
Mastercard, Inc., “A”	5.8%
NVIDIA Corp.	3.6%
Booking Holdings, Inc.	3.2%
Intuit, Inc.	2.5%
Adobe Systems, Inc.	2.4%
Visa, Inc., “A”	2.4%
Accenture PLC, “A”	2.4%
Top five industries
Computer Software	25.9%
Business Services	13.8%
Internet	11.8%
Other Banks & Diversified Financials	8.8%
Specialty Stores	8.5%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of February 28, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2022 through February 28, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/22	Ending Account Value 2/28/23	Expenses Paid During Period (p) 9/01/22-2/28/23
A	Actual	1.15%	$1,000.00	$964.19	$5.60
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
B	Actual	1.90%	$1,000.00	$960.61	$9.24
	Hypothetical (h)	1.90%	$1,000.00	$1,015.37	$9.49
C	Actual	1.90%	$1,000.00	$960.52	$9.24
	Hypothetical (h)	1.90%	$1,000.00	$1,015.37	$9.49
I	Actual	0.90%	$1,000.00	$965.29	$4.39
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
R1	Actual	1.90%	$1,000.00	$960.39	$9.24
	Hypothetical (h)	1.90%	$1,000.00	$1,015.37	$9.49
R2	Actual	1.40%	$1,000.00	$963.04	$6.81
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00
R3	Actual	1.15%	$1,000.00	$964.14	$5.60
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
R4	Actual	0.90%	$1,000.00	$965.35	$4.39
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
R6	Actual	0.81%	$1,000.00	$965.71	$3.95
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.8%
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp.	184,016	$14,338,527
Tradeweb Markets, Inc.	81,334	5,765,767
		$20,104,294
Business Services – 13.8%
Accenture PLC, “A”	108,887	$28,914,943
Endava PLC, ADR (a)	118,189	9,400,753
Equifax, Inc.	31,536	6,386,986
Factset Research Systems, Inc.	7,357	3,049,844
Fidelity National Information Services, Inc.	145,295	9,207,344
FleetCor Technologies, Inc. (a)	80,173	17,220,359
Global Payments, Inc.	132,928	14,914,525
Morningstar, Inc.	28,673	5,944,773
MSCI, Inc.	18,091	9,446,216
PayPal Holdings, Inc. (a)	230,166	16,940,218
TaskUs, Inc., “A” (a)	134,971	2,322,176
Thoughtworks Holding, Inc. (a)	583,780	4,296,621
TransUnion	53,083	3,473,221
Verisk Analytics, Inc., “A”	62,154	10,635,171
WEX, Inc. (a)	141,214	27,227,471
		$169,380,621
Cable TV – 0.6%
Charter Communications, Inc., “A” (a)	19,095	$7,019,513
Computer Software – 25.9%
Activision Blizzard, Inc.	119,903	$9,142,604
Adobe Systems, Inc. (a)	91,044	29,493,704
Atlassian Corp. (a)	33,272	5,467,588
Black Knight, Inc. (a)	216,276	12,890,049
Dun & Bradstreet Holdings, Inc.	569,574	6,840,584
Freshworks, Inc, “A” (a)	93,365	1,394,873
Intuit, Inc.	76,598	31,189,174
Lumine Group, Inc. (a)	22,151	226,757
Microsoft Corp. (s)	620,831	154,847,668
Mobileye Global, Inc., “A” (a)	230,496	9,106,897
Palo Alto Networks, Inc. (a)	72,159	13,592,591
Paycor HCM, Inc. (a)	154,954	3,838,210
RAKUS Co. Ltd.	165,100	2,055,338
RingCentral, Inc. (a)	112,482	3,716,405
Salesforce, Inc. (a)	171,910	28,126,195
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Topicus.com, Inc. (a)	98,970	$6,435,044
		$318,363,681
Computer Software - Systems – 7.8%
Apple, Inc.	35,389	$5,216,693
Arista Networks, Inc. (a)	59,062	8,191,899
Constellation Software, Inc.	7,383	12,694,540
Descartes Systems Group, Inc. (a)	155,751	11,487,564
Hitachi Ltd.	265,000	13,410,084
HubSpot, Inc. (a)	20,562	7,954,615
Nuvei Corp. (a)	82,222	2,520,104
Q2 Holdings, Inc. (a)	104,344	3,368,224
ServiceNow, Inc. (a)	49,456	21,373,400
Shopify, Inc. (a)	247,628	10,187,416
		$96,404,539
Consumer Services – 3.3%
Booking Holdings, Inc. (a)(s)	15,837	$39,972,588
Electrical Equipment – 0.9%
Amphenol Corp., “A”	136,777	$10,602,953
Electronics – 7.2%
Advanced Micro Devices (a)	96,820	$7,608,116
KLA Corp.	40,571	15,391,826
Lam Research Corp.	9,137	4,440,673
Marvell Technology, Inc.	374,750	16,919,962
NVIDIA Corp.	191,861	44,542,450
		$88,903,027
Energy - Renewables – 0.4%
Enphase Energy, Inc. (a)	21,586	$4,544,501
Insurance – 3.1%
Aon PLC	48,333	$14,695,648
Arthur J. Gallagher & Co.	123,371	23,113,557
		$37,809,205
Internet – 11.8%
Alphabet, Inc., “A” (a)(s)	1,137,894	$102,478,734
Gartner, Inc. (a)	36,543	11,979,161
Meta Platforms, Inc., “A” (a)	120,108	21,011,693
Pinterest, Inc. (a)	98,943	2,484,459
Tencent Holdings Ltd.	176,200	7,712,987
		$145,667,034
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.9%
Take-Two Interactive Software, Inc. (a)	103,244	$11,310,380
Other Banks & Diversified Financials – 8.8%
Mastercard, Inc., “A” (s)	200,868	$71,366,392
S&P Global, Inc.	24,216	8,262,499
Visa, Inc., “A”	132,655	29,176,141
		$108,805,032
Specialty Stores – 8.5%
Amazon.com, Inc. (a)(s)	1,110,857	$104,676,055
Meituan, “B” (a)	26,660	462,255
		$105,138,310
Telecommunications - Wireless – 0.2%
SBA Communications Corp., REIT	7,058	$1,830,492
Total Common Stocks (Identified Cost, $729,148,970)		$1,165,856,170
Investment Companies (h) – 5.1%
Money Market Funds – 5.1%
MFS Institutional Money Market Portfolio, 4.55% (v) (Identified Cost, $63,406,479)	63,408,222	$63,408,222

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.2%
Special Products & Services – 0.2%
Invesco QQQ Trust Series I – June 2023 @ $295 (Premiums Paid, $4,708,011)	Put	Exchange Traded	$ 52,429,816	1,786	$2,677,214

Other Assets, Less Liabilities – (0.1)%	(1,615,854)
Net Assets – 100.0%	$1,230,325,752

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $63,408,222 and $1,168,533,384, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
7

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At February 28, 2023, the fund had cash collateral of $14,356 and other liquid securities with an aggregate value of $355,368 to cover any collateral or margin obligations for securities sold short and certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
8

Financial Statements
Statement of Assets and Liabilities
At 2/28/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $733,856,981)	$1,168,533,384
Investments in affiliated issuers, at value (identified cost, $63,406,479)	63,408,222
Deposits with brokers for
Exchange-traded options	14,356
Receivables for
Investments sold	14,215,403
Fund shares sold	1,011,612
Interest and dividends	1,451,800
Other assets	50,240
Total assets	$1,248,685,017
Liabilities
Payable to custodian	$14,215,403
Payables for
Investments purchased	868,033
Fund shares reacquired	2,779,736
Payable to affiliates
Investment adviser	49,053
Administrative services fee	1,063
Shareholder servicing costs	264,033
Distribution and service fees	14,803
Payable for independent Trustees' compensation	4,482
Accrued expenses and other liabilities	162,659
Total liabilities	$18,359,265
Net assets	$1,230,325,752
Net assets consist of
Paid-in capital	$819,806,640
Total distributable earnings (loss)	410,519,112
Net assets	$1,230,325,752
Shares of beneficial interest outstanding	29,810,774
9

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$523,229,975	12,862,706	$40.68
Class B	18,202,682	577,289	31.53
Class C	92,870,054	2,954,722	31.43
Class I	291,473,842	6,451,427	45.18
Class R1	7,475,372	238,567	31.33
Class R2	19,793,404	528,298	37.47
Class R3	44,146,489	1,086,233	40.64
Class R4	19,471,713	446,934	43.57
Class R6	213,662,221	4,664,598	45.81

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $43.16 [100 / 94.25 x $40.68]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
10

Financial Statements
Statement of Operations
Six months ended 2/28/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$3,980,376
Dividends from affiliated issuers	674,938
Other	2,083
Income on securities loaned	1,535
Foreign taxes withheld	(11,345)
Total investment income	$4,647,587
Expenses
Management fee	$4,601,827
Distribution and service fees	1,371,690
Shareholder servicing costs	666,866
Administrative services fee	97,154
Independent Trustees' compensation	11,149
Custodian fee	51,449
Shareholder communications	39,110
Audit and tax fees	34,275
Legal fees	3,739
Miscellaneous	98,734
Total expenses	$6,975,993
Reduction of expenses by investment adviser and distributor	(83,211)
Net expenses	$6,892,782
Net investment income (loss)	$(2,245,195)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(8,766,142)
Affiliated issuers	2,644
Foreign currency	(23,677)
Net realized gain (loss)	$(8,787,175)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(43,716,803)
Affiliated issuers	(1,174)
Net unrealized gain (loss)	$(43,717,977)
Net realized and unrealized gain (loss)	$(52,505,152)
Change in net assets from operations	$(54,750,347)
See Notes to Financial Statements
11

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22
Change in net assets
From operations
Net investment income (loss)	$(2,245,195)	$(13,328,443)
Net realized gain (loss)	(8,787,175)	193,446,749
Net unrealized gain (loss)	(43,717,977)	(835,363,661)
Change in net assets from operations	$(54,750,347)	$(655,245,355)
Total distributions to shareholders	$(122,255,927)	$(249,750,373)
Change in net assets from fund share transactions	$1,604,686	$(22,067,935)
Total change in net assets	$(175,401,588)	$(927,063,663)
Net assets
At beginning of period	1,405,727,340	2,332,791,003
At end of period	$1,230,325,752	$1,405,727,340
See Notes to Financial Statements
12

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$46.91	$75.65	$64.90	$44.73	$45.65	$35.67
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.45)	$(0.57)	$(0.35)	$(0.27)	$(0.26)
Net realized and unrealized gain (loss)	(1.81)	(19.94)	14.83	21.50	1.24	11.61
Total from investment operations	$(1.89)	$(20.39)	$14.26	$21.15	$0.97	$11.35
Less distributions declared to shareholders
From net realized gain	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)
Net asset value, end of period (x)	$40.68	$46.91	$75.65	$64.90	$44.73	$45.65
Total return (%) (r)(s)(t)(x)	(3.58)(n)	(30.20)	22.97	48.23	2.97	32.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.17(a)	1.14	1.12	1.18	1.19	1.24
Expenses after expense reductions	1.15(a)	1.13	1.11	1.16	1.18	1.22
Net investment income (loss)	(0.41)(a)	(0.76)	(0.85)	(0.71)	(0.64)	(0.66)
Portfolio turnover	8(n)	30	36	46	32	30
Net assets at end of period (000 omitted)	$523,230	$572,702	$888,416	$745,157	$471,468	$484,477
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	1.11	1.13	1.15	1.16
See Notes to Financial Statements
13

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$37.55	$62.67	$54.73	$38.16	$39.55	$31.31
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.19)	$(0.73)	$(0.89)	$(0.61)	$(0.50)	$(0.49)
Net realized and unrealized gain (loss)	(1.49)	(16.04)	12.34	18.16	1.00	10.10
Total from investment operations	$(1.68)	$(16.77)	$11.45	$17.55	$0.50	$9.61
Less distributions declared to shareholders
From net realized gain	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)
Net asset value, end of period (x)	$31.53	$37.55	$62.67	$54.73	$38.16	$39.55
Total return (%) (r)(s)(t)(x)	(3.94)(n)	(30.73)	22.06	47.07	2.21	31.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.92(a)	1.89	1.87	1.93	1.94	1.99
Expenses after expense reductions	1.90(a)	1.88	1.86	1.92	1.93	1.98
Net investment income (loss)	(1.16)(a)	(1.52)	(1.59)	(1.46)	(1.39)	(1.41)
Portfolio turnover	8(n)	30	36	46	32	30
Net assets at end of period (000 omitted)	$18,203	$23,115	$44,390	$46,224	$41,017	$45,337
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	1.86	1.88	1.90	1.92
See Notes to Financial Statements
14

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$37.45	$62.52	$54.61	$38.07	$39.47	$31.24
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.19)	$(0.73)	$(0.88)	$(0.61)	$(0.50)	$(0.49)
Net realized and unrealized gain (loss)	(1.49)	(15.99)	12.30	18.13	0.99	10.09
Total from investment operations	$(1.68)	$(16.72)	$11.42	$17.52	$0.49	$9.60
Less distributions declared to shareholders
From net realized gain	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)
Net asset value, end of period (x)	$31.43	$37.45	$62.52	$54.61	$38.07	$39.47
Total return (%) (r)(s)(t)(x)	(3.95)(n)	(30.72)	22.06	47.11	2.19	31.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.92(a)	1.89	1.87	1.93	1.94	1.98
Expenses after expense reductions	1.90(a)	1.88	1.86	1.92	1.93	1.97
Net investment income (loss)	(1.16)(a)	(1.52)	(1.59)	(1.46)	(1.40)	(1.41)
Portfolio turnover	8(n)	30	36	46	32	30
Net assets at end of period (000 omitted)	$92,870	$112,241	$194,857	$183,286	$128,817	$128,707
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	1.86	1.88	1.91	1.92
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$51.52	$82.06	$69.94	$48.02	$48.74	$37.90
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.34)	$(0.43)	$(0.25)	$(0.18)	$(0.18)
Net realized and unrealized gain (loss)	(1.96)	(21.85)	16.06	23.15	1.35	12.39
Total from investment operations	$(2.00)	$(22.19)	$15.63	$22.90	$1.17	$12.21
Less distributions declared to shareholders
From net realized gain	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)
Net asset value, end of period (x)	$45.18	$51.52	$82.06	$69.94	$48.02	$48.74
Total return (%) (r)(s)(t)(x)	(3.47)(n)	(30.02)	23.28	48.57	3.20	33.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.92(a)	0.89	0.87	0.93	0.94	0.99
Expenses after expense reductions	0.90(a)	0.88	0.86	0.92	0.93	0.98
Net investment income (loss)	(0.16)(a)	(0.52)	(0.59)	(0.46)	(0.40)	(0.41)
Portfolio turnover	8(n)	30	36	46	32	30
Net assets at end of period (000 omitted)	$291,474	$356,867	$608,833	$561,531	$315,655	$303,359
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	0.86	0.88	0.91	0.92
See Notes to Financial Statements
16

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$37.35	$62.37	$54.49	$37.99	$39.39	$31.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.19)	$(0.72)	$(0.89)	$(0.62)	$(0.50)	$(0.49)
Net realized and unrealized gain (loss)	(1.49)	(15.95)	12.28	18.10	0.99	10.07
Total from investment operations	$(1.68)	$(16.67)	$11.39	$17.48	$0.49	$9.58
Less distributions declared to shareholders
From net realized gain	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)
Net asset value, end of period (x)	$31.33	$37.35	$62.37	$54.49	$37.99	$39.39
Total return (%) (r)(s)(t)(x)	(3.96)(n)	(30.72)	22.05	47.10	2.19	31.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.92(a)	1.89	1.87	1.93	1.94	1.99
Expenses after expense reductions	1.90(a)	1.88	1.86	1.91	1.93	1.98
Net investment income (loss)	(1.15)(a)	(1.51)	(1.59)	(1.47)	(1.40)	(1.41)
Portfolio turnover	8(n)	30	36	46	32	30
Net assets at end of period (000 omitted)	$7,475	$7,558	$10,498	$9,882	$5,715	$5,534
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	1.86	1.88	1.91	1.92
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$43.63	$71.12	$61.36	$42.45	$43.55	$34.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.56)	$(0.68)	$(0.45)	$(0.36)	$(0.35)
Net realized and unrealized gain (loss)	(1.69)	(18.58)	13.95	20.34	1.15	11.10
Total from investment operations	$(1.82)	$(19.14)	$13.27	$19.89	$0.79	$10.75
Less distributions declared to shareholders
From net realized gain	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)
Net asset value, end of period (x)	$37.47	$43.63	$71.12	$61.36	$42.45	$43.55
Total return (%) (r)(s)(t)(x)	(3.70)(n)	(30.38)	22.67	47.84	2.69	32.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.42(a)	1.39	1.37	1.43	1.44	1.48
Expenses after expense reductions	1.40(a)	1.38	1.36	1.42	1.43	1.48
Net investment income (loss)	(0.66)(a)	(1.02)	(1.09)	(0.97)	(0.90)	(0.91)
Portfolio turnover	8(n)	30	36	46	32	30
Net assets at end of period (000 omitted)	$19,793	$22,287	$37,797	$38,511	$29,339	$28,071
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	1.36	1.38	1.41	1.42
See Notes to Financial Statements
18

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$46.87	$75.60	$64.85	$44.71	$45.63	$35.66
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.46)	$(0.56)	$(0.35)	$(0.27)	$(0.27)
Net realized and unrealized gain (loss)	(1.81)	(19.92)	14.82	21.47	1.24	11.61
Total from investment operations	$(1.89)	$(20.38)	$14.26	$21.12	$0.97	$11.34
Less distributions declared to shareholders
From net realized gain	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)
Net asset value, end of period (x)	$40.64	$46.87	$75.60	$64.85	$44.71	$45.63
Total return (%) (r)(s)(t)(x)	(3.59)(n)	(30.21)	22.99	48.18	2.97	32.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.17(a)	1.14	1.13	1.18	1.19	1.24
Expenses after expense reductions	1.15(a)	1.13	1.11	1.17	1.18	1.23
Net investment income (loss)	(0.41)(a)	(0.77)	(0.84)	(0.71)	(0.65)	(0.66)
Portfolio turnover	8(n)	30	36	46	32	30
Net assets at end of period (000 omitted)	$44,146	$49,755	$96,784	$109,884	$80,242	$79,534
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	1.11	1.13	1.16	1.17
See Notes to Financial Statements
19

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$49.85	$79.68	$68.01	$46.72	$47.47	$36.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.33)	$(0.42)	$(0.24)	$(0.17)	$(0.17)
Net realized and unrealized gain (loss)	(1.90)	(21.15)	15.60	22.51	1.31	12.06
Total from investment operations	$(1.94)	$(21.48)	$15.18	$22.27	$1.14	$11.89
Less distributions declared to shareholders
From net realized gain	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)
Net asset value, end of period (x)	$43.57	$49.85	$79.68	$68.01	$46.72	$47.47
Total return (%) (r)(s)(t)(x)	(3.47)(n)	(30.03)	23.28	48.57	3.22	33.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.92(a)	0.89	0.87	0.93	0.94	0.99
Expenses after expense reductions	0.90(a)	0.88	0.86	0.92	0.93	0.98
Net investment income (loss)	(0.16)(a)	(0.52)	(0.59)	(0.47)	(0.40)	(0.41)
Portfolio turnover	8(n)	30	36	46	32	30
Net assets at end of period (000 omitted)	$19,472	$25,674	$47,324	$32,530	$25,310	$23,004
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	0.85	0.89	0.91	0.92
See Notes to Financial Statements
20

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$52.14	$82.87	$70.54	$48.38	$49.03	$38.09
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.27)	$(0.37)	$(0.20)	$(0.13)	$(0.13)
Net realized and unrealized gain (loss)	(1.98)	(22.11)	16.21	23.34	1.37	12.44
Total from investment operations	$(1.99)	$(22.38)	$15.84	$23.14	$1.24	$12.31
Less distributions declared to shareholders
From net realized gain	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)	$(1.37)
Net asset value, end of period (x)	$45.81	$52.14	$82.87	$70.54	$48.38	$49.03
Total return (%) (r)(s)(t)(x)	(3.41)(n)	(29.95)	23.39	48.71	3.33	33.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82(a)	0.79	0.78	0.84	0.84	0.89
Expenses after expense reductions	0.81(a)	0.77	0.77	0.82	0.83	0.88
Net investment income (loss)	(0.06)(a)	(0.41)	(0.50)	(0.37)	(0.30)	(0.31)
Portfolio turnover	8(n)	30	36	46	32	30
Net assets at end of period (000 omitted)	$213,662	$235,529	$403,893	$316,404	$168,352	$138,924
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	0.77	0.79	0.81	0.82

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Technology Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
22

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the
23

Notes to Financial Statements (unaudited) - continued
fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,082,833,645	$—	$—	$1,082,833,645
Canada	43,324,668	226,757	—	43,551,425
Japan	15,465,422	—	—	15,465,422
United Kingdom	9,400,753	—	—	9,400,753
Israel	9,106,897	—	—	9,106,897
China	8,175,242	—	—	8,175,242
Mutual Funds	63,408,222	—	—	63,408,222
Total	$1,231,714,849	$226,757	$—	$1,231,941,606
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate
24

Notes to Financial Statements (unaudited) - continued
losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at February 28, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Equity	Purchased Option Contracts	$2,677,214
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 28, 2023 as reported in the Statement of Operations:
Risk	Unaffiliated Issuers (Purchased Options)
Equity	$2,272,615
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended February 28, 2023 as reported in the Statement of Operations:
Risk	Unaffiliated Issuers (Purchased Options)
Equity	$(2,321,385)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments
25

Notes to Financial Statements (unaudited) - continued
across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Short Sales — The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also
26

Notes to Financial Statements (unaudited) - continued
exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. For the six months ended February 28, 2023, the fund did not enter into short sale transactions.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
27

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, straddle loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and net operating losses.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/22
Ordinary income (including any short-term capital gains)	$64,444,592
Long-term capital gains	185,305,781
Total distributions	$249,750,373
28

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/23
Cost of investments	$803,427,569
Gross appreciation	502,407,926
Gross depreciation	(73,893,889)
Net unrealized appreciation (depreciation)	$428,514,037
As of 8/31/22
Undistributed long-term capital gain	122,265,075
Late year ordinary loss deferral	(6,971,703)
Net unrealized appreciation (depreciation)	472,232,014
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/23	Year ended 8/31/22
Class A	$51,623,165	$97,004,773
Class B	2,466,860	5,633,192
Class C	12,088,461	25,137,122
Class I	27,364,310	62,813,302
Class R1	882,693	1,457,279
Class R2	2,055,032	4,354,112
Class R3	4,485,667	9,789,520
Class R4	2,209,428	4,407,863
Class R6	19,080,311	39,153,210
Total	$122,255,927	$249,750,373
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its
29

Notes to Financial Statements (unaudited) - continued
management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this management fee reduction amounted to $83,156, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.73% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $39,314 for the six months ended February 28, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 646,660
Class B	0.75%	0.25%	1.00%	1.00%	98,433
Class C	0.75%	0.25%	1.00%	1.00%	486,003
Class R1	0.75%	0.25%	1.00%	1.00%	35,364
Class R2	0.25%	0.25%	0.50%	0.50%	49,003
Class R3	—	0.25%	0.25%	0.25%	56,227
Total Distribution and Service Fees					$1,371,690
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2023, this rebate amounted to $51 and $4 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
30

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2023, were as follows:
Amount
Class A	$5,758
Class B	6,136
Class C	1,933
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2023, the fee was $102,726, which equated to 0.0165% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $564,140.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.0156% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended February 28, 2023, purchases and sales of investments, other than short-term obligations, aggregated $102,822,274 and $232,888,971, respectively.
31

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	687,350	$28,745,591	1,539,626	$90,958,488
Class B	2,515	82,716	4,748	218,700
Class C	116,527	3,811,270	217,987	10,422,115
Class I	550,235	25,190,605	1,490,162	98,558,908
Class R1	26,789	876,832	66,023	3,082,736
Class R2	51,167	1,985,524	122,061	6,763,303
Class R3	100,735	4,260,653	248,869	14,433,290
Class R4	63,303	2,783,907	110,131	6,923,927
Class R6	466,066	21,798,215	945,092	61,311,730
	2,064,687	$89,535,313	4,744,699	$292,673,197
Shares issued to shareholders in reinvestment of distributions
Class A	1,291,127	$50,057,003	1,420,260	$94,362,044
Class B	81,038	2,440,061	103,866	5,554,746
Class C	386,365	11,594,810	451,349	24,074,933
Class I	577,895	24,872,602	788,615	57,442,721
Class R1	29,422	880,297	27,311	1,452,667
Class R2	57,431	2,052,015	69,869	4,325,571
Class R3	115,789	4,485,667	147,455	9,789,520
Class R4	45,901	1,904,879	54,585	3,847,149
Class R6	391,841	17,096,020	477,615	35,181,103
	2,976,809	$115,383,354	3,540,925	$236,030,454
Shares reacquired
Class A	(1,324,020)	$(54,452,424)	(2,494,973)	$(146,539,685)
Class B	(121,783)	(3,936,475)	(201,409)	(9,484,025)
Class C	(545,233)	(17,815,957)	(788,992)	(36,808,403)
Class I	(1,603,663)	(73,527,974)	(2,770,879)	(171,977,632)
Class R1	(19,991)	(683,479)	(59,294)	(2,698,719)
Class R2	(91,102)	(3,538,662)	(212,605)	(11,586,171)
Class R3	(191,779)	(7,994,136)	(615,081)	(37,075,724)
Class R4	(177,304)	(7,968,750)	(243,626)	(15,880,342)
Class R6	(710,395)	(33,396,124)	(1,779,282)	(118,720,885)
	(4,785,270)	$(203,313,981)	(9,166,141)	$(550,771,586)
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	654,457	$24,350,170	464,913	$38,780,847
Class B	(38,230)	(1,413,698)	(92,795)	(3,710,579)
Class C	(42,341)	(2,409,877)	(119,656)	(2,311,355)
Class I	(475,533)	(23,464,767)	(492,102)	(15,976,003)
Class R1	36,220	1,073,650	34,040	1,836,684
Class R2	17,496	498,877	(20,675)	(497,297)
Class R3	24,745	752,184	(218,757)	(12,852,914)
Class R4	(68,100)	(3,279,964)	(78,910)	(5,109,266)
Class R6	147,512	5,498,111	(356,575)	(22,228,052)
	256,226	$1,604,686	(880,517)	$(22,067,935)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2023, the fund’s commitment fee and interest expense were $3,548 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$55,247,779	$146,261,352	$138,102,379	$2,644	$(1,174)	$63,408,222
33

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$674,938	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Subsequent Event
On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
34

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
35

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2023
MFS®  U.S. Government Cash Reserve Fund
LMM-SEM

MFS® U.S. Government Cash Reserve Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end and a rapid reopening of China’s economy — have hit turbulence after the sudden collapse of two US regional banks and the government-led merger of Switzerland’s two largest lenders. At the same time, US inflation data suggest that price pressures will prove more persistent than expected, making the US Federal Reserve’s job of trying to corral four-decade-high inflation without tipping the economy into recession that much more difficult. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential near-term shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, after the recent banking turmoil, investors are increasingly mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
One result of the banking crisis has been a rally in global government bond markets as investors sense that the global monetary tightening campaign is nearing its end, and the resulting lower yields have eased some of the pressure on interest rate–sensitive parts of the economy. Over the near term, amid tighter financial conditions, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates in recent months has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (u)
Composition including fixed income credit quality (a)(u)
A-1+	54.0%
A-1	46.1%
Other Assets Less Liabilities	(0.1)%
Maturity breakdown (u)
0 - 7 days	60.4%
8 - 29 days	39.7%
30 - 59 days	0.0%
60 - 89 days	0.0%
Other Assets Less Liabilities	(0.1)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.
From time to time Other Assets Less Liabilities may be negative due to timing of cash receipts.
Percentages are based on net assets as of February 28, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2022 through February 28, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/22	Ending Account Value 2/28/23	Expenses Paid During Period (p) 9/01/22-2/28/23
A	Actual	0.42%	$1,000.00	$1,015.59	$2.10
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
B	Actual	0.42%	$1,000.00	$1,015.58	$2.10
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
C	Actual	0.42%	$1,000.00	$1,015.59	$2.10
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
I	Actual	0.42%	$1,000.00	$1,015.60	$2.10
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
R1	Actual	0.42%	$1,000.00	$1,015.58	$2.10
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
R2	Actual	0.42%	$1,000.00	$1,015.56	$2.10
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
R3	Actual	0.42%	$1,000.00	$1,015.56	$2.10
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
R4	Actual	0.42%	$1,000.00	$1,015.59	$2.10
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
R6	Actual	0.37%	$1,000.00	$1,015.83	$1.85
	Hypothetical (h)	0.37%	$1,000.00	$1,022.96	$1.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 81.7%
Fannie Mae, 4.43%, due 3/07/2023	$34,000,000	$33,975,350
Federal Farm Credit Bank, 4.55%, due 3/01/2023	30,500,000	30,500,000
Federal Home Loan Bank, 4.5%, due 3/01/2023	34,000,000	34,000,000
Freddie Mac, 4.39%, due 3/06/2023	34,000,000	33,979,647
U.S. Treasury Bill, 4.48%, due 3/02/2023	49,167,000	49,160,987
U.S. Treasury Bill, 4.56%, due 3/07/2023	18,750,000	18,735,992
U.S. Treasury Bill, 4.56%, due 3/09/2023	18,750,000	18,731,323
U.S. Treasury Bill, 4.55%, due 3/14/2023	34,500,000	34,444,243
U.S. Treasury Bill, 4.54%, due 3/16/2023	37,000,000	36,931,242
U.S. Treasury Bill, 4.58%, due 3/21/2023	32,000,000	31,919,973
U.S. Treasury Bill, 4.54%, due 3/23/2023	26,000,000	25,929,295
U.S. Treasury Bill, 4.61%, due 3/28/2023	41,736,000	41,594,045
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$389,902,097
Repurchase Agreements – 18.4%
Bank of America Corp. Repurchase Agreement, 4.51%, dated 2/28/2023, due 3/01/2023, total to be received $43,772,483 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $45,072,750)	$43,767,000	$43,767,000
JPMorgan Chase & Co. Repurchase Agreement, 4.51%, dated 2/28/2023, due 3/01/2023, total to be received $43,866,495 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $44,734,288)	43,861,000	43,861,000
Total Repurchase Agreements, at Cost and Value		$87,628,000

Other Assets, Less Liabilities – (0.1)%		(700,969)
Net Assets – 100.0%		$476,829,128

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
5

Financial Statements
Statement of Assets and Liabilities
At 2/28/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at cost and value	$389,902,097
Investments in unaffiliated repurchase agreements, at cost and value	87,628,000
Cash	503
Receivables for
Fund shares sold	165,904
Interest	10,978
Receivable from investment adviser and distributor	47,185
Other assets	18,720
Total assets	$477,773,387
Liabilities
Payables for
Distributions	$11,164
Fund shares reacquired	797,533
Payable to affiliates
Administrative services fee	445
Shareholder servicing costs	81,505
Payable for independent Trustees' compensation	4,981
Accrued expenses and other liabilities	48,631
Total liabilities	$944,259
Net assets	$476,829,128
Net assets consist of
Paid-in capital	$476,838,417
Total distributable earnings (loss)	(9,289)
Net assets	$476,829,128
Shares of beneficial interest outstanding	477,063,935
6

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share
Class A	$172,065,210	172,150,043	$1.00
Class B	4,287,405	4,289,511	1.00
Class C	25,817,635	25,830,326	1.00
Class I	16,593,124	16,601,337	1.00
Class R1	9,026,712	9,031,141	1.00
Class R2	19,191,935	19,201,524	1.00
Class R3	17,969,776	17,978,594	1.00
Class R4	2,725,729	2,727,067	1.00
Class R6	209,151,602	209,254,392	1.00
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
7

Financial Statements
Statement of Operations
Six months ended 2/28/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$8,804,067
Other	1,474
Total investment income	$8,805,541
Expenses
Management fee	$996,093
Distribution and service fees	551,799
Shareholder servicing costs	183,235
Administrative services fee	41,839
Independent Trustees' compensation	5,225
Custodian fee	9,759
Shareholder communications	7,923
Audit and tax fees	23,305
Legal fees	931
Miscellaneous	97,320
Total expenses	$1,917,429
Reduction of expenses by investment adviser and distributor	(923,658)
Net expenses	$993,771
Net investment income (loss)	$7,811,770
Change in net assets from operations	$7,811,770
See Notes to Financial Statements
8

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22
Change in net assets
From operations
Net investment income (loss)	$7,811,770	$1,411,816
Net realized gain (loss)	—	(4,685)
Change in net assets from operations	$7,811,770	$1,407,131
Total distributions to shareholders	$(7,811,770)	$(1,446,753)
Change in net assets from fund share transactions	$(31,190,225)	$242,804,440
Total change in net assets	$(31,190,225)	$242,764,818
Net assets
At beginning of period	508,019,353	265,254,535
At end of period	$476,829,128	$508,019,353
See Notes to Financial Statements
9

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.00(w)	$0.00	$0.00(w)	$0.02	$0.01
Net realized and unrealized gain (loss)	—	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—
Total from investment operations	$0.02	$0.00(w)	$0.00(w)	$0.00(w)	$0.02	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)	$(0.01)
From net realized gain	—	(0.00)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.02)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)	$(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.56(n)	0.28	0.00	0.54	1.58	0.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82(a)	0.91	0.91	0.96	0.98	0.94
Expenses after expense reductions	0.42(a)	0.21	0.05	0.44	0.72	0.68
Net investment income (loss)	3.14(a)	0.33	0.00	0.44	1.57	0.76
Net assets at end of period (000 omitted)	$172,065	$173,514	$128,482	$140,426	$99,511	$100,463
See Notes to Financial Statements
10

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.00(w)	$0.00	$0.00(w)	$0.02	$0.01
Net realized and unrealized gain (loss)	—	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—
Total from investment operations	$0.02	$0.00(w)	$0.00(w)	$0.00(w)	$0.02	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)	$(0.01)
From net realized gain	—	(0.00)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.02)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)	$(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.56(n)	0.28	0.00	0.54	1.58	0.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.57(a)	1.66	1.66	1.71	1.73	1.69
Expenses after expense reductions	0.42(a)	0.18	0.05	0.47	0.72	0.68
Net investment income (loss)	3.09(a)	0.25	0.00	0.49	1.57	0.72
Net assets at end of period (000 omitted)	$4,287	$5,194	$6,792	$9,528	$8,977	$11,664
See Notes to Financial Statements
11

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.00(w)	$0.00	$0.00(w)	$0.02	$0.01
Net realized and unrealized gain (loss)	—	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—
Total from investment operations	$0.02	$0.00(w)	$0.00(w)	$0.00(w)	$0.02	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)	$(0.01)
From net realized gain	—	(0.00)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.02)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)	$(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.56(n)	0.28	0.00	0.54	1.58	0.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.57(a)	1.66	1.66	1.71	1.73	1.69
Expenses after expense reductions	0.42(a)	0.25	0.05	0.40	0.72	0.68
Net investment income (loss)	3.01(a)	0.40	0.00	0.37	1.57	0.68
Net assets at end of period (000 omitted)	$25,818	$43,674	$23,748	$34,508	$19,438	$18,451
See Notes to Financial Statements
12

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19(i)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.00(w)	$0.00	$0.00(w)	$0.02
Net realized and unrealized gain (loss)	—	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.00(w)	$0.00(w)	$0.00(w)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)
From net realized gain	—	(0.00)(w)	—	—	—
Total distributions declared to shareholders	$(0.02)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.56(n)	0.28	0.00	0.54	1.52(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.57(a)	0.66	0.65	0.69	0.73(a)
Expenses after expense reductions	0.42(a)	0.20	0.05	0.23	0.72(a)
Net investment income (loss)	3.11(a)	0.29	0.00	0.06	1.60(a)
Net assets at end of period (000 omitted)	$16,593	$17,382	$12,819	$9,797	$56
See Notes to Financial Statements
13

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.00(w)	$0.00	$0.00(w)	$0.02	$0.01
Net realized and unrealized gain (loss)	—	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—
Total from investment operations	$0.02	$0.00(w)	$0.00(w)	$0.00(w)	$0.02	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)	$(0.01)
From net realized gain	—	(0.00)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.02)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)	$(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.56(n)	0.28	0.00	0.54	1.57	0.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.57(a)	1.66	1.65	1.71	1.73	1.69
Expenses after expense reductions	0.42(a)	0.19	0.05	0.47	0.72	0.68
Net investment income (loss)	3.12(a)	0.27	0.00	0.48	1.57	0.72
Net assets at end of period (000 omitted)	$9,027	$9,298	$8,761	$9,209	$7,610	$8,305
See Notes to Financial Statements
14

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.00(w)	$0.00	$0.01	$0.02	$0.01
Net realized and unrealized gain (loss)	—	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—
Total from investment operations	$0.02	$0.00(w)	$0.00(w)	$0.01	$0.02	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.00)(w)	$—	$(0.01)	$(0.02)	$(0.01)
From net realized gain	—	(0.00)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.02)	$(0.00)(w)	$—	$(0.01)	$(0.02)	$(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.56(n)	0.28	0.00	0.54	1.57	0.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07(a)	1.16	1.16	1.21	1.23	1.19
Expenses after expense reductions	0.42(a)	0.19	0.05	0.48	0.72	0.68
Net investment income (loss)	3.08(a)	0.26	0.00	0.51	1.57	0.73
Net assets at end of period (000 omitted)	$19,192	$23,726	$26,432	$33,676	$31,672	$34,993
See Notes to Financial Statements
15

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.00(w)	$0.00	$0.00(w)	$0.02	$0.01
Net realized and unrealized gain (loss)	—	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—
Total from investment operations	$0.02	$0.00(w)	$0.00(w)	$0.00(w)	$0.02	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)	$(0.01)
From net realized gain	—	(0.00)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.02)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)	$(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.56(n)	0.28	0.00	0.54	1.57	0.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82(a)	0.91	0.90	0.96	0.98	0.94
Expenses after expense reductions	0.42(a)	0.19	0.05	0.44	0.72	0.68
Net investment income (loss)	3.09(a)	0.29	0.00	0.44	1.55	0.73
Net assets at end of period (000 omitted)	$17,970	$21,166	$21,266	$24,536	$16,471	$26,227
See Notes to Financial Statements
16

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.00(w)	$0.00	$0.01	$0.02	$0.01
Net realized and unrealized gain (loss)	—	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)	—
Total from investment operations	$0.02	$0.00(w)	$0.00(w)	$0.01	$0.02	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.00)(w)	$—	$(0.01)	$(0.02)	$(0.01)
From net realized gain	—	(0.00)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.02)	$(0.00)(w)	$—	$(0.01)	$(0.02)	$(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.56(n)	0.28	0.00	0.54	1.57	0.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.57(a)	0.66	0.65	0.71	0.73	0.69
Expenses after expense reductions	0.42(a)	0.19	0.05	0.49	0.72	0.68
Net investment income (loss)	3.13(a)	0.27	0.00	0.54	1.57	0.74
Net assets at end of period (000 omitted)	$2,726	$2,684	$2,676	$2,709	$2,676	$2,729
See Notes to Financial Statements
17

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19(i)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.01	$0.00	$0.00(w)	$0.02
Net realized and unrealized gain (loss)	—	(0.01)	0.00(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.00(w)	$0.00(w)	$0.00(w)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)
From net realized gain	—	(0.00)(w)	—	—	—
Total distributions declared to shareholders	$(0.02)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.58(n)	0.30	0.00	0.58	1.58(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.52(a)	0.56	0.59	0.65	0.66(a)
Expenses after expense reductions	0.37(a)	0.37	0.05	0.42	0.65(a)
Net investment income (loss)	3.17(a)	0.99	0.00	0.46	1.65(a)
Net assets at end of period (000 omitted)	$209,152	$211,381	$113	$113	$54

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(i)	For Class I and Class R6, the period is from the class inception, September 18, 2018, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
18

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS U.S. Government Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value.
19

Notes to Financial Statements (unaudited) - continued
Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$477,530,097	$—	$477,530,097
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At February 28, 2023, the fund had investments in repurchase agreements with a gross value of $87,628,000 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
20

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2022, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/22
Ordinary income (including any short-term capital gains)	$1,446,753
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/23
Cost of investments	$477,530,097
As of 8/31/22
Undistributed ordinary income	4,612
Capital loss carryforwards	(4,685)
Other temporary differences	(9,216)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(4,685)
21

Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/23	Year ended 8/31/22
Class A	$2,873,456	$486,267
Class B	73,934	15,213
Class C	529,271	122,442
Class I	260,570	43,743
Class R1	142,835	26,149
Class R2	332,998	67,713
Class R3	286,987	55,479
Class R4	41,849	7,536
Class R6	3,269,870	616,716
Class 529A	—	4,756
Class 529B	—	19
Class 529C	—	720
Total	$7,811,770	$1,446,753
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this management fee reduction amounted to $33,215, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2022 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.
22

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.37%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this reduction amounted to $338,644, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$ 229,105
Class B	0.75%	0.25%	1.00%	0.00%	23,936
Class C	0.75%	0.25%	1.00%	0.00%	175,661
Class R1	0.75%	0.25%	1.00%	0.00%	45,835
Class R2	0.25%	0.25%	0.50%	0.00%	54,038
Class R3	—	0.25%	0.25%	0.00%	23,224
Total Distribution and Service Fees					$551,799
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2023 based on each class's average daily net assets. MFD has agreed in writing to waive any distribution and/or service fees for Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2023. These reductions, for the six months ended February 28, 2023, for Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, amounted to $229,105, $23,936, $175,661, $45,835, $54,038, and $23,224 respectively, and are included in the reduction of total expenses in the Statement of Operations.
23

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2023, were as follows:
Amount
Class A	$24,934
Class B	3,215
Class C	4,133
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2023, the fee was $69,165, which equated to 0.0278% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $114,070.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.0168% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $128 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2023. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $3,338 at February 28, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — On August 3, 2022, MFS redeemed 51,120 shares of Class R6 for an aggregate amount of $51,120.
24

Notes to Financial Statements (unaudited) - continued
At February 28, 2023, MFS held 100% of the outstanding shares of Class R4.
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Six months ended 2/28/23	Year ended 8/31/22
Shares sold
Class A	72,512,872	123,951,695
Class B	672,327	2,804,827
Class C	6,786,156	40,945,876
Class I	5,020,917	11,094,678
Class R1	1,074,394	5,278,718
Class R2	2,843,563	6,705,215
Class R3	2,440,499	10,309,753
Class R6	15,135,733	236,309,535
Class 529A	—	15,058,151
Class 529B	—	27,133
Class 529C	—	825,851
	106,486,461	453,311,432
Shares issued to shareholders in reinvestment of distributions
Class A	2,817,174	471,125
Class B	71,369	14,689
Class C	515,818	121,554
Class I	256,606	43,511
Class R1	142,835	26,150
Class R2	332,998	67,713
Class R3	286,986	55,478
Class R4	41,848	7,536
Class R6	3,269,870	616,716
Class 529A	—	3,968
Class 529B	—	19
Class 529C	—	719
	7,735,504	1,429,178
25

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/23	Year ended 8/31/22
Shares reacquired
Class A	(76,774,631)	(79,405,284)
Class B	(1,650,925)	(4,420,196)
Class C	(25,165,935)	(21,138,653)
Class I	(6,065,941)	(6,577,364)
Class R1	(1,488,469)	(4,770,376)
Class R2	(7,711,842)	(9,487,735)
Class R3	(5,924,563)	(10,471,625)
Class R6	(20,629,884)	(25,560,214)
Class 529A	—	(43,002,145)
Class 529B	—	(209,387)
Class 529C	—	(6,893,191)
	(145,412,190)	(211,936,170)
Net change
Class A	(1,444,585)	45,017,536
Class B	(907,229)	(1,600,680)
Class C	(17,863,961)	19,928,777
Class I	(788,418)	4,560,825
Class R1	(271,240)	534,492
Class R2	(4,535,281)	(2,714,807)
Class R3	(3,197,078)	(106,394)
Class R4	41,848	7,536
Class R6	(2,224,281)	211,366,037
Class 529A	—	(27,940,026)
Class 529B	—	(182,235)
Class 529C	—	(6,066,621)
	(31,190,225)	242,804,440
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022.
Effective at the close of business on May 29, 2020, the fund was closed to all purchases subject to certain exceptions.
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks
26

Notes to Financial Statements (unaudited) - continued
under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2023, the fund’s commitment fee and interest expense were $1,161 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(6) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(7) Subsequent Event
On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
27

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Portfolio Holdings Information
The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at  mfs.com/openendfunds after choosing “Click here for access to Money Market fund reports”.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
28

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2023
MFS®  Value Fund
EIF-SEM

MFS® Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end and a rapid reopening of China’s economy — have hit turbulence after the sudden collapse of two US regional banks and the government-led merger of Switzerland’s two largest lenders. At the same time, US inflation data suggest that price pressures will prove more persistent than expected, making the US Federal Reserve’s job of trying to corral four-decade-high inflation without tipping the economy into recession that much more difficult. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential near-term shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, after the recent banking turmoil, investors are increasingly mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
One result of the banking crisis has been a rally in global government bond markets as investors sense that the global monetary tightening campaign is nearing its end, and the resulting lower yields have eased some of the pressure on interest rate–sensitive parts of the economy. Over the near term, amid tighter financial conditions, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates in recent months has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.7%
Cigna Group	2.7%
Progressive Corp.	2.6%
Aon PLC	2.5%
Northrop Grumman Corp.	2.4%
Texas Instruments, Inc.	2.4%
Comcast Corp., “A”	2.3%
Marsh & McLennan Cos., Inc.	2.3%
Pfizer, Inc.	2.2%
GICS equity sectors (g)
Financials	26.6%
Health Care	17.6%
Industrials	17.4%
Information Technology	7.4%
Utilities	6.6%
Consumer Staples	5.5%
Consumer Discretionary	4.6%
Energy	4.2%
Materials	4.2%
Communication Services	3.4%
Real Estate	1.7%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2022 through February 28, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/22	Ending Account Value 2/28/23	Expenses Paid During Period (p) 9/01/22-2/28/23
A	Actual	0.79%	$1,000.00	$1,033.10	$3.98
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
B	Actual	1.54%	$1,000.00	$1,029.07	$7.75
	Hypothetical (h)	1.54%	$1,000.00	$1,017.16	$7.70
C	Actual	1.54%	$1,000.00	$1,029.31	$7.75
	Hypothetical (h)	1.54%	$1,000.00	$1,017.16	$7.70
I	Actual	0.54%	$1,000.00	$1,034.33	$2.72
	Hypothetical (h)	0.54%	$1,000.00	$1,022.12	$2.71
R1	Actual	1.54%	$1,000.00	$1,029.04	$7.75
	Hypothetical (h)	1.54%	$1,000.00	$1,017.16	$7.70
R2	Actual	1.04%	$1,000.00	$1,031.83	$5.24
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
R3	Actual	0.79%	$1,000.00	$1,033.26	$3.98
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
R4	Actual	0.54%	$1,000.00	$1,034.34	$2.72
	Hypothetical (h)	0.54%	$1,000.00	$1,022.12	$2.71
R6	Actual	0.44%	$1,000.00	$1,035.03	$2.22
	Hypothetical (h)	0.44%	$1,000.00	$1,022.61	$2.21
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 7.0%
General Dynamics Corp.	4,571,106	$1,041,800,768
Honeywell International, Inc.	6,301,720	1,206,653,346
Northrop Grumman Corp.	2,976,214	1,381,290,680
Raytheon Technologies Corp.	3,984,578	390,847,256
		$4,020,592,050
Alcoholic Beverages – 1.5%
Diageo PLC	20,433,653	$867,379,332
Brokerage & Asset Managers – 4.7%
BlackRock, Inc.	891,746	$614,796,445
Citigroup, Inc.	15,813,415	801,582,006
KKR & Co., Inc.	6,479,320	365,109,682
NASDAQ, Inc.	16,415,928	920,276,924
		$2,701,765,057
Business Services – 2.9%
Accenture PLC, “A”	3,879,816	$1,030,285,139
Equifax, Inc.	3,224,501	653,058,187
		$1,683,343,326
Cable TV – 3.4%
Charter Communications, Inc., “A” (a)	1,660,348	$610,360,529
Comcast Corp., “A”	36,126,772	1,342,832,115
		$1,953,192,644
Chemicals – 1.3%
PPG Industries, Inc.	5,478,440	$723,482,786
Construction – 1.9%
Masco Corp.	5,632,625	$295,318,529
Otis Worldwide Corp.	2,351,432	198,978,176
Sherwin-Williams Co.	2,688,230	595,039,710
		$1,089,336,415
Consumer Products – 1.6%
International Flavors & Fragrances, Inc.	2,183,413	$203,494,091
Kimberly-Clark Corp.	3,721,617	465,388,206
Reckitt Benckiser Group PLC	3,769,913	261,285,903
		$930,168,200
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.4%
Johnson Controls International PLC	12,513,476	$784,845,215
Electronics – 5.6%
Analog Devices, Inc.	2,661,616	$488,326,688
KLA Corp.	1,868,842	709,001,278
NXP Semiconductors N.V.	3,594,636	641,570,633
Texas Instruments, Inc.	7,998,407	1,371,326,880
		$3,210,225,479
Energy - Independent – 4.2%
ConocoPhillips	10,622,375	$1,097,822,456
EOG Resources, Inc.	4,228,155	477,866,078
Pioneer Natural Resources Co.	4,120,550	825,799,426
		$2,401,487,960
Food & Beverages – 2.7%
Archer Daniels Midland Co.	2,327,098	$185,237,001
Nestle S.A.	7,507,150	845,525,797
PepsiCo, Inc.	3,050,094	529,282,812
		$1,560,045,610
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	3,997,883	$676,601,719
Health Maintenance Organizations – 2.7%
Cigna Group	5,340,328	$1,559,909,809
Insurance – 11.2%
Aon PLC	4,641,134	$1,411,136,793
Chubb Ltd.	5,845,817	1,233,584,303
Marsh & McLennan Cos., Inc.	8,107,867	1,314,609,556
Progressive Corp.	10,470,141	1,502,674,636
Travelers Cos., Inc.	5,354,965	991,311,121
		$6,453,316,409
Machinery & Tools – 4.7%
Eaton Corp. PLC	5,188,867	$907,688,504
Illinois Tool Works, Inc.	4,105,148	957,156,308
PACCAR, Inc.	4,336,571	313,100,426
Trane Technologies PLC	2,676,692	495,107,719
		$2,673,052,957
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 7.9%
Goldman Sachs Group, Inc.	923,702	$324,819,808
JPMorgan Chase & Co.	16,577,627	2,376,402,830
Morgan Stanley	12,494,253	1,205,695,415
PNC Financial Services Group, Inc.	3,979,602	628,458,748
		$4,535,376,801
Medical & Health Technology & Services – 1.5%
McKesson Corp.	2,430,349	$850,160,384
Medical Equipment – 6.2%
Abbott Laboratories	7,981,284	$811,856,209
Boston Scientific Corp. (a)	14,919,276	697,028,575
Danaher Corp.	1,501,845	371,751,693
Medtronic PLC	7,720,138	639,227,426
Thermo Fisher Scientific, Inc.	1,961,824	1,062,837,770
		$3,582,701,673
Other Banks & Diversified Financials – 2.7%
American Express Co.	5,760,553	$1,002,278,616
Moody's Corp.	762,107	221,125,346
Truist Financial Corp.	7,189,505	337,547,260
		$1,560,951,222
Pharmaceuticals – 7.2%
Johnson & Johnson	10,255,905	$1,571,820,000
Merck & Co., Inc.	10,283,315	1,092,499,386
Pfizer, Inc.	30,920,422	1,254,441,520
Roche Holding AG	669,384	193,171,494
		$4,111,932,400
Railroad & Shipping – 2.4%
Canadian National Railway Co.	3,007,625	$342,538,411
Union Pacific Corp.	4,940,691	1,024,106,431
		$1,366,644,842
Real Estate – 1.7%
Prologis, Inc., REIT	5,970,255	$736,729,467
Public Storage, Inc., REIT	777,412	232,407,317
		$969,136,784
Specialty Chemicals – 1.5%
DuPont de Nemours, Inc.	11,855,210	$865,785,986
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 3.4%
Lowe's Cos., Inc.	5,595,908	$1,151,358,071
Target Corp.	4,825,529	813,101,636
		$1,964,459,707
Utilities - Electric Power – 6.7%
American Electric Power Co., Inc.	3,664,838	$322,395,799
Dominion Energy, Inc.	14,100,583	784,274,427
Duke Energy Corp.	11,670,594	1,100,070,190
Exelon Corp.	7,976,878	322,186,102
Southern Co.	15,068,511	950,220,304
Xcel Energy, Inc.	5,217,953	336,923,225
		$3,816,070,047
Total Common Stocks (Identified Cost, $32,623,856,856)		$56,911,964,814
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.55% (v) (Identified Cost, $300,544,123)	300,544,129	$300,544,129

Other Assets, Less Liabilities – 0.3%		155,395,234
Net Assets – 100.0%		$57,367,904,177

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $300,544,129 and $56,911,964,814, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
8

Financial Statements
Statement of Assets and Liabilities
At 2/28/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $32,623,856,856)	$56,911,964,814
Investments in affiliated issuers, at value (identified cost, $300,544,123)	300,544,129
Receivables for
Investments sold	145,723,609
Fund shares sold	50,792,242
Dividends	132,603,227
Other assets	207,042
Total assets	$57,541,835,063
Liabilities
Payables for
Investments purchased	$85,109,448
Fund shares reacquired	74,355,592
Payable to affiliates
Investment adviser	1,339,944
Administrative services fee	3,537
Shareholder servicing costs	11,160,446
Distribution and service fees	182,938
Payable for independent Trustees' compensation	15,086
Accrued expenses and other liabilities	1,763,895
Total liabilities	$173,930,886
Net assets	$57,367,904,177
Net assets consist of
Paid-in capital	$32,123,952,015
Total distributable earnings (loss)	25,243,952,162
Net assets	$57,367,904,177
Shares of beneficial interest outstanding	1,219,345,518
9

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$7,801,644,876	166,203,906	$46.94
Class B	31,538,277	674,135	46.78
Class C	527,132,095	11,375,588	46.34
Class I	23,888,529,282	505,497,989	47.26
Class R1	15,091,395	328,904	45.88
Class R2	311,551,259	6,717,383	46.38
Class R3	2,570,412,439	55,021,582	46.72
Class R4	1,911,408,611	40,722,572	46.94
Class R6	20,310,595,943	432,803,459	46.93

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $49.80 [100 / 94.25 x $46.94]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
10

Financial Statements
Statement of Operations
Six months ended 2/28/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$682,003,476
Dividends from affiliated issuers	6,106,904
Other	202,704
Income on securities loaned	410
Interest	61
Foreign taxes withheld	(1,406,943)
Total investment income	$686,906,612
Expenses
Management fee	$126,313,806
Distribution and service fees	16,748,806
Shareholder servicing costs	20,844,090
Administrative services fee	316,715
Independent Trustees' compensation	66,323
Custodian fee	295,521
Shareholder communications	948,999
Audit and tax fees	34,076
Legal fees	134,582
Miscellaneous	781,574
Total expenses	$166,484,492
Reduction of expenses by investment adviser and distributor	(3,859,764)
Net expenses	$162,624,728
Net investment income (loss)	$524,281,884
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,482,195,596
Affiliated issuers	49,694
Foreign currency	(946,634)
Net realized gain (loss)	$1,481,298,656
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(30,166,071)
Affiliated issuers	(20,943)
Translation of assets and liabilities in foreign currencies	996,504
Net unrealized gain (loss)	$(29,190,510)
Net realized and unrealized gain (loss)	$1,452,108,146
Change in net assets from operations	$1,976,390,030
See Notes to Financial Statements
11

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22
Change in net assets
From operations
Net investment income (loss)	$524,281,884	$1,003,732,902
Net realized gain (loss)	1,481,298,656	3,270,780,892
Net unrealized gain (loss)	(29,190,510)	(8,339,275,510)
Change in net assets from operations	$1,976,390,030	$(4,064,761,716)
Total distributions to shareholders	$(3,719,182,806)	$(2,296,655,204)
Change in net assets from fund share transactions	$708,691,220	$(729,015,117)
Total change in net assets	$(1,034,101,556)	$(7,090,432,037)
Net assets
At beginning of period	58,402,005,733	65,492,437,770
At end of period	$57,367,904,177	$58,402,005,733
See Notes to Financial Statements
12

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$48.43	$53.60	$41.31	$41.31	$40.82	$39.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.70	$0.59	$0.63	$0.79	$0.59
Net realized and unrealized gain (loss)	1.24	(4.12)	12.77	0.57	1.03	3.04
Total from investment operations	$1.62	$(3.42)	$13.36	$1.20	$1.82	$3.63
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.69)	$(0.60)	$(0.65)	$(0.79)	$(0.60)
From net realized gain	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)
Total distributions declared to shareholders	$(3.11)	$(1.75)	$(1.07)	$(1.20)	$(1.33)	$(1.81)
Net asset value, end of period (x)	$46.94	$48.43	$53.60	$41.31	$41.31	$40.82
Total return (%) (r)(s)(t)(x)	3.31(n)	(6.59)	32.85	2.93	4.85	9.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.81	0.80	0.83	0.83	0.82
Expenses after expense reductions	0.79(a)	0.79	0.79	0.82	0.82	0.81
Net investment income (loss)	1.58(a)	1.36	1.25	1.56	2.00	1.46
Portfolio turnover	5(n)	12	8	16	11	11
Net assets at end of period (000 omitted)	$7,801,645	$7,741,830	$8,523,158	$6,460,837	$6,520,132	$6,736,296
See Notes to Financial Statements
13

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$48.25	$53.38	$41.12	$41.09	$40.59	$38.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.30	$0.23	$0.32	$0.49	$0.28
Net realized and unrealized gain (loss)	1.23	(4.08)	12.74	0.58	1.03	3.04
Total from investment operations	$1.43	$(3.78)	$12.97	$0.90	$1.52	$3.32
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.29)	$(0.24)	$(0.32)	$(0.48)	$(0.28)
From net realized gain	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)
Total distributions declared to shareholders	$(2.90)	$(1.35)	$(0.71)	$(0.87)	$(1.02)	$(1.49)
Net asset value, end of period (x)	$46.78	$48.25	$53.38	$41.12	$41.09	$40.59
Total return (%) (r)(s)(t)(x)	2.91(n)	(7.29)	31.87	2.15	4.08	8.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55(a)	1.56	1.55	1.58	1.58	1.57
Expenses after expense reductions	1.54(a)	1.54	1.54	1.56	1.57	1.56
Net investment income (loss)	0.84(a)	0.59	0.50	0.79	1.24	0.71
Portfolio turnover	5(n)	12	8	16	11	11
Net assets at end of period (000 omitted)	$31,538	$35,955	$52,833	$55,897	$84,737	$111,494
See Notes to Financial Statements
14

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$47.82	$52.94	$40.80	$40.80	$40.31	$38.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.30	$0.23	$0.32	$0.49	$0.28
Net realized and unrealized gain (loss)	1.23	(4.05)	12.63	0.56	1.03	3.01
Total from investment operations	$1.43	$(3.75)	$12.86	$0.88	$1.52	$3.29
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.31)	$(0.25)	$(0.33)	$(0.49)	$(0.29)
From net realized gain	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)
Total distributions declared to shareholders	$(2.91)	$(1.37)	$(0.72)	$(0.88)	$(1.03)	$(1.50)
Net asset value, end of period (x)	$46.34	$47.82	$52.94	$40.80	$40.80	$40.31
Total return (%) (r)(s)(t)(x)	2.93(n)	(7.29)	31.86	2.14	4.10	8.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55(a)	1.56	1.55	1.58	1.58	1.57
Expenses after expense reductions	1.54(a)	1.54	1.54	1.57	1.57	1.56
Net investment income (loss)	0.83(a)	0.60	0.50	0.80	1.24	0.71
Portfolio turnover	5(n)	12	8	16	11	11
Net assets at end of period (000 omitted)	$527,132	$562,575	$686,442	$650,697	$881,020	$1,050,477
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$48.75	$53.94	$41.56	$41.56	$41.06	$39.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.83	$0.71	$0.74	$0.90	$0.70
Net realized and unrealized gain (loss)	1.25	(4.14)	12.85	0.56	1.02	3.05
Total from investment operations	$1.69	$(3.31)	$13.56	$1.30	$1.92	$3.75
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.82)	$(0.71)	$(0.75)	$(0.88)	$(0.70)
From net realized gain	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)
Total distributions declared to shareholders	$(3.18)	$(1.88)	$(1.18)	$(1.30)	$(1.42)	$(1.91)
Net asset value, end of period (x)	$47.26	$48.75	$53.94	$41.56	$41.56	$41.06
Total return (%) (r)(s)(t)(x)	3.43(n)	(6.36)	33.20	3.18	5.11	9.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55(a)	0.56	0.55	0.58	0.58	0.57
Expenses after expense reductions	0.54(a)	0.54	0.54	0.57	0.57	0.57
Net investment income (loss)	1.83(a)	1.60	1.50	1.81	2.25	1.72
Portfolio turnover	5(n)	12	8	16	11	11
Net assets at end of period (000 omitted)	$23,888,529	$24,634,555	$27,444,959	$21,027,882	$20,076,773	$20,727,676
See Notes to Financial Statements
16

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$47.39	$52.47	$40.45	$40.47	$40.01	$38.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.30	$0.23	$0.32	$0.48	$0.28
Net realized and unrealized gain (loss)	1.20	(4.01)	12.52	0.55	1.02	2.99
Total from investment operations	$1.40	$(3.71)	$12.75	$0.87	$1.50	$3.27
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.31)	$(0.26)	$(0.34)	$(0.50)	$(0.30)
From net realized gain	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)
Total distributions declared to shareholders	$(2.91)	$(1.37)	$(0.73)	$(0.89)	$(1.04)	$(1.51)
Net asset value, end of period (x)	$45.88	$47.39	$52.47	$40.45	$40.47	$40.01
Total return (%) (r)(s)(t)(x)	2.90(n)	(7.28)	31.88	2.13	4.08	8.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55(a)	1.56	1.55	1.58	1.58	1.57
Expenses after expense reductions	1.54(a)	1.54	1.54	1.57	1.57	1.56
Net investment income (loss)	0.83(a)	0.60	0.50	0.80	1.24	0.72
Portfolio turnover	5(n)	12	8	16	11	11
Net assets at end of period (000 omitted)	$15,091	$16,339	$20,580	$18,914	$21,820	$24,791
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$47.88	$53.01	$40.86	$40.87	$40.39	$38.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.56	$0.46	$0.52	$0.68	$0.48
Net realized and unrealized gain (loss)	1.22	(4.07)	12.64	0.56	1.03	3.02
Total from investment operations	$1.54	$(3.51)	$13.10	$1.08	$1.71	$3.50
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.56)	$(0.48)	$(0.54)	$(0.69)	$(0.50)
From net realized gain	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)
Total distributions declared to shareholders	$(3.04)	$(1.62)	$(0.95)	$(1.09)	$(1.23)	$(1.71)
Net asset value, end of period (x)	$46.38	$47.88	$53.01	$40.86	$40.87	$40.39
Total return (%) (r)(s)(t)(x)	3.18(n)	(6.83)	32.53	2.66	4.60	9.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05(a)	1.06	1.05	1.08	1.08	1.07
Expenses after expense reductions	1.04(a)	1.04	1.04	1.07	1.07	1.07
Net investment income (loss)	1.33(a)	1.10	1.00	1.30	1.73	1.21
Portfolio turnover	5(n)	12	8	16	11	11
Net assets at end of period (000 omitted)	$311,551	$323,438	$409,939	$359,598	$437,221	$550,200
See Notes to Financial Statements
18

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$48.22	$53.37	$41.14	$41.15	$40.66	$38.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.69	$0.59	$0.63	$0.79	$0.59
Net realized and unrealized gain (loss)	1.23	(4.08)	12.71	0.56	1.03	3.03
Total from investment operations	$1.61	$(3.39)	$13.30	$1.19	$1.82	$3.62
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.70)	$(0.60)	$(0.65)	$(0.79)	$(0.60)
From net realized gain	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)
Total distributions declared to shareholders	$(3.11)	$(1.76)	$(1.07)	$(1.20)	$(1.33)	$(1.81)
Net asset value, end of period (x)	$46.72	$48.22	$53.37	$41.14	$41.15	$40.66
Total return (%) (r)(s)(t)(x)	3.30(n)	(6.58)	32.85	2.92	4.87	9.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.81	0.80	0.83	0.83	0.82
Expenses after expense reductions	0.79(a)	0.79	0.79	0.82	0.82	0.82
Net investment income (loss)	1.58(a)	1.35	1.25	1.56	1.99	1.47
Portfolio turnover	5(n)	12	8	16	11	11
Net assets at end of period (000 omitted)	$2,570,412	$2,479,059	$2,774,355	$2,036,093	$2,096,743	$2,259,562
See Notes to Financial Statements
19

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$48.44	$53.61	$41.31	$41.32	$40.82	$39.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.82	$0.70	$0.73	$0.89	$0.69
Net realized and unrealized gain (loss)	1.24	(4.11)	12.78	0.56	1.03	3.04
Total from investment operations	$1.68	$(3.29)	$13.48	$1.29	$1.92	$3.73
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.82)	$(0.71)	$(0.75)	$(0.88)	$(0.70)
From net realized gain	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)
Total distributions declared to shareholders	$(3.18)	$(1.88)	$(1.18)	$(1.30)	$(1.42)	$(1.91)
Net asset value, end of period (x)	$46.94	$48.44	$53.61	$41.31	$41.32	$40.82
Total return (%) (r)(s)(t)(x)	3.43(n)	(6.36)	33.20	3.17	5.14	9.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55(a)	0.56	0.55	0.58	0.58	0.57
Expenses after expense reductions	0.54(a)	0.54	0.54	0.57	0.57	0.57
Net investment income (loss)	1.83(a)	1.59	1.50	1.80	2.24	1.72
Portfolio turnover	5(n)	12	8	16	11	11
Net assets at end of period (000 omitted)	$1,911,409	$1,936,377	$2,625,508	$2,323,830	$2,916,674	$3,201,331
See Notes to Financial Statements
20

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$48.43	$53.60	$41.31	$41.32	$40.83	$39.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.46	$0.88	$0.76	$0.78	$0.93	$0.73
Net realized and unrealized gain (loss)	1.25	(4.11)	12.76	0.55	1.02	3.04
Total from investment operations	$1.71	$(3.23)	$13.52	$1.33	$1.95	$3.77
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.88)	$(0.76)	$(0.79)	$(0.92)	$(0.74)
From net realized gain	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)	(1.21)
Total distributions declared to shareholders	$(3.21)	$(1.94)	$(1.23)	$(1.34)	$(1.46)	$(1.95)
Net asset value, end of period (x)	$46.93	$48.43	$53.60	$41.31	$41.32	$40.83
Total return (%) (r)(s)(t)(x)	3.50(n)	(6.26)	33.33	3.29	5.22	9.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45(a)	0.44	0.45	0.47	0.48	0.47
Expenses after expense reductions	0.44(a)	0.43	0.44	0.46	0.47	0.47
Net investment income (loss)	1.94(a)	1.72	1.60	1.92	2.35	1.83
Portfolio turnover	5(n)	12	8	16	11	11
Net assets at end of period (000 omitted)	$20,310,596	$20,671,878	$22,910,207	$16,158,507	$14,716,194	$13,941,823

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a
22

Notes to Financial Statements (unaudited) - continued
third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant
23

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$56,911,964,814	$—	$—	$56,911,964,814
Mutual Funds	300,544,129	—	—	300,544,129
Total	$57,212,508,943	$—	$—	$57,212,508,943
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2023, there were no securities on loan or collateral outstanding.
24

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
25

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/22
Ordinary income (including any short-term capital gains)	$1,056,449,863
Long-term capital gains	1,240,205,341
Total distributions	$2,296,655,204
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/23
Cost of investments	$33,046,645,212
Gross appreciation	25,021,846,346
Gross depreciation	(855,982,615)
Net unrealized appreciation (depreciation)	$24,165,863,731
As of 8/31/22
Undistributed ordinary income	160,951,456
Undistributed long-term capital gain	2,596,924,612
Other temporary differences	(943,469)
Net unrealized appreciation (depreciation)	24,229,812,339
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective
26

Notes to Financial Statements (unaudited) - continued
May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/23	Year ended 8/31/22
Class A	$495,214,679	$273,517,488
Class B	2,024,131	1,216,456
Class C	33,188,344	17,060,745
Class I	1,554,617,740	974,046,406
Class R1	967,741	496,764
Class R2	20,328,048	11,816,689
Class R3	162,458,845	92,181,871
Class R4	122,840,595	86,917,003
Class R6	1,327,542,683	838,098,191
Class 529A	—	1,199,995
Class 529B	—	12,068
Class 529C	—	91,528
Total	$3,719,182,806	$2,296,655,204
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $7.5 billion	0.60%
In excess of $7.5 billion and up to $10 billion	0.53%
In excess of $10 billion and up to $20 billion	0.50%
In excess of $20 billion and up to $25 billion	0.45%
In excess of $25 billion and up to $30 billion	0.42%
In excess of $30 billion and up to $35 billion	0.40%
In excess of $35 billion and up to $40 billion	0.38%
In excess of $40 billion and up to $45 billion	0.36%
In excess of $45 billion and up to $50 billion	0.35%
In excess of $50 billion and up to $60 billion	0.34%
In excess of $60 billion and up to $70 billion	0.33%
In excess of $70 billion	0.32%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this management fee reduction amounted to $3,858,747, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.42% of the fund's average daily net assets.
27

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $411,945 for the six months ended February 28, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 9,757,525
Class B	0.75%	0.25%	1.00%	1.00%	170,278
Class C	0.75%	0.25%	1.00%	1.00%	2,757,382
Class R1	0.75%	0.25%	1.00%	1.00%	79,060
Class R2	0.25%	0.25%	0.50%	0.50%	803,856
Class R3	—	0.25%	0.25%	0.25%	3,180,705
Total Distribution and Service Fees					$16,748,806
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2023, this rebate amounted to $845, $2, $39, $130, and $1 for Class A, Class B, Class C, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2023, were as follows:
Amount
Class A	$64,065
Class B	4,526
Class C	22,699
28

Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2023, the fee was $617,263, which equated to 0.0021% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $20,226,827.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.0011% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2023, the fund engaged in sale transactions pursuant to this policy, which amounted to $40,376,427. The sales transactions resulted in net realized gains (losses) of $6,695,881.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2023, this reimbursement amounted to $202,704, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2023, purchases and sales of investments, other than short-term obligations, aggregated $2,730,988,580 and $5,270,815,326, respectively.
29

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,490,337	$600,194,698	25,460,837	$1,304,528,745
Class B	13,769	650,187	28,780	1,448,061
Class C	902,771	43,036,566	2,128,366	108,930,510
Class I	46,708,790	2,261,440,119	104,177,233	5,398,148,950
Class R1	59,251	2,872,594	71,429	3,582,741
Class R2	427,200	20,442,224	1,017,872	51,547,704
Class R3	4,612,770	221,346,949	9,577,374	490,593,967
Class R4	4,144,461	198,551,695	8,666,712	449,117,644
Class R6	33,168,978	1,600,103,437	69,862,513	3,605,133,343
Class 529A	—	—	181,738	9,356,790
Class 529C	—	—	4,314	219,593
	102,528,327	$4,948,638,469	221,177,168	$11,422,608,048
Shares issued to shareholders in reinvestment of distributions
Class A	8,609,277	$408,231,251	4,260,498	$223,606,230
Class B	41,077	1,945,499	21,603	1,143,159
Class C	589,020	27,632,580	269,156	14,097,412
Class I	27,027,449	1,289,038,722	15,332,772	808,558,869
Class R1	20,833	967,741	9,567	496,670
Class R2	431,540	20,231,174	225,850	11,770,156
Class R3	3,442,552	162,455,990	1,763,839	92,179,872
Class R4	2,523,167	119,535,969	1,617,791	84,960,067
Class R6	25,556,089	1,210,134,959	14,489,736	758,305,034
Class 529A	—	—	22,189	1,174,219
Class 529B	—	—	230	12,068
Class 529C	—	—	1,666	87,208
	68,241,004	$3,240,173,885	38,014,897	$1,996,390,964
30

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(14,746,849)	$(711,177,230)	(28,870,863)	$(1,488,027,464)
Class B	(125,966)	(6,028,864)	(294,900)	(15,068,232)
Class C	(1,880,171)	(89,440,628)	(3,599,146)	(182,095,198)
Class I	(73,600,831)	(3,569,216,427)	(122,942,628)	(6,330,744,591)
Class R1	(95,993)	(4,586,681)	(128,377)	(6,430,683)
Class R2	(896,327)	(42,544,705)	(2,221,741)	(113,876,779)
Class R3	(4,450,353)	(213,020,711)	(11,903,542)	(606,937,905)
Class R4	(5,922,466)	(285,388,520)	(19,281,858)	(995,354,650)
Class R6	(52,723,300)	(2,558,717,368)	(84,949,346)	(4,358,664,209)
Class 529A	—	—	(952,447)	(45,930,691)
Class 529B	—	—	(9,347)	(478,205)
Class 529C	—	—	(86,922)	(4,405,522)
	(154,442,256)	$(7,480,121,134)	(275,241,117)	$(14,148,014,129)
Net change
Class A	6,352,765	$297,248,719	850,472	$40,107,511
Class B	(71,120)	(3,433,178)	(244,517)	(12,477,012)
Class C	(388,380)	(18,771,482)	(1,201,624)	(59,067,276)
Class I	135,408	(18,737,586)	(3,432,623)	(124,036,772)
Class R1	(15,909)	(746,346)	(47,381)	(2,351,272)
Class R2	(37,587)	(1,871,307)	(978,019)	(50,558,919)
Class R3	3,604,969	170,782,228	(562,329)	(24,164,066)
Class R4	745,162	32,699,144	(8,997,355)	(461,276,939)
Class R6	6,001,767	251,521,028	(597,097)	4,774,168
Class 529A	—	—	(748,520)	(35,399,682)
Class 529B	—	—	(9,117)	(466,137)
Class 529C	—	—	(80,942)	(4,098,721)
	16,327,075	$708,691,220	(16,049,052)	$(729,015,117)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund was the owner of record of approximately 1% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime Income Fund, the MFS Managed Wealth Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
31

Notes to Financial Statements (unaudited) - continued
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2023, the fund’s commitment fee and interest expense were $147,208 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$210,070,654	$2,950,518,829	$2,860,074,105	$49,694	$(20,943)	$300,544,129

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,106,904	$—
(8) Redemptions In-Kind
On November 16, 2022, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $43,713,254. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $24,765,112 for the fund, which is included in Net realized gain in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
32

Notes to Financial Statements (unaudited) - continued
On February 22, 2023, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $32,716,141. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $18,042,450 for the fund, which is included in Net realized gain in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(10) Subsequent Event
On March 17, 2023, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities and cash that were valued at $125,962,065. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain (loss) of $65,639,817 for the fund.
On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
33

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
34

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: April 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: April 14, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: April 14, 2023

* Print name and title of each signing officer under his or her signature.